                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1
                                PROSPECTUS FOR
             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS
                               FORM NY1155 4/00

                                  ISSUED BY:
                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK
                          666 THIRD AVENUE, 9TH FLOOR
                           NEW YORK, NEW YORK 10017

                                SERVICE CENTER:
                            6610 WEST BROAD STREET
                           RICHMOND, VIRGINIA 23230
                           TELEPHONE: (800) 313-5282

--------------------------------------------------------------------------------

This prospectus, dated May 1, 2011, describes a flexible premium variable deferred annuity contract (the "contract" or "contracts") issued prior to May 1, 2003 or prior to the date on which New York State insurance authorities approve applicable contract modifications. The contract may be offered to individuals and qualified and nonqualified retirement plans. Genworth Life Insurance Company of New York (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "RetireReady/SM/ Choice NY" in our marketing materials. This contract (RetireReady/SM/ Choice NY) is no longer offered or sold.

This prospectus describes all material features and benefits of the contract and provides details about Genworth Life of New York VA Separate Account 1 (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your purchase payments and any enhanced payment amounts, if applicable pursuant to the Enhanced Payment Benefit Option, to the Separate Account, the Guarantee Account, or both. If we apply enhanced payment amounts to your contract, we will apply them with your purchase payment to your Contract Value, and allocate the enhanced payment amounts on a pro-rata basis to the investment options you select in the same ratio as the applicable purchase payment. You should know that over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the enhanced payment benefit may exceed the sum of the enhanced payment amount and any related earnings. You should consider this possibility before purchasing the contract. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS):
Invesco V.I. Basic Value Fund -- Series II shares
Invesco V.I. Capital Appreciation Fund -- Series I shares
Invesco V.I. Core Equity Fund -- Series I shares
Invesco V.I. International Growth Fund -- Series II shares
Invesco Van Kampen V.I. Comstock Fund -- Series II shares (formerly, Van Kampen
  Life Investment Trust -- Comstock Portfolio -- Class II Shares)
Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares (formerly,
  The Universal Institutional Funds, Inc. -- Equity and Income
  Portfolio -- Class II Shares)

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B
AllianceBernstein Global Thematic Growth Portfolio -- Class B
AllianceBernstein Growth and Income Portfolio -- Class B
AllianceBernstein International Value Portfolio -- Class B
AllianceBernstein Large Cap Growth Portfolio -- Class B
AllianceBernstein Small Cap Growth Portfolio -- Class B

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.:
VP Inflation Protection Fund -- Class II

BLACKROCK VARIABLE SERIES FUNDS, INC.:
BlackRock Basic Value V.I. Fund -- Class III Shares
BlackRock Global Allocation V.I. Fund -- Class III Shares
BlackRock Large Cap Growth V.I. Fund -- Class III Shares
BlackRock Value Opportunities V.I. Fund -- Class III Shares

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:
Columbia Marsico Growth Fund, Variable Series -- Class A
Columbia Marsico International Opportunities Fund, Variable Series -- Class B

EATON VANCE VARIABLE TRUST:
VT Floating-Rate Income Fund

FEDERATED INSURANCE SERIES:
Federated High Income Bond Fund II -- Service Shares
Federated Kaufmann Fund II -- Service Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND:
VIP Asset Manager/SM/ Portfolio -- Service Class 2
VIP Balanced Portfolio -- Service Class 2
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Growth Portfolio -- Service Class 2
VIP Growth & Income Portfolio -- Service Class 2
VIP Investment Grade Bond Portfolio -- Service Class 2
VIP Mid Cap Portfolio -- Service Class 2
VIP Value Strategies Portfolio -- Service Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Franklin Income Securities Fund -- Class 2 Shares
Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares Mutual Shares Securities Fund -- Class 2 Shares
Templeton Growth Securities Fund -- Class 2 Shares

GE INVESTMENTS FUNDS, INC.:
Core Value Equity Fund -- Class 1 Shares
Income Fund -- Class 1 Shares
Mid-Cap Equity Fund -- Class 1 Shares
Money Market Fund
Premier Growth Equity Fund -- Class 1 Shares
Real Estate Securities Fund -- Class 1 Shares
S&P 500(R) Index Fund
Small-Cap Equity Fund -- Class 1 Shares
Total Return Fund -- Class 1 Shares
U.S. Equity Fund -- Class 1 Shares

GENWORTH VARIABLE INSURANCE TRUST:
Genworth Calamos Growth Fund -- Service Shares
Genworth Davis NY Venture Fund -- Service Shares
Genworth Eaton Vance Large Cap Value Fund -- Service Shares
Genworth Enhanced International Index Fund -- Service Shares
Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares Genworth PIMCO StocksPLUS Fund -- Service Shares
Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares (formerly,
  Genworth Columbia Mid Cap Value Fund -- Service Shares)

GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Goldman Sachs Mid Cap Value Fund

JANUS ASPEN SERIES:
Balanced Portfolio -- Service Shares
Forty Portfolio -- Service Shares

LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II
Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio -- Class I

MFS(R) VARIABLE INSURANCE TRUST:
MFS(R) Investors Growth Stock Series -- Service Class Shares
MFS(R) Investors Trust Series -- Service Class Shares
MFS(R) New Discovery Series -- Service Class Shares
MFS(R) Total Return Series -- Service Class Shares
MFS(R) Utilities Series -- Service Class Shares

OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Oppenheimer Balanced Fund/VA -- Service Shares
Oppenheimer Capital Appreciation Fund/VA -- Service Shares
Oppenheimer Global Securities Fund/VA -- Service Shares
Oppenheimer Main Street Fund/VA -- Service Shares
Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA --  Service Shares
  (formerly, Oppenheimer Main Street Small Cap Fund/VA -- Service Shares) Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares

PIMCO VARIABLE INSURANCE TRUST:
All Asset Portfolio -- Advisor Class Shares
High Yield Portfolio -- Administrative Class Shares
Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
Total Return Portfolio -- Administrative Class Shares

THE PRUDENTIAL SERIES FUND:
Jennison Portfolio -- Class II Shares
Jennison 20/20 Focus Portfolio -- Class II Shares
Natural Resources Portfolio -- Class II Shares

RYDEX VARIABLE TRUST:
NASDAQ-100(R) Fund

WELLS FARGO VARIABLE TRUST:
Wells Fargo Advantage VT Omega Growth Fund -- Class 2 (formerly, Evergreen
  Variable Annuity Trust: Evergreen VA Omega Fund -- Class 2)

THE FOLLOWING PORTFOLIOS ARE NOT AVAILABLE TO CONTRACTS ISSUED ON OR AFTER MAY 1, 2003:

DREYFUS:
The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares/1/

JANUS ASPEN SERIES:
Enterprise Portfolio -- Service Shares
Global Technology Portfolio -- Service Shares
Janus Portfolio -- Service Shares
Worldwide Portfolio -- Service Shares

PIMCO VARIABLE INSURANCE TRUST:
Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares

THE FOLLOWING PORTFOLIO IS NOT AVAILABLE FOR NEW PURCHASE PAYMENTS OR TRANSFERS OR FOR NEW CONTRACTS ISSUED ON OR AFTER NOVEMBER 15, 2004:

JANUS ASPEN SERIES:
Overseas Portfolio -- Service Shares

Not all of these Portfolios may be available in all markets.

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. YOU BEAR THE INVESTMENT RISK OF INVESTING IN THE PORTFOLIOS.

The contract is also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.

We may offer other contracts with features that are substantially similar to those offered in this contract and in this prospectus. These other contracts may be priced differently and may be offered exclusively to customers of one or more particular financial institutions or brokerage firms.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

A Statement of Additional Information, dated May 1, 2011, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:

                                (800) 313-5282;

                      or write us at our Service Center:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

/1/ The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares will only be available to contracts purchased through particular financial institutions or brokerage firms effective May 1, 2003.

TABLE OF CONTENTS

DEFINITIONS......................................................  6

FEE TABLES.......................................................  7
   Examples......................................................  9

SYNOPSIS.........................................................  9

CONDENSED FINANCIAL INFORMATION.................................. 12

THE COMPANY...................................................... 12

FINANCIAL CONDITION OF THE COMPANY............................... 12

THE SEPARATE ACCOUNT............................................. 13
   The Portfolios................................................ 13
   Subaccounts................................................... 15
   Voting Rights................................................. 25
   Asset Allocation Program...................................... 25

THE GUARANTEE ACCOUNT............................................ 31

CHARGES AND OTHER DEDUCTIONS..................................... 32
   Transaction Expenses.......................................... 32
       Surrender Charge.......................................... 32
       Exceptions to the Surrender Charge........................ 33
   Deductions from the Separate Account.......................... 33
   Other Charges................................................. 34

THE CONTRACT..................................................... 34
   Purchase of the Contract...................................... 34
   Ownership..................................................... 35
   Assignment.................................................... 35
   Purchase Payments............................................. 36
   Valuation Day and Valuation Period............................ 36
   Allocation of Purchase Payments............................... 36
   Enhanced Payment Benefit Option............................... 36
   Valuation of Accumulation Units............................... 37

TRANSFERS........................................................ 37
   Transfers Before the Annuity Commencement Date................ 37
   Transfers from the Guarantee Account to the Subaccounts....... 37
   Transfers from the Subaccounts to the Guarantee Account....... 37
   Transfers Among the Subaccounts............................... 38
   Telephone/Internet Transactions............................... 38
   Confirmation of Transactions.................................. 39
   Special Note on Reliability................................... 39
   Transfers by Third Parties.................................... 39
   Special Note on Frequent Transfers............................ 40
   Dollar Cost Averaging Program................................. 41
   Defined Dollar Cost Averaging Program......................... 42
   Portfolio Rebalancing Program................................. 43
   Guarantee Account Interest Sweep Program...................... 43


SURRENDERS AND PARTIAL WITHDRAWALS..................................................  43
   Surrenders and Partial Withdrawals...............................................  43
   Restrictions on Distributions from Certain Contracts.............................  44
   Systematic Withdrawal Program....................................................  44

THE DEATH BENEFIT...................................................................  45
   Death Benefit at Death of Any Annuitant Before Annuity Commencement Date.........  45
   When We Calculate The Death Benefit..............................................  46
   Death of an Owner or Joint Owner Before the Annuity Commencement Date............  47
   Death of Owner, Joint Owner or Annuitant After Income Payments Begin.............  49

INCOME PAYMENTS.....................................................................  49
   Optional Payment Plans...........................................................  50
   Variable Income Payments.........................................................  51
   Transfers After the Annuity Commencement Date....................................  52

TAX MATTERS.........................................................................  52
   Introduction.....................................................................  52
   Taxation of Non-Qualified Contracts..............................................  52
   Section 1035 Exchanges...........................................................  54
   Qualified Retirement Plans.......................................................  55
   Federal Income Tax Withholding...................................................  59
   State Income Tax Withholding.....................................................  59
   Tax Status of the Company........................................................  59
   Federal Estate Taxes.............................................................  59
   Generation-Skipping Transfer Tax.................................................  59
   Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010.  59
   Federal Defense of Marriage Act..................................................  60
   Annuity Purchases by Residents of Puerto Rico....................................  60
   Annuity Purchases by Nonresident Aliens and Foreign Corporations.................  60
   Foreign Tax Credits..............................................................  60
   Changes in the Law...............................................................  60

REQUESTING PAYMENTS.................................................................  60

SALE OF THE CONTRACTS...............................................................  61

ADDITIONAL INFORMATION..............................................................  62
   Owner Questions..................................................................  62
   Return Privilege.................................................................  62
   State Regulation.................................................................  63
   Evidence of Death, Age, Gender, Marital Status or Survival.......................  63
   Records and Reports..............................................................  63
   Other Information................................................................  63
   Legal Proceedings................................................................  63

APPENDIX -- CONDENSED FINANCIAL INFORMATION......................................... A-1

TABLE OF CONTENTS -- STATEMENT OF ADDITIONAL INFORMATION

DEFINITIONS

The following terms are used throughout the prospectus:

ACCUMULATION UNIT -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

ANNUITANT/JOINT ANNUITANT -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

ANNUITY COMMENCEMENT DATE -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

ANNUITY UNIT -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

CODE -- The Internal Revenue Code of 1986, as amended.

CONTRACT DATE -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

CONTRACT VALUE -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

FUND -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

GENERAL ACCOUNT -- Assets of the Company other than those allocated to the Separate Account or any other separate account of the Company.

GUARANTEE ACCOUNT -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account.

PORTFOLIO -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all markets.

SEPARATE ACCOUNT -- Genworth Life of New York VA Separate Account 1, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

SERVICE CENTER -- The office to which all written and telephone inquiries concerning the contract or the Portfolios should be made: 6610 West Broad Street, Richmond, Virginia 23230, (800) 313-5282. The term "we" may be used throughout this prospectus in connection with calculation of Contract Value; in these instances, the term "we" has the same meaning as the Service Center.

SUBACCOUNT -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all markets. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

SURRENDER VALUE -- The value of your contract as of the date we receive your written request to surrender at our Service Center, less any applicable premium tax, annual contract charge, any optional benefit charge and any surrender charge.

VALUATION DAY -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

VALUATION PERIOD -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
---------------------------------------------------------------------
Surrender Charge (as a percentage of purchase
payments partially withdrawn or surrendered)       Maximum of 8%/1,2/
---------------------------------------------------------------------
 Transfer Charge                                       $10.00/3/
---------------------------------------------------------------------

/1/The maximum surrender charge assumes you elect the Enhanced Payment Benefit
   Option at the time of application. The surrender charge declines to $0 for each purchase payment received after eight full years have passed since we received the purchase payment. If you do not elect the Enhanced Payment Benefit Option, the maximum surrender charge is 6% and declines to $0 over a period of seven years for each purchase payment received.

/2/A surrender charge is not assessed on any amounts representing gain. In addition, you may partially withdraw the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.

/3/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

PERIODIC CHARGES OTHER THAN PORTFOLIO
EXPENSES
---------------------------------------------------------------------------------------
Annual Contract Charge                                    $30.00/1/
---------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF YOUR AVERAGE DAILY NET ASSETS
 IN THE SEPARATE ACCOUNT)
---------------------------------------------------------------------------------------
                                           Annuitant (Joint      Either Annuitant Over
                                         Annuitant, if any) Age    Age 70 at Issue
                                         70 or Younger at Issue
                                         ----------------------------------------------
 Mortality and Expense Risk Charge              1. 30%                  1.50%
---------------------------------------------------------------------------------------
 Administrative Expense Charge                 0.15%/2/                0.15%/2/
---------------------------------------------------------------------------------------
OPTIONAL BENEFITS
---------------------------------------------------------------------------------------
 Enhanced Payment Benefit Option               0.15%/2/                0.15%/2/
---------------------------------------------------------------------------------------
MAXIMUM TOTAL SEPARATE ACCOUNT ANNUAL
 EXPENSES/3/                                    1.60%                   1.80%
---------------------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

/2/This charge is deducted as a percentage of your assets allocated to the Separate Account.

/3/The Maximum Total Separate Account Annual Expenses assume that the owner elects the Enhanced Payment Benefit Option at the time of application. If the Enhanced Payment Benefit Option is not elected, the total Separate Account Annual Expenses would be lower.

For information concerning compensation paid for the sale of the contract, see the "Sale of the Contracts" provision of this prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

ANNUAL PORTFOLIO EXPENSES/1/                                                      MINIMUM MAXIMUM
-------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)   0.43%   2.27%
-------------------------------------------------------------------------------------------------

/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2010, or restated to reflect Portfolio expenses estimated for the current fiscal year, subject to possible adjustment for material changes. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.38% and 1.78%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

EXAMPLES

These Examples are intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected the Enhanced Payment Benefit Option; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $983       $1,877      $2,689       $4,518

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.

COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $409       $1,295      $2,193       $4,486

The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract:

COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $439       $1,326      $2,224       $4,518

Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.65% for the mortality and expense risk charge as well as the administrative expense charge (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value); and

  . a charge of 0.15% for the Enhanced Payment Benefit Option (deducted daily as a percentage of your assets in the Separate Account).

If the Enhanced Payment Benefit Option is not elected, the expense figures shown above would be lower.

SYNOPSIS

WHAT TYPE OF CONTRACT AM I BUYING? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used in certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing a contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

HOW DOES THE CONTRACT WORK? Once we approve your application, we will issue a contract to you. During the accumulation period you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract), we will convert your Accumulation Units to Annuity Units. You can choose fixed or variable income payments. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and the value of each unit on the date the payment is determined. See "The Contract" provision of this prospectus.

WHAT IS THE SEPARATE ACCOUNT? The Separate Account is a segregated asset account established under New York insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

WHAT ARE MY VARIABLE INVESTMENT CHOICES? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

WHAT IS THE GUARANTEE ACCOUNT? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all markets. See the "Transfers" and "The Guarantee Account" provisions of this prospectus.

WHAT CHARGES ARE ASSOCIATED WITH THIS CONTRACT? If you elect the Enhanced Payment Benefit Option, should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for eight full years, we will assess a surrender charge ranging from 8% to 2%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for eight full years, the surrender charge for those purchase payments reduces to 0%. If you do not elect the Enhanced Payment Benefit Option, should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for six full years, we will assess a surrender charge ranging from 6% to 4%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for six full years, the surrender charge for those purchase payments reduces to 0%.

For all contracts, we do not assess a surrender charge on any amounts withdrawn that represent gain. You may also partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We may also waive the surrender charge in certain circumstances. See the "Surrender Charge" provision of this prospectus.

We assess charges in the aggregate at an effective annual rate of 1.45% (1.65% for contracts where either Annuitant is older than age 70 at the time the contract is issued) against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.30% (1.50% where either Annuitant is older than age 70 at the time the contract is issued). There is also an additional charge of 0.15% against the daily net asset value of the Separate Account if the Enhanced Payment Benefit Option is elected at the time of application which would increase the total charges in the aggregate to an effective annual rate of 1.60% against the daily net asset value of the Separate Account (1.80% for contracts where either Annuitant is older than age 70 at the time the contract is issued). There is also a $30 annual contract charge which we waive if the Contract Value is more than $40,000 at the time the charge is assessed. We also charge for the optional rider. For a complete discussion of all charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If the state in which you reside assesses a premium tax to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well as Rule 12b-1 fees, or service share fees, if applicable. See the "Fee Tables" provision of this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sale of the Contracts" provision of this prospectus.

We offer other variable annuity contracts through the Separate Account (and our other separate accounts) that also invest in the same Portfolios (or many of the same) of the Funds offered under the contract. These other contracts have different charges that could affect the value of the Subaccounts and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 313-5282.

HOW MUCH MUST I PAY AND HOW OFTEN? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The Contract -- Purchase Payments" provision of this prospectus.

HOW WILL MY INCOME PAYMENTS BE CALCULATED? We will pay you a monthly income beginning on the Annuity Commencement Date if any Annuitant is still living. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision of this prospectus.

WHAT HAPPENS IF I DIE BEFORE THE ANNUITY COMMENCEMENT DATE? Before the Annuity Commencement Date, if an owner, joint owner or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary(ies). See "The Death Benefit" provision of this prospectus.

MAY I TRANSFER ASSETS AMONG SUBACCOUNTS AND TO AND FROM THE GUARANTEE
ACCOUNT? Yes, however, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. See the "Transfers," "Income Payments -- Transfers After the Annuity Commencement Date" and the "Guarantee Account" provisions of this prospectus.

MAY I SURRENDER THE CONTRACT OR TAKE PARTIAL WITHDRAWALS? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. A partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See "The Death Benefit" provision of this prospectus for more information.

DO I GET A FREE LOOK AT THIS CONTRACT? Yes. You have the right to return the contract to us at our Service Center at the address listed on page 1 of this prospectus or to your registered representative, and have us cancel the contract within 10 days after its delivery (or longer if required by applicable law).

If you exercise this right, we will cancel your contract as of the date we receive your request at our Service Center and send you a refund computed as of that day.

If you elect the enhanced payment benefit your refund will equal one of the following amounts:

   (i) if your Contract Value has increased or stayed the same, your refund will equal your Contract Value, MINUS any enhanced payment amount, but PLUS any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract; or

  (ii) if your Contract Value has decreased, your refund will equal your Contract Value, MINUS any enhanced payment amount, but PLUS any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract.

This means that we bear any losses attributable to the enhanced payment amounts during the free look period; we will take any gains associated with the enhanced payment amounts during the free look period. We do not assess a surrender charge on your contract refund. See the "Return Privilege" provision of this prospectus.

If you do not elect the enhanced payment benefit, we will cancel the contract as of the day we receive your request and send you a refund equal to your Contract Value (without reduction for any surrender charges) PLUS any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the date we received the returned contract.

WHEN ARE MY ALLOCATIONS EFFECTIVE WHEN PURCHASING THIS CONTRACT? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. See the "The Contract -- Allocation of Purchase Payments" provision of this prospectus.

WHAT ARE THE FEDERAL TAX IMPLICATIONS OF MY INVESTMENT IN THE
CONTRACT? Generally all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income if there has been an increase in the Contract Value. In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includible income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see the Appendix to this prospectus for tables of the Accumulation Unit values.

THE COMPANY

We are a stock life insurance company that was incorporated in New York on February 23, 1988. We principally offer annuity contracts and life insurance policies. We do business in the State of New York. Our Home Office is located at 666 Third Avenue, 9th Floor, New York, New York 10017. Our Service Center is located at 6610 West Broad Street, Richmond, Virginia, 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is directly owned by Genworth Financial, Inc., a public company.

We have met the certification requirements of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. IMSA certified companies subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

FINANCIAL CONDITION OF THE COMPANY

Many financial services companies, including insurance companies, continue to face challenges in this unprecedented market environment, and we are not immune to those challenges. We know it is important for you to understand how this market environment may impact your Contract Value and our ability to meet the guarantees under your contract.

ASSETS IN THE SEPARATE ACCOUNT. You assume all of the investment risk for Contract Value allocated to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate Account" provision of this prospectus.

ASSETS IN THE GENERAL ACCOUNT. You also may be permitted to make allocations to the Guarantee Account, which is part of our General Account. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with the living benefit rider options or the death benefit rider options, are paid from our General Account (not the Separate Account). Therefore, any amounts that we may pay under the contract in excess of your value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue other types of insurance policies and financial products such as term and universal life insurance, funding agreements, funding agreements backing notes and guaranteed investment contracts ("GICs"), and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. This means that in the event of an insolvency or receivership, you may receive only a portion, or none, of the payments you are due under the contract. See "The Guarantee Account" provision of this prospectus.

OUR FINANCIAL CONDITION. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate purchase payments to an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include, but are not limited to, bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio have caused us to re-evaluate product offerings. We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

HOW TO OBTAIN MORE INFORMATION. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles ("GAAP"). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on April 1, 1996. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

THE PORTFOLIOS

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You decide the Subaccounts to which you allocate purchase payments. There are limitations on the number of transfers that may be made in a calendar. See the "Transfers" provision of this prospectus for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

BEFORE CHOOSING A SUBACCOUNT TO WHICH YOU WILL ALLOCATE YOUR PURCHASE PAYMENTS AND CONTRACT VALUE, CAREFULLY READ THE PROSPECTUS FOR EACH PORTFOLIO, ALONG WITH THIS PROSPECTUS. YOU MAY OBTAIN THE MOST RECENT PROSPECTUS FOR EACH PORTFOLIO BY CALLING US AT (800) 313-5282, OR WRITING US AT 6610 WEST BROAD STREET, RICHMOND, VIRGINIA 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.genworth.com and click on "Products." We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

SUBACCOUNTS

You may allocate purchase payments and Contract Value to Subaccounts that invest in the Portfolios listed below in addition to the Guarantee Account at any one time.


                          SUBACCOUNT INVESTING IN                     INVESTMENT OBJECTIVE
                          ---------------------------------------------------------------------------
AIM VARIABLE INSURANCE    INVESCO V.I. BASIC VALUE FUND --   Long-term growth of capital.
FUNDS (INVESCO VARIABLE   SERIES II SHARES
INSURANCE FUNDS)
                          ---------------------------------------------------------------------------
                          INVESCO V.I. CAPITAL APPRECIATION  Long-term growth of capital.
                          FUND -- SERIES I SHARES
                          ---------------------------------------------------------------------------
                          INVESCO V.I. CORE EQUITY FUND --   Long-term growth of capital.
                          SERIES I SHARES
                          ---------------------------------------------------------------------------
                          INVESCO V.I. INTERNATIONAL GROWTH  Long-term growth of capital.
                          FUND -- SERIES II SHARES
                          ---------------------------------------------------------------------------
                          INVESCO VAN KAMPEN V.I. CAPITAL    Seeks capital growth.
                          GROWTH FUND -- SERIES II SHARES
                          (FORMERLY VAN KAMPEN LIFE
                          INVESTMENT TRUST: CAPITAL GROWTH
                          PORTFOLIO -- CLASS II SHARES)
                          ---------------------------------------------------------------------------
                          INVESCO VAN KAMPEN V.I.            Seeks capital growth and income
                          COMSTOCK FUND -- SERIES II SHARES  through investments in equity
                          (FORMERLY, VAN KAMPEN LIFE         securities, including common stocks,
                          INVESTMENT TRUST: COMSTOCK         preferred stocks and securities
                          PORTFOLIO -- CLASS II SHARES)      convertible into common and preferred
                                                             stocks.
                          ---------------------------------------------------------------------------
                          INVESCO VAN KAMPEN V.I. EQUITY     Seeks both capital appreciation and
                          AND INCOME FUND -- CLASS II        current income.
                          SHARES (FORMERLY, THE UNIVERSAL
                          INSTITUTIONAL FUNDS, INC.: EQUITY
                          AND INCOME PORTFOLIO -- CLASS II
                          SHARES)
                          ---------------------------------------------------------------------------
ALLIANCEBERNSTEIN         ALLIANCEBERNSTEIN BALANCED         Seeks to maximize total return
VARIABLE PRODUCTS SERIES  WEALTH STRATEGY PORTFOLIO --       consistent with the adviser's
FUND, INC.                CLASS B                            determination of reasonable risk.
                          ---------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN GLOBAL THEMATIC  Long-term growth of capital.
                          GROWTH PORTFOLIO -- CLASS B

                          ---------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN GROWTH AND       Long-term growth of capital.
                          INCOME PORTFOLIO -- CLASS B
                          ---------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN INTERNATIONAL    Long-term growth of capital.
                          VALUE PORTFOLIO -- CLASS B
                          ---------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN LARGE CAP        Long-term growth of capital.
                          GROWTH PORTFOLIO -- CLASS B
                          ---------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN SMALL CAP        Long-term growth of capital.
                          GROWTH FUND -- CLASS B
                          ---------------------------------------------------------------------------
AMERICAN CENTURY          VP INFLATION PROTECTION FUND --    Pursues long-term total return using a
VARIABLE PORTFOLIOS II,   CLASS II                           strategy that seeks to protect against
INC.                                                         U.S. inflation.
                          ---------------------------------------------------------------------------
BLACKROCK VARIABLE        BLACKROCK BASIC VALUE V.I.         Seeks capital appreciation, and
SERIES FUNDS, INC.        FUND -- CLASS III SHARES           secondarily, income.

                          ---------------------------------------------------------------------------

                                        ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                 AS APPLICABLE)
---------------------------------------------------------------------
Long-term growth of capital.            Invesco Advisers, Inc.


---------------------------------------------------------------------
Long-term growth of capital.            Invesco Advisers, Inc.

---------------------------------------------------------------------
Long-term growth of capital.            Invesco Advisers, Inc.

---------------------------------------------------------------------
Long-term growth of capital.            Invesco Advisers, Inc.

---------------------------------------------------------------------
Seeks capital growth.                   Invesco Advisers, Inc.




---------------------------------------------------------------------
Seeks capital growth and income         Invesco Advisers, Inc.
through investments in equity
securities, including common stocks,
preferred stocks and securities
convertible into common and preferred
stocks.
---------------------------------------------------------------------
Seeks both capital appreciation and     Invesco Advisers, Inc.
current income.




---------------------------------------------------------------------
Seeks to maximize total return          AllianceBernstein, L.P.
consistent with the adviser's
determination of reasonable risk.
---------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein, L.P.


---------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein, L.P.

---------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein, L.P.

---------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein, L.P.

---------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein, L.P.

---------------------------------------------------------------------
Pursues long-term total return using a  American Century Investment strategy that seeks to protect against  Management, Inc.
U.S. inflation.
---------------------------------------------------------------------
Seeks capital appreciation, and         BlackRock Advisors, LLC
secondarily, income.                    (subadvised by BlackRock
                                        Investment Management, LLC)
---------------------------------------------------------------------


                         SUBACCOUNT INVESTING IN                        INVESTMENT OBJECTIVE
                         --------------------------------------------------------------------------------
                         BLACKROCK GLOBAL ALLOCATION V.I.     Seeks high total investment return.
                         FUND -- CLASS III SHARES


                         --------------------------------------------------------------------------------
                         BLACKROCK LARGE CAP GROWTH V.I.      Seeks long-term capital growth.
                         FUND -- CLASS III SHARES

                         --------------------------------------------------------------------------------
                         BLACKROCK VALUE OPPORTUNITIES        Seeks long-term capital growth.
                         V.I. FUND -- CLASS III SHARES

                         --------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE  COLUMBIA MARSICO GROWTH FUND,        The fund seeks long-term growth of
INSURANCE TRUST I        VARIABLE SERIES -- CLASS A           capital.

                         --------------------------------------------------------------------------------
                         COLUMBIA MARSICO INTERNATIONAL       The fund seeks long-term growth of
                         OPPORTUNITIES FUND, VARIABLE         capital.
                         SERIES -- CLASS B
                         --------------------------------------------------------------------------------
EATON VANCE VARIABLE     VT FLOATING-RATE INCOME FUND         To provide a high level of current
TRUST                                                         income.
                         --------------------------------------------------------------------------------
FEDERATED INSURANCE      FEDERATED HIGH INCOME BOND           Seeks high current income by investing
SERIES                   FUND II -- SERVICE SHARES            in a diversified portfolio of high yield,
                                                              lower-rated corporate bonds,
                                                              commonly referred to as "junk bonds."
                         --------------------------------------------------------------------------------
                         FEDERATED KAUFMANN FUND II --        Seeks capital appreciation.
                         SERVICE SHARES


                         --------------------------------------------------------------------------------
FIDELITY(R) VARIABLE     VIP ASSET MANAGER/SM/ PORTFOLIOS --  Seeks to obtain high total return with
INSURANCE PRODUCTS       SERVICE CLASS 2                      reduced risk over the long term by
FUND                                                          allocating its assets among stocks,
                                                              bonds, and short-term instruments.









                         --------------------------------------------------------------------------------
                         VIP BALANCED PORTFOLIO --            Seeks income and capital growth
                         SERVICE CLASS 2                      consistent with reasonable risk.

                         --------------------------------------------------------------------------------
                         VIP CONTRAFUND(R) PORTFOLIO --       Seeks long-term capital appreciation.
                         SERVICE CLASS 2

                         --------------------------------------------------------------------------------
                         VIP DYNAMIC CAPITAL APPRECIATION     Seeks capital appreciation.
                         PORTFOLIO -- SERVICE CLASS 2

                         --------------------------------------------------------------------------------
                         VIP EQUITY-INCOME PORTFOLIO --       Seeks reasonable income. The fund
                         SERVICE CLASS 2                      will also consider the potential for
                                                              capital appreciation. The fund's goal is
                                                              to achieve a yield which exceeds the
                                                              composite yield on the securities
                                                              comprising the S&P 500(R) Index.

                         --------------------------------------------------------------------------------

                                              ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                       AS APPLICABLE)
-------------------------------------------------------------------------------
Seeks high total investment return.        BlackRock Advisors, LLC
       (subadvised by BlackRock
                                           Investment Management, LLC and
                                           BlackRock International Limited)
-------------------------------------------------------------------------------
Seeks long-term capital growth.            BlackRock Advisors, LLC
       (subadvised by BlackRock
                                           Investment Management, LLC)
-------------------------------------------------------------------------------
Seeks long-term capital growth.            BlackRock Advisors, LLC
       (subadvised by BlackRock
                                           Investment Management, LLC)
-------------------------------------------------------------------------------
The fund seeks long-term growth of         Columbia Management Investment
capital.                                   Advisers, LLC (subadvised by
                                           Marsico Capital Management, LLC)
-------------------------------------------------------------------------------
The fund seeks long-term growth of         Columbia Management Investment
capital.                                   Advisers, LLC (subadvised by
       Marsico Capital Management, LLC)
-------------------------------------------------------------------------------
To provide a high level of current         Eaton Vance Management
income.
-------------------------------------------------------------------------------
Seeks high current income by investing     Federated Investment Management
in a diversified portfolio of high yield,  Company
lower-rated corporate bonds,
commonly referred to as "junk bonds."
-------------------------------------------------------------------------------
Seeks capital appreciation.                Federated Equity Management
                                           Company of Pennsylvania
                                           (subadvised by Federated Global
                                           Investment Management Corp.)
-------------------------------------------------------------------------------
Seeks to obtain high total return with     Fidelity Management & Research
reduced risk over the long term by         Company (FMR) (subadvised by
allocating its assets among stocks,        Fidelity Investments Money
bonds, and short-term instruments.         Management, Inc. (FIMM), FMR
                                           Co., Inc. (FMRC), Fidelity Research
                                           & Analysis Company (FRAC),
                                           Fidelity Management & Research
                                           (U.K.) Inc. (FMR U.K.), Fidelity
                                           International Investment Advisors
                                           (FIIA), Fidelity International
                                           Investment Advisors (U.K.) Limited
                                           (FIIA(U.K.)L), and Fidelity
                                           Investments Japan Limited (FIJ))
-------------------------------------------------------------------------------
Seeks income and capital growth            FMR (subadvised by FIMM, FMRC,
consistent with reasonable risk.           FRAC, FMR U.K., FIIA,
                                           FIIA(U.K.)L, and FIJ)
-------------------------------------------------------------------------------
Seeks long-term capital appreciation.      FMR (subadvised by FMRC, FRAC,
                                           FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
                                           FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks reasonable income. The fund          FMR (subadvised by FMRC, FRAC,
will also consider the potential for       FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is   FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the S&P 500(R) Index.

-------------------------------------------------------------------------------


                       SUBACCOUNT INVESTING IN                       INVESTMENT OBJECTIVE
                       -------------------------------------------------------------------------------
                       VIP GROWTH PORTFOLIO --             Seeks to achieve capital appreciation.
                       SERVICE CLASS 2

                       -------------------------------------------------------------------------------
                       VIP GROWTH & INCOME PORTFOLIO --    Seeks high total return through a
                       SERVICE CLASS 2                     combination of current income and
                                                           capital appreciation.
                       -------------------------------------------------------------------------------
                       VIP INVESTMENT GRADE BOND           Seeks as high a level of current income
                       PORTFOLIO -- SERVICE CLASS 2        as is consistent with the preservation of
                                                           capital.
                       -------------------------------------------------------------------------------
                       VIP MID CAP PORTFOLIO --            Seeks long-term growth of capital.
                       SERVICE CLASS 2

                       -------------------------------------------------------------------------------
                       VIP VALUE STRATEGIES PORTFOLIO --   Seeks capital appreciation.
                       SERVICE CLASS 2

                       -------------------------------------------------------------------------------
FRANKLIN TEMPLETON     FRANKLIN INCOME SECURITIES FUND --  Seeks to maximize income while
VARIABLE INSURANCE     CLASS 2 SHARES                      maintaining prospects for capital
PRODUCTS TRUST                                             appreciation. The fund normally
                                                           invests in both equity and debt
                                                           securities.
                       -------------------------------------------------------------------------------
                       FRANKLIN TEMPLETON VIP FOUNDING     Seeks capital appreciation, with
                       FUNDS ALLOCATION FUND --            income as a secondary goal. The fund
                       CLASS 2 SHARES/1/                   normally invests equal portions in
                                                           Class 1 shares of Franklin Income
                                                           Securities Fund; Mutual Shares
                                                           Securities Fund; and Templeton
                                                           Growth Securities Fund.
                       -------------------------------------------------------------------------------
                       MUTUAL SHARES SECURITIES FUND --    Seeks capital appreciation, with
                       CLASS 2 SHARES                      income as a secondary goal. The fund
                                                           normally invests primarily in U.S. and
                                                           foreign equity securities that the
                                                           manager believes are undervalued.
                       -------------------------------------------------------------------------------
                       TEMPLETON GROWTH SECURITIES FUND    Seeks long-term capital growth. The
                       -- CLASS 2 SHARES                   fund normally invests primarily in
                                                           equity securities of companies located
                                                           anywhere in the world, including those
                                                           in the U.S. and in emerging markets.
                       -------------------------------------------------------------------------------
GE INVESTMENTS FUNDS,  CORE VALUE EQUITY FUND -- CLASS 1   Seeks long-term growth of capital and
INC.                   SHARES                              future income.
                       -------------------------------------------------------------------------------
                       INCOME FUND -- CLASS 1 SHARES       Seeks maximum income consistent
                                                           with prudent investment management
                                                           and the preservation of capital.
                       -------------------------------------------------------------------------------
                       MID-CAP EQUITY FUND --              Seeks long-term growth of capital and
                       CLASS 1 SHARES/2/                   future income.
                       -------------------------------------------------------------------------------
                       MONEY MARKET FUND/3/                Seeks a high level of current income
                                                           consistent with the preservation of
                                                           capital and the maintenance of
                                                           liquidity.
                       -------------------------------------------------------------------------------

                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
-----------------------------------------------------------------------------
Seeks to achieve capital appreciation.     FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-----------------------------------------------------------------------------
Seeks high total return through a          FMR (subadvised by FMRC, FRAC,
combination of current income and          FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                      FIJ)
-----------------------------------------------------------------------------
Seeks as high a level of current income    FMR (subadvised by FIMM, FRAC,
as is consistent with the preservation of  FIIA and FIIA(U.K.)L)
capital.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-----------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-----------------------------------------------------------------------------
Seeks to maximize income while             Franklin Advisers, Inc.
maintaining prospects for capital
appreciation. The fund normally
invests in both equity and debt
securities.
-----------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Templeton Services, LLC
income as a secondary goal. The fund       (the fund's administrator)
normally invests equal portions in
Class 1 shares of Franklin Income
Securities Fund; Mutual Shares
Securities Fund; and Templeton
Growth Securities Fund.
-----------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Mutual Advisers, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued.
-----------------------------------------------------------------------------
Seeks long-term capital growth. The        Templeton Global Advisors Limited
fund normally invests primarily in
equity securities of companies located
anywhere in the world, including those
in the U.S. and in emerging markets.
-----------------------------------------------------------------------------
Seeks long-term growth of capital and      GE Asset Management Incorporated
future income.
-----------------------------------------------------------------------------
Seeks maximum income consistent            GE Asset Management Incorporated
with prudent investment management
and the preservation of capital.
-----------------------------------------------------------------------------
Seeks long-term growth of capital and      GE Asset Management Incorporated
future income.
-----------------------------------------------------------------------------
Seeks a high level of current income       GE Asset Management Incorporated
consistent with the preservation of
capital and the maintenance of
liquidity.
-----------------------------------------------------------------------------

                    /1/ Please see the provision below under the heading
                        "Information about the Franklin Templeton VIP Founding Funds Allocation Fund" for important information about this fund.

                    /2/ The Russell MidCap Index is constructed to provide an
                        unbiased barometer for the mid-cap segment and is reconstituted annually. The capitalization range, however, may change significantly intra-year due to changes in the market capitalization of securities held in the Index.

                    /3/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.


                    SUBACCOUNT INVESTING IN                   INVESTMENT OBJECTIVE
                    --------------------------------------------------------------------------
                    PREMIER GROWTH EQUITY FUND --    Seeks long-term growth of capital and
                    CLASS 1 SHARES                   future income rather than current
                                                     income.
                    --------------------------------------------------------------------------
                    REAL ESTATE SECURITIES FUND --   Seeks maximum total return through
                    CLASS 1 SHARES                   current income and capital
                                                     appreciation.
                    --------------------------------------------------------------------------
                    S&P 500(R) INDEX FUND/1/         Seeks growth of capital and
                                                     accumulation of income that
                                                     corresponds to the investment return of
                                                     S&P's 500 Composite Stock Index.
                    --------------------------------------------------------------------------
                    SMALL-CAP EQUITY FUND --         Seeks long-term growth of capital.
                    CLASS 1 SHARES






                    --------------------------------------------------------------------------
                    TOTAL RETURN FUND --             Seeks the highest total return,
                    CLASS 1 SHARES                   composed of current income and
                                                     capital appreciation, as is consistent
                                                     with prudent investment risk.

                    --------------------------------------------------------------------------
                    U.S. EQUITY FUND --              Seeks long-term growth of capital.
                    CLASS 1 SHARES
                    --------------------------------------------------------------------------
GENWORTH VARIABLE   GENWORTH CALAMOS GROWTH          The fund's investment objective is
INSURANCE TRUST/2/  FUND -- SERVICE SHARES           long-term capital growth.

                    --------------------------------------------------------------------------
                    GENWORTH DAVIS NY VENTURE        The fund's investment objective is
                    FUND -- SERVICE SHARES           long-term growth of capital.

                    --------------------------------------------------------------------------
                    GENWORTH EATON VANCE LARGE CAP   The fund's investment objective is to
                    VALUE FUND -- SERVICE SHARES     seek total return.

                    --------------------------------------------------------------------------
                    GENWORTH ENHANCED INTERNATIONAL  The fund's investment objective is to
                    INDEX FUND -- SERVICE SHARES     outperform the Morgan Stanley Capital
                                                     International Europe, Australasia and
                                                     Far East Index ("MSCI EAFE Index")
                                                     while maintaining a market level of
                                                     risk.
                    --------------------------------------------------------------------------
                    GENWORTH GOLDMAN SACHS           The fund's investment objective is to
                    ENHANCED CORE BOND INDEX         seek to outperform the total return
                    FUND -- SERVICE SHARES           performance of the Barclays Capital
                                                     Aggregate Bond Index (the "Bond
                                                     Index") while maintaining a risk level
                                                     commensurate with the Bond Index.
                    --------------------------------------------------------------------------

                                            ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                      AS APPLICABLE)
-----------------------------------------------------------------------------
Seeks long-term growth of capital and    GE Asset Management Incorporated
future income rather than current
income.
-----------------------------------------------------------------------------
Seeks maximum total return through       GE Asset Management Incorporated
current income and capital               (subadvised by Urdang Securities
appreciation.                            Management, Inc.)
-----------------------------------------------------------------------------
Seeks growth of capital and              GE Asset Management Incorporated
accumulation of income that              (subadvised by SSgA Funds
corresponds to the investment return of  Management, Inc.)
S&P's 500 Composite Stock Index.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.       GE Asset Management Incorporated
         (subadvised by Palisade Capital
                                         Management, L.L.C., Champlain
                                         Investment Partners, LLC,
                                         GlobeFlex Capital, LP, Kennedy
                                         Capital Management, Inc. and
                                         SouthernSun Asset Management,
                                         Inc.)
-----------------------------------------------------------------------------
Seeks the highest total return,          GE Asset Management Incorporated
composed of current income and           (subadvised by Kennedy Capital
capital appreciation, as is consistent   Management, Inc., Urdang Securities
with prudent investment risk.            Management, Inc. and Palisade
                                         Capital Management, L.L.C.)
-----------------------------------------------------------------------------
Seeks long-term growth of capital.       GE Asset Management Incorporated

-----------------------------------------------------------------------------
The fund's investment objective is       Genworth Financial Wealth
long-term capital growth.                Management, Inc. (subadvised by
                                         Calamos Advisors LLC)
-----------------------------------------------------------------------------
The fund's investment objective is       Genworth Financial Wealth
long-term growth of capital.             Management, Inc. (subadvised by
                                         Davis Selected Advisers, L.P.)
-----------------------------------------------------------------------------
The fund's investment objective is to    Genworth Financial Wealth
seek total return.                       Management, Inc. (subadvised by
                                         Eaton Vance Management)
-----------------------------------------------------------------------------
The fund's investment objective is to    Genworth Financial Wealth
outperform the Morgan Stanley Capital    Management, Inc.
International Europe, Australasia and
Far East Index ("MSCI EAFE Index")
while maintaining a market level of
risk.
-----------------------------------------------------------------------------
The fund's investment objective is to    Genworth Financial Wealth
seek to outperform the total return      Management, Inc. (subadvised by
performance of the Barclays Capital      Goldman Sachs Asset
Aggregate Bond Index (the "Bond          Management, L.P.)
Index") while maintaining a risk level
commensurate with the Bond Index.
-----------------------------------------------------------------------------

                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.

                    /2/ Please see the provision below under the heading
                        "Information about the Genworth Variable Insurance Trust" for important information about this Fund.


                        SUBACCOUNT INVESTING IN                       INVESTMENT OBJECTIVE
                        -------------------------------------------------------------------------------
                        GENWORTH LEGG MASON                 The fund's investment objective is to
                        CLEARBRIDGE AGGRESSIVE GROWTH       seek capital appreciation.
                        FUND -- SERVICE SHARES
                        -------------------------------------------------------------------------------
                        GENWORTH PIMCO STOCKSPLUS           The fund's investment objective is to
                        FUND -- SERVICE SHARES              seek total return which exceeds that of
                                                            the S&P 500 Index.

                        -------------------------------------------------------------------------------
                        GENWORTH PYRAMIS(R) SMALL/MID       The fund's investment objective is
                        CAP CORE FUND -- SERVICE SHARES     long-term capital appreciation.
                        (FORMERLY, GENWORTH COLUMBIA
                        MID CAP VALUE FUND -- SERVICE
                        SHARES)
                        -------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE  GOLDMAN SACHS MID CAP VALUE         Seeks long-term capital appreciation.
INSURANCE TRUST         FUND
                        -------------------------------------------------------------------------------
JANUS ASPEN SERIES      BALANCED PORTFOLIO --               Seeks long-term capital growth,
                        SERVICE SHARES                      consistent with preservation of capital
                                                            and balanced by current income.
                        -------------------------------------------------------------------------------
                        FORTY PORTFOLIO -- SERVICE SHARES   A non-diversified portfolio/1/ that seeks
                                                            long-term growth of capital.
                        -------------------------------------------------------------------------------
LEGG MASON PARTNERS     LEGG MASON CLEARBRIDGE VARIABLE     Seeks capital appreciation. This
VARIABLE EQUITY TRUST   AGGRESSIVE GROWTH PORTFOLIO --      objective may be changed without
                        CLASS II                            shareholder approval.
                        -------------------------------------------------------------------------------
                        LEGG MASON CLEARBRIDGE VARIABLE     Seeks total return (that is, a
                        EQUITY INCOME BUILDER PORTFOLIO --  combination of income and long-term
                        CLASS II                            capital appreciation). The fund's
                                                            investment objectives may be changed
                                                            without shareholder approval.
                        -------------------------------------------------------------------------------
                        LEGG MASON CLEARBRIDGE VARIABLE     Seeks long-term capital growth with
                        FUNDAMENTAL ALL CAP VALUE           income as a secondary consideration.
                        PORTFOLIO -- CLASS I                This objective may be changed without
                                                            shareholder approval.
                        -------------------------------------------------------------------------------
MFS(R) VARIABLE         MFS(R) INVESTORS GROWTH STOCK       The fund's investment objective is to
INSURANCE TRUST         SERIES -- SERVICE CLASS SHARES      seek capital appreciation.
                        -------------------------------------------------------------------------------
                        MFS(R) INVESTORS TRUST SERIES --    The fund's investment objective is to
                        SERVICE CLASS SHARES                seek capital appreciation.
                        -------------------------------------------------------------------------------
                        MFS(R) NEW DISCOVERY SERIES --      The fund's investment objective is to
                        SERVICE CLASS SHARES                seek capital appreciation.
                        -------------------------------------------------------------------------------
                        MFS(R) TOTAL RETURN SERIES --       The fund's investment objective is to
                        SERVICE CLASS SHARES                seek total return.
                        -------------------------------------------------------------------------------
                        MFS(R) UTILITIES SERIES --          The fund's investment objective is to
                        SERVICE CLASS SHARES                seek total return.
                        -------------------------------------------------------------------------------
OPPENHEIMER VARIABLE    OPPENHEIMER BALANCED                Seeks a high total investment return,
ACCOUNT FUNDS           FUND/VA -- SERVICE SHARES           which includes current income and
                                                            capital appreciation.
                        -------------------------------------------------------------------------------
                        OPPENHEIMER CAPITAL                 Seeks capital appreciation by investing
                        APPRECIATION FUND/VA --             in securities of well-known established
                        SERVICE SHARES                      companies.
                        -------------------------------------------------------------------------------

                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
-----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
seek capital appreciation.                 Management, Inc. (subadvised by
        ClearBridge Advisors, LLC)
-----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
seek total return which exceeds that of    Management, Inc. (subadvised by
the S&P 500 Index.                         Pacific Investment Management
                                           Company LLC)
-----------------------------------------------------------------------------
The fund's investment objective is         Genworth Financial Wealth
long-term capital appreciation.            Management, Inc. (subadvised by
        Pyramis Global Advisors, LLC)


-----------------------------------------------------------------------------
Seeks long-term capital appreciation.      Goldman Sachs Asset Management,
 L.P.
-----------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
-----------------------------------------------------------------------------
A non-diversified portfolio/1/ that seeks  Janus Capital Management LLC long-term growth of capital.
-----------------------------------------------------------------------------
Seeks capital appreciation. This           Legg Mason Partners Fund Advisor,
objective may be changed without           LLC (subadvised by ClearBridge
shareholder approval.                      Advisors, LLC)
-----------------------------------------------------------------------------
Seeks total return (that is, a             Legg Mason Partners Fund Advisor,
combination of income and long-term        LLC (subadvised by ClearBridge
capital appreciation). The fund's          Advisors, LLC)
investment objectives may be changed
without shareholder approval.
-----------------------------------------------------------------------------
Seeks long-term capital growth with        Legg Mason Partners Fund Advisor,
income as a secondary consideration.       LLC (subadvised by ClearBridge
This objective may be changed without      Advisors, LLC)
shareholder approval.
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
-----------------------------------------------------------------------------
Seeks a high total investment return,      OppenheimerFunds, Inc.
which includes current income and
capital appreciation.
-----------------------------------------------------------------------------
Seeks capital appreciation by investing    OppenheimerFunds, Inc.
in securities of well-known established
companies.
-----------------------------------------------------------------------------

                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.


                       SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                       ------------------------------------------------------------------------------
                       OPPENHEIMER GLOBAL SECURITIES      Seeks long-term capital appreciation
                       FUND/VA -- SERVICE SHARES          by investing a substantial portion of its
                                                          assets in securities of foreign issuers,
                                                          "growth-type" companies, cyclical
                                                          industries and special situations that
                                                          are considered to have appreciation
                                                          possibilities.
                       ------------------------------------------------------------------------------
                       OPPENHEIMER MAIN STREET            Seeks high total return.
                       FUND/VA -- SERVICE SHARES
                       ------------------------------------------------------------------------------
                       OPPENHEIMER MAIN STREET SMALL-     Seeks capital appreciation.
                       & MID-CAP FUND(R)/VA -- SERVICE
                       SHARES (FORMERLY, OPPENHEIMER
                       MAIN STREET SMALL CAP FUND/
                       VA -- SERVICE SHARES)
                       ------------------------------------------------------------------------------
                       OPPENHEIMER SMALL- & MID-CAP       Seeks capital appreciation by investing
                       GROWTH FUND/VA -- SERVICE          in "growth type" companies.
                       SHARES
                       ------------------------------------------------------------------------------
PIMCO VARIABLE         ALL ASSET PORTFOLIO -- ADVISOR     Seeks maximum real return consistent
INSURANCE TRUST        CLASS SHARES                       with preservation of real capital and
                                                          prudent investment management.
                       ------------------------------------------------------------------------------
                       HIGH YIELD PORTFOLIO --            Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                                                          Invests at least 80% of its assets in a
                                                          diversified portfolio of high yield
                                                          securities ("junk bonds") rated below
                                                          investment grade but rated at least Caa
                                                          by Moody's or CCC by S&P, or, if
                                                          unrated, determined by PIMCO to be
                                                          of comparable quality, subject to a
                                                          maximum of 5% of its total assets in
                                                          securities rated Caa by Moody's or
                                                          CCC by S&P, or, if unrated,
                                                          determined by PIMCO to be of
                                                          comparable quality.
                       ------------------------------------------------------------------------------
                       LONG-TERM U.S. GOVERNMENT          Seeks maximum total return,
                       PORTFOLIO -- ADMINISTRATIVE CLASS  consistent with preservation of capital
                       SHARES                             and prudent investment management.
                       ------------------------------------------------------------------------------
                       LOW DURATION PORTFOLIO --          Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                       ------------------------------------------------------------------------------
                       TOTAL RETURN PORTFOLIO --          Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                       ------------------------------------------------------------------------------
THE PRUDENTIAL SERIES  JENNISON PORTFOLIO --              Seeks long-term growth of capital.
FUND                   CLASS II SHARES

                       ------------------------------------------------------------------------------
                       JENNISON 20/20 FOCUS PORTFOLIO --  Seeks long-term growth of capital.
                       CLASS II SHARES

                       ------------------------------------------------------------------------------
                       NATURAL RESOURCES PORTFOLIO --     Seeks long-term growth of capital.
                       CLASS II SHARES

                       ------------------------------------------------------------------------------

                          ADVISER (AND SUB-ADVISER(S),
                                AS APPLICABLE)
                       -----------------------------------
                       OppenheimerFunds, Inc.






                       -----------------------------------
                       OppenheimerFunds, Inc.

                       -----------------------------------
                       OppenheimerFunds, Inc.




                       -----------------------------------
                       OppenheimerFunds, Inc.


                       -----------------------------------
PIMCO VARIABLE         Pacific Investment Management
INSURANCE TRUST        Company LLC

                       -----------------------------------
                       Pacific Investment Management
                       Company LLC













                       -----------------------------------
                       Pacific Investment Management
                       Company LLC

                       -----------------------------------
                       Pacific Investment Management
                       Company LLC

                       -----------------------------------
                       Pacific Investment Management
                       Company LLC

                       -----------------------------------
THE PRUDENTIAL SERIES  Prudential Investments LLC
FUND                   (subadvised by Jennison Associates
                       LLC)
                       -----------------------------------
                       Prudential Investments LLC
                       (subadvised by Jennison Associates
                       LLC)
                       -----------------------------------
                       Prudential Investments LLC
                       (subadvised by Jennison Associates
                       LLC)
                       -----------------------------------


                            SUBACCOUNT INVESTING IN                     INVESTMENT OBJECTIVE
                            ----------------------------------------------------------------------------
RYDEX VARIABLE              NASDAQ-100(R) FUND/1/              Seeks to provide investment results
TRUST                                                          that correspond to a benchmark for
                                                               over-the-counter securities. The fund's
                                                               current benchmark is the NASDAQ
                                                               100 Index(TM).
                            ----------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST  WELLS FARGO ADVANTAGE VT OMEGA     The fund seeks long-term capital
                            GROWTH FUND -- CLASS 2 (FORMERLY,  appreciation.
                            EVERGREEN VARIABLE ANNUITY
                            TRUST: EVERGREEN VA OMEGA
                            FUND -- CLASS 2)
                            ----------------------------------------------------------------------------

                              ADVISER (AND SUB-ADVISER(S),
                                     AS APPLICABLE)
                            ----------------------------------
RYDEX VARIABLE              Rydex Advisors II, LLC
TRUST



                            ----------------------------------
WELLS FARGO VARIABLE TRUST  Wells Fargo Funds Management,
                            LLC (sub-advised by Wells Capital
                            Management Incorporated)


                            ----------------------------------

                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

The following Portfolios are not available to contracts issued on or after May 1, 2003:

                                                                                               ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN                     INVESTMENT OBJECTIVE                  AS APPLICABLE)
                    ---------------------------------------------------------------------------------------------------------
DREYFUS             THE DREYFUS SOCIALLY RESPONSIBLE   Seeks capital growth, with current      The Dreyfus Corporation
                    GROWTH FUND, INC. -- INITIAL       income as a secondary goal.
                    SHARES
                    ---------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  ENTERPRISE PORTFOLIO -- SERVICE    Seeks long-term growth of capital.      Janus Capital Management LLC
                    SHARES
                    ---------------------------------------------------------------------------------------------------------
                    GLOBAL TECHNOLOGY PORTFOLIO --     Seeks long-term growth of capital.      Janus Capital Management LLC
                    SERVICE SHARES
                    ---------------------------------------------------------------------------------------------------------
                    JANUS PORTFOLIO -- SERVICE SHARES  Seeks long-term growth of capital.      Janus Capital Management LLC
                    ---------------------------------------------------------------------------------------------------------
                    WORLDWIDE PORTFOLIO --             Seeks long-term growth of capital in a  Janus Capital Management LLC
                     SERVICE SHARES                    manner consistent with preservation of
                                                       capital.
                    ---------------------------------------------------------------------------------------------------------
PIMCO VARIABLE      FOREIGN BOND PORTFOLIO (U.S.       Seeks maximum total return consistent   Pacific Investment Management
INSURANCE TRUST     DOLLAR HEDGED) -- ADMINISTRATIVE   with the preservation of capital and    Company LLC
                    CLASS SHARES                       prudent investment management.
                    ---------------------------------------------------------------------------------------------------------

The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:

                                                                                 ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN         INVESTMENT OBJECTIVE               AS APPLICABLE)
                    ------------------------------------------------------------------------------------------
JANUS ASPEN SERIES   OVERSEAS PORTFOLIO --   Seeks long-term growth of capital.  Janus Capital Management LLC
                     SERVICE SHARES
                    ------------------------------------------------------------------------------------------

Not all of these Portfolios may be available in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds and partial withdrawals; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

    1) the investment objective of the Portfolio;

    2) the Portfolio's performance history;

    3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

    4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have Portfolios with diverse objectives so that an investor may diversify his or her investment holdings, from a conservative to an aggressive investment portfolio, depending on the advice of his or her investment adviser and risk assessment. There is no assurance, however, that a Portfolio will achieve its stated investment objective. When selecting a Portfolio for our products, we also consider the Portfolio's performance history compared to its peers and whether its holdings and strategies are consistent with its objectives. Please keep in mind that past performance does not guarantee future results. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the Portfolios. THE COMPANY DOES NOT PROVIDE INVESTMENT ADVICE AND DOES NOT RECOMMEND OR ENDORSE ANY PARTICULAR SUBACCOUNT OR PORTFOLIO. YOU BEAR THE ENTIRE RISK OF ANY DECLINE IN YOUR CONTRACT VALUE RESULTING FROM THE INVESTMENT PERFORMANCE OF THE SUBACCOUNTS YOU HAVE CHOSEN.

INFORMATION ABOUT THE GENWORTH VARIABLE INSURANCE TRUST. The Portfolios of the Genworth Variable Insurance Trust (the "Genworth VIT") are advised by Genworth Financial Wealth Management, Inc. ("GFWM"), an affiliate of the Company. Like other Portfolios available as investment options under the contracts, each Genworth VIT Portfolio pays fees that are deducted from Genworth VIT Portfolio assets. These fees include a management fee payable to GFWM, "Rule 12b-1 fees" payable to Capital Brokerage Corporation, an affiliate of the Company that serves as the principal underwriter for the Genworth VIT Portfolios and the contracts, and administrative services fees payable to the Company. The management fee payable to GFWM varies among the Genworth VIT Portfolios. A portion of each such management fee is paid to the sub-adviser that provides day-to-day management of the Genworth VIT Portfolio, if applicable, and the remainder is retained by GFWM. Each Genworth VIT Portfolio pays

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Rule 12b-1 fees at an annual rate of 0.25% of its average daily net assets for certain distribution activities and shareholder services relating to the Genworth VIT Portfolio and also pays administrative service fees at an annual rate of 0.25% of its average daily net assets for certain administrative services relating to the Genworth VIT Portfolio. THROUGH YOUR INDIRECT INVESTMENT IN THE GENWORTH VIT PORTFOLIOS, YOU PAY A PROPORTIONATE SHARE OF THESE EXPENSES AND, BECAUSE GFWM IS AN AFFILIATE OF THE COMPANY, THE COMPANY MAY INDIRECTLY BENEFIT AS A RESULT OF MANAGEMENT AND OTHER FEES RECEIVED BY GFWM AND ITS AFFILIATES FROM A GENWORTH VIT PORTFOLIO. (The minimum and maximum total annual operating expenses of the Portfolios are disclosed in the "Fee Table" section of the contract prospectus. Information concerning each Portfolio's fees and expenses appears in the prospectus for the Portfolio.)

The Genworth Enhanced International Index Fund is a "fund of funds" that pursues its investment objective by investing in exchange-traded funds and index funds. Because the Portfolio pursues its goals by investing in underlying funds, you will bear a proportionate share of the Portfolio's operating expenses and, also, indirectly, the operating expenses of the underlying funds. A Portfolio, as shareholder in the underlying funds, will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds. More information about the Portfolio and the underlying funds, including information about the fees and expenses of the Portfolio and the underlying funds, can be found in the prospectus for the Portfolio.

In general, the total compensation received and retained by the Company and its affiliates (including GFWM) from the Genworth VIT Portfolios (typically, management fees remaining after payment of the sub-adviser plus Rule 12b-1 fees and administrative service fees) will be as high as or greater than the total compensation received from a Portfolio other than a Genworth VIT Portfolio (the payments for administrative services from the Portfolio and/or the adviser and/or distributor of such Portfolio plus any Rule 12b-1 payments received). Therefore, the Company will generally benefit to the extent that a greater portion of your contract assets is allocated to the Genworth VIT Portfolios.

PAYMENTS FROM FUNDS AND FUND AFFILIATES. We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. We consider these payments and fees among a number of factors when deciding to add or keep a Portfolio on the menu of Portfolios that we offer through the contract. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide or obtain include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios, including the provision of teleservicing support in connection with the Portfolios and the provision of office space, equipment, facilities and personnel as may be reasonably required or beneficial in order to provide these services to contract owners. The amount of the payments is based on a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other Portfolios, advisers or distributors based on the level of administrative and other services provided. The availability of these types of arrangements may create an incentive for us to seek and to add as an investment option under the contract funds or portfolios (and classes of shares of such portfolios) that pay us higher amounts. Other funds or portfolios (or available classes of shares of such portfolios) with substantially similar investment objectives may have lower fees and better overall investment performance than the Funds and Portfolios offered through your contract.

We may realize a profit from payments received from a Portfolio or from the adviser and/or the distributor. We may use the proceeds of such payment to pay for the services described above or for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in maintaining the Portfolios as investment options and facilitating the Subaccounts' investment in the Portfolios.

The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2010 ranged from 0.10% to 0.25% of annualized average daily net assets. The Portfolios that pay a service fee to us are:

Eaton Vance Variable Trust:
  VT Floating-Rate Income Fund

GE Investments Funds, Inc.:
  Total Return Fund -- Class 1 Shares

Genworth Variable Insurance Trust:
  Genworth Calamos Growth Fund -- Service Shares
  Genworth Davis NY Venture Fund -- Service Shares

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  Genworth Eaton Vance Large Cap Value Fund -- Service Shares
  Genworth Enhanced International Index Fund -- Service Shares
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares Genworth PIMCO StocksPLUS Fund -- Service Shares
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares (formerly, Genworth Columbia Mid Cap Value Fund -- Service Shares)

PIMCO Variable Insurance Trust:
  All Asset Portfolio -- Advisor Class Shares
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares High Yield Portfolio -- Administrative Class Shares
  Long-Term U.S. Government Portfolio -- Administrative Class Shares
  Low Duration Portfolio -- Administrative Class Shares
  Total Return Portfolio -- Administrative Class Shares

The Prudential Series Fund:
  Jennison Portfolio -- Class II
  Jennison 20/20 Portfolio -- Class II
  Natural Resources Portfolio -- Class II.

Wells Fargo Variable Trust:
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2 (formerly, Evergreen Variable Annuity Trust: Evergreen VA Omega Fund -- Class 2)

As noted above, an investment adviser or distributor of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information).

The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2010 ranged from 0.076% to 0.50%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor. These payments may vary by Portfolio. Therefore, the amount of such payments paid to us may be greater or smaller based on the Portfolios you select.

In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.

In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives Rule 12b-1 fees from AIM Variable Insurance Funds (Invesco Variable Insurance Funds), AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios II, Inc., BlackRock Variable Series Funds, Inc., Columbia Funds Variable Insurance Trust I, Eaton Vance Variable Trust, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Janus Aspen Series, Legg Mason Partners Variable Equity Trust, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Prudential Series Fund, and Wells Fargo Variable Trust. See the "Fee Tables" section of this prospectus and the Fund prospectuses. These payments range up to 0.25% of Separate Account assets invested in the particular Portfolio. Certain Portfolios may accrue Rule 12b-1 fees at a higher rate (as disclosed in the prospectus for the Portfolio), but payments to us and/or Capital Brokerage Corporation may be made in a lower amount. Not all of the Portfolios may pay the same amount of Rule 12b-1 fees or shareholder servicing fees. Therefore, the amount of such fees paid to us and/or Capital Brokerage Corporation may be greater or smaller based on the Portfolios you select.

INFORMATION ABOUT THE FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION
FUND. The Franklin Templeton VIP Founding Funds Allocation Fund (the "Allocation Fund") invests in Class 1 shares of three other series of the Franklin Templeton Variable Insurance Products Trust: Franklin Income Securities Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund (the "underlying funds"). The Allocation Fund seeks to maintain equal investments in each of the three underlying funds.

The investment results of the underlying funds will vary. Because of this, the Allocation Fund's administrator, Franklin Templeton Services, LLC, will monitor the Allocation Fund's investments in the underlying funds and will seek to rebalance those investments when they are more than three percent above or below the goal of equal allocations to each of these underlying funds.

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The Allocation Fund pays Franklin Templeton Services, LLC a monthly fee equal to an annual rate of 0.10% of the Allocation Fund's average daily net assets for its services, including the monitoring of the Allocation Fund's investments in the underlying funds and the rebalancing of those investments. Franklin Templeton Services, LLC may receive assistance, at no charge to the Allocation Fund, from its corporate affiliate, Franklin Advisers, Inc., in monitoring the underlying funds and the Allocation Fund's investment in the underlying funds.

Because the Allocation Fund pursues its goals by investing in the underlying funds, you will bear a proportionate share of the Allocation Fund's operating expenses and, also, indirectly, the operating expenses of the underlying funds. The Allocation Fund, as a shareholder in the underlying funds, will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds.

More information about the Allocation Fund and the underlying funds, including information about the fees and expenses of the Allocation Fund and the underlying funds, can be found in the prospectus for the Allocation Fund.

VOTING RIGHTS

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

ASSET ALLOCATION PROGRAM

THE FOLLOWING IS A GENERAL DESCRIPTION OF THE ASSET ALLOCATION PROGRAM AVAILABLE UNDER THE CONTRACT. A COMPLETE DESCRIPTION IS AVAILABLE IN THE BROCHURE FOR THE PROGRAM. THE PROGRAM MAY BE REFERRED TO AS "EFFICIENT EDGE" IN THE BROCHURE OR OTHER MATERIALS.

General

The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.

Genworth Financial Wealth Management, Inc. ("GFWM"), one of our affiliates, provides investment advice for the Asset Allocation Program. GFWM is an investment adviser that is registered under the Investment Advisers Act of 1940. As part of the Asset Allocation Program, GFWM has developed five asset allocation models ("Asset Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk.

If you elect to participate in the Asset Allocation Program, your initial purchase payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select. Any subsequent purchase payments you make will also be allocated accordingly, unless you instruct us otherwise in writing.

If you participate in the Asset Allocation Program, GFWM will serve as your investment adviser solely for the purposes of the development of the Asset Allocation Models and periodic updates of the Models. The Asset Allocation Models are updated on a periodic basis (generally annually), as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or purchase payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on GFWM's role as investment adviser for the Asset Allocation Program, you may review GFWM's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may

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change the investment adviser that we use to develop and periodically update the Asset Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of GFWM. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.

The Asset Allocation Models

There are five Asset Allocation Models, each comprised of a carefully selected combination of Portfolios offered under the contract. Development of the Asset Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments and bonds and other fixed income investments. There also may be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). GFWM has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for each of the five Models.

To provide further diversification benefits beyond the broad asset class allocations, GFWM conducts an optimization analysis to determine the appropriate allocations to sub-asset classes for each Asset Allocation Model. While, generally, GFWM exercises its own broad discretion in allocating to sub-asset classes, we may require GFWM to target certain levels of sub-asset class allocations in order to achieve a level of risk consistent with certain of our optional riders that require assets to be invested in an Investment Strategy, which may include one or more of the Asset Allocation Models.

After the asset class and sub-asset class exposures have been identified for each Asset Allocation Model, a determination is made as to how available Portfolios can be used to implement the asset class allocations. Part of the allocation process used by GFWM in determining the allocation to Portfolios in the Asset Allocation Models is an evaluation of the asset and/or sub-asset class(es) exposures presented by each Portfolio in order to combine Portfolios to arrive at the desired asset and sub-asset class allocation levels. The Portfolios considered by GFWM are all those currently available for contributions of new purchase payments by all contract owners and include the Portfolios of the Genworth Variable Insurance Trust (or "GVIT"), which are advised by GFWM.

GFWM considers various factors in determining allocations to each Portfolio for each Asset Allocation Model, which may include historical style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. While Portfolios are not required to report their current securities holdings directly to GFWM, this analysis is generally made based on the historic security holdings of the Portfolios as described in public documents, including those of the GVIT Portfolios.

In addition, GFWM may consider (but is not obligated to follow) recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee in connection with certain administrative and other services we provide relating to the Portfolio, and whether our affiliate Capital Brokerage Corporation receives Rule 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance. In addition, this may also result in the inclusion of Portfolios with higher fees that may adversely affect performance.

The Asset Allocation Models will include allocations to certain GVIT Portfolios, and GFWM has an incentive to include GVIT Portfolios in the Asset Allocation Models, and/or to specify greater allocations to such GVIT Portfolios, that results from the compensation received by GFWM and its affiliates relating to the GVIT Portfolios. You should consider this when deciding to invest in accordance with an Asset Allocation Model.
Notwithstanding this incentive, GFWM does not intend to give any preference to the GVIT Portfolios when constructing the Asset Allocation Models.

As investment adviser to the GVIT Portfolios, GFWM will not make decisions regarding the purchase and sale of specific securities for the GVIT Portfolios that have sub-advisers -- those decisions are made by the sub-advisers to the GVIT Portfolios -- but GFWM's duties as investment adviser will likely give it access to non-public information about the holdings of those GVIT Portfolios. The Genworth Enhanced International Index Fund is advised by GFWM but does not have a sub-adviser. However, in order to establish a "level playing field" among all the available Portfolios for purposes of developing the Asset Allocation Models, GFWM has established an information barrier between its investment management staff responsible for supervision of the GVIT Portfolio sub-advisers and the investment management staff responsible for developing the Asset Allocation Models. Therefore, contract owners should not assume that the relevant GFWM personnel would be more knowledgeable about the holdings and investment styles of the GVIT Portfolios than those of Portfolios advised by third parties. This information barrier does not, however, eliminate the incentive for GFWM personnel to include GVIT Portfolios in the Asset Allocation Models, and/or to recommend greater allocations to GVIT Portfolios, that results from the compensation received by GFWM and its affiliates relating to the GVIT Portfolios.

Periodic Updates of Asset Allocation Models and Notices of Updates

Each of the Asset Allocation Models is evaluated periodically (generally annually) to assess whether the combination of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by revising the percentages allocated to such Portfolio. In addition, Portfolios may be added to a Model (including Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

When your Asset Allocation Model is updated, we will reallocate your Contract Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below).

When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the two week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with the updated Model. If you do not wish to accept the changes to your selected Model, you may change to a different Asset Allocation Model or reject the change.

If you choose to reject a change in an Asset Allocation Model in accordance with the procedures described above, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with GFWM and GFWM provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by GFWM with respect to the Asset Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from GFWM about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.

Selecting an Asset Allocation Model

If you elect to participate in the Asset Allocation Program, you must choose one of the five available Models for your allocations. We will not make this decision, nor will GFWM. The following paragraphs provide some information you may want to consider in making this decision.

You should consult with your registered representative and/or your financial adviser on your decision regarding which Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model.

You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model at a later time. Neither we nor GFWM bear any responsibility for this decision. You may change to a different Model at any time with a proper written request or by telephone or electronic instructions provided a valid telephone/electronic authorization is on file with us.

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Monthly Rebalancing

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we rebalance your Contract Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation Model. This monthly rebalancing takes account of:

  . increases and decreases in Contract Value in each Subaccount due to Subaccount performance; and

  . increases and decreases in Contract Value in each Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and purchase payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future purchase payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each purchase payment or contacting us to update your default allocation instructions.

Quarterly Reports

If you elect to participate in the Asset Allocation Program, you will be sent quarterly reports that provide information about the Subaccounts within your Model, as part of your usual quarterly statement. Information concerning the current Models is provided below.

Risks

Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your Contract Value could be better or worse by participating in an Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Asset Allocation Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Models.

GFWM may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, GFWM's affiliates (including us) may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions.

In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc., GFWM's ultimate parent, or its affiliates. GFWM will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. GFWM may allocate portions of the Asset Allocation Models to Portfolios which have held, hold or may hold Genworth securities. GFWM's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.

The Models

Information concerning the Asset Allocation Models is provided on the following pages. A table disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E is provided on the next page. You should review this information carefully before selecting or changing a Model.

                         MODERATELY                                MODERATELY
     CONSERVATIVE       CONSERVATIVE             MODERATE          AGGRESSIVE             AGGRESSIVE
    ALLOCATION           ALLOCATION           ALLOCATION           ALLOCATION           ALLOCATION
     "MODEL A"            "MODEL B"            "MODEL C"            "MODEL D"            "MODEL E"
--------------------------------------------------------------------------------------------------------
                                           INVESTOR PROFILE
--------------------------------------------------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing  Investor is willing  Investor is willing
to accept a low      to accept a low to   to accept a          to accept a          to accept a high
level of risk, has   moderate level of    moderate level of    moderate to high     level of risk, has
a short term (less   risk, has a          risk, has a          level of risk, has   a long term (more
than five years)     moderately short     moderately long      a long term (15 to   than 15 years)
investment time      term (less than ten  term (10 to 20       20 years)            investment time
horizon and is       years) investment    years) investment    investment time      horizon and has the
looking for an       time horizon and is  time horizon and is  horizon and is       temperament to ride
investment that is   looking for an       looking for an       looking for a        out market swings.
relatively stable    investment to keep   investment with the  growth oriented
in value.            pace with inflation. opportunity for      investment.
                                          long term moderate
                                          growth.
--------------------------------------------------------------------------------------------------------

                                          INVESTOR OBJECTIVE
--------------------------------------------------------------------------------------------------------
High level of        Growth and current   Growth of capital    Growth of capital    Growth of capital.
current income with  income. Target       with a low to        but without the      Target allocation
preservation of      allocation mix is    moderate level of    price swings of an   mix is 100%
capital. Target      40% equities and     current income.      all equity           equities.
allocation mix is    60% fixed income.    Target allocation    portfolio. Target
20% equities and                          mix is 60% equities  allocation mix is
80% fixed income.                         and 40% fixed        80% equities and
                                          income.              20% fixed income.
--------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

                                                              PORTFOLIOS                                    MODEL A MODEL B
----------------------------------------------------------------------------------------------------------------------------
EQUITIES
----------------------------------------------------------------------------------------------------------------------------
Large Cap Growth             Genworth VIT Genworth Calamos Growth Fund -- Service Shares                       0%      1%
                             -----------------------------------------------------------------------------------------------
                             Genworth VIT Genworth Legg Mason ClearBridge Aggressive Growth Fund --
                             Service Shares                                                                    1%      2%
                             -----------------------------------------------------------------------------------------------
                             Janus Aspen Forty Portfolio -- Service Shares                                     1%      2%
----------------------------------------------------------------------------------------------------------------------------
Large Cap Value              Franklin Templeton VIP Mutual Shares Securities Fund -- Class 2 Shares            1%      2%
                             -----------------------------------------------------------------------------------------------
                             Genworth VIT Genworth Eaton Vance Large Cap Value Fund -- Service Shares          1%      2%
----------------------------------------------------------------------------------------------------------------------------
Large Cap Core               Genworth VIT Genworth PIMCO StocksPLUS Fund -- Service Shares                     4%      8%
                             -----------------------------------------------------------------------------------------------
                             Oppenheimer Main Street Fund/VA -- Service Shares                                 4%      8%
----------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth               Federated Insurance Series Federated Kaufmann Fund II -- Service Shares           1%      2%
----------------------------------------------------------------------------------------------------------------------------
Small/Mid Cap Core           Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares (formerly,
                             Genworth Columbia Mid Cap Value Fund -- Service Shares)                           1%      2%
----------------------------------------------------------------------------------------------------------------------------
Small/Mid Cap Core           Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares
                             (formerly, Oppenheimer Main Street Small Cap Fund/VA -- Service Shares)           2%      4%
----------------------------------------------------------------------------------------------------------------------------
Global Equity                Oppenheimer Global Securities Fund/VA -- Service Shares                           1%      2%
----------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth     Columbia Marsico International Opportunities Fund, Variable Series -- Class B     1%      1%
                             -----------------------------------------------------------------------------------------------
                             Invesco V.I. International Growth Fund -- Series II shares                        1%      1%
----------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value      AllianceBernstein International Value Portfolio -- Class B                        1%      2%
----------------------------------------------------------------------------------------------------------------------------
Natural Resources            Prudential Series Natural Resources Portfolio -- Class II Shares                  0%      0%
----------------------------------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)     GE Investments Funds Real Estate Securities Fund -- Class 1 Shares                0%      1%
----------------------------------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                                                                          20%     40%
----------------------------------------------------------------------------------------------------------------------------

FIXED INCOME
----------------------------------------------------------------------------------------------------------------------------
Medium Duration              Genworth VIT Genworth Goldman Sachs Enhanced Core Bond Index Fund --
                             Service Shares                                                                   20%     15%
                             -----------------------------------------------------------------------------------------------
                             PIMCO VIT Total Return Portfolio -- Administrative Class Shares                  20%     15%
----------------------------------------------------------------------------------------------------------------------------
Short Duration               PIMCO VIT Low Duration Portfolio -- Administrative Class Shares                  32%     22%
----------------------------------------------------------------------------------------------------------------------------
TIPS                         American Century VP Inflation Protection Fund -- Class II                         5%      5%
----------------------------------------------------------------------------------------------------------------------------
Domestic High Yield          PIMCO VIT High Yield Portfolio -- Administrative Class Shares                     3%      3%
----------------------------------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                                                                      80%     60%
----------------------------------------------------------------------------------------------------------------------------

                                 PORTFOLIOS                                    MODEL C MODEL D MODEL E
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
Genworth VIT Genworth Calamos Growth Fund -- Service Shares                       1%      2%      2%
------------------------------------------------------------------------------------------------------
Genworth VIT Genworth Legg Mason ClearBridge Aggressive Growth Fund --
Service Shares                                                                    3%      4%      5%
------------------------------------------------------------------------------------------------------
Janus Aspen Forty Portfolio -- Service Shares                                     2%      3%      4%
------------------------------------------------------------------------------------------------------
Franklin Templeton VIP Mutual Shares Securities Fund -- Class 2 Shares            3%      4%      5%
------------------------------------------------------------------------------------------------------
Genworth VIT Genworth Eaton Vance Large Cap Value Fund -- Service Shares          3%      4%      5%
------------------------------------------------------------------------------------------------------
Genworth VIT Genworth PIMCO StocksPLUS Fund -- Service Shares                    12%     16%     20%
------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA -- Service Shares                                12%     16%     20%
------------------------------------------------------------------------------------------------------
Federated Insurance Series Federated Kaufmann Fund II -- Service Shares           3%      4%      5%
------------------------------------------------------------------------------------------------------
Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares (formerly,
Genworth Columbia Mid Cap Value Fund -- Service Shares)                           3%      4%      5%
------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares
(formerly, Oppenheimer Main Street Small Cap Fund/VA -- Service Shares)           6%      8%     10%
------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA -- Service Shares                           3%      5%      5%
------------------------------------------------------------------------------------------------------
Columbia Marsico International Opportunities Fund, Variable Series -- Class B     2%      2%      3%
------------------------------------------------------------------------------------------------------
Invesco V.I. International Growth Fund -- Series II shares                        2%      2%      3%
------------------------------------------------------------------------------------------------------
AllianceBernstein International Value Portfolio -- Class B                        4%      4%      6%
------------------------------------------------------------------------------------------------------
Prudential Series Natural Resources Portfolio -- Class II Shares                  0%      1%      1%
------------------------------------------------------------------------------------------------------
GE Investments Funds Real Estate Securities Fund -- Class 1 Shares                1%      1%      1%
------------------------------------------------------------------------------------------------------

                                                                                 60%     80%    100%
------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------
Genworth VIT Genworth Goldman Sachs Enhanced Core Bond Index Fund --
Service Shares                                                                   10%      5%      0%
------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio -- Administrative Class Shares                  10%      2%      0%
------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative Class Shares                  12%      5%      0%
------------------------------------------------------------------------------------------------------
American Century VP Inflation Protection Fund -- Class II                         5%      5%      0%
------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative Class Shares                     3%      3%      0%
------------------------------------------------------------------------------------------------------

                                                                                 40%     20%      0%
------------------------------------------------------------------------------------------------------

THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all markets.

Generally, you may allocate your purchase payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus.

Each time you allocate purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. WE CANNOT PREDICT OR GUARANTEE THE LEVEL OF INTEREST RATES IN FUTURE GUARANTEE PERIODS. HOWEVER, THE INTEREST RATES FOR ANY INTEREST RATE GUARANTEE PERIOD WILL BE AT LEAST THE GUARANTEED INTEREST RATE SHOWN IN YOUR CONTRACT.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30 day period following the expiration of the interest rate guarantee period ("30 day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. See the "Transfers" provision of this prospectus for more information. During the 30 day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program that would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision of this prospectus. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Service Center at the address listed on page 1 of the prospectus to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sale of the Contracts" provision of this prospectus for more information.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge, the administrative expense charge, and the Enhanced Payment Benefit Option, if elected.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing tax forms;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges;

  . the risk that the bonus paid, if the Enhanced Payment Benefit Option is elected, will be greater than the revenues from the contract charges (which cannot be changed by us); and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION EXPENSES

Surrender Charge

We assess a surrender charge on partial withdrawals and surrenders of purchase payments, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Separate Account, we will deduct the charge proportionately from all assets in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payment and then from the one year interest rate guarantee periods on a first-in, first-out basis.

The surrender charge, if you elect the Enhanced Payment Benefit Option, is as follows:

                     SURRENDER CHARGE
NUMBER OF COMPLETED AS A PERCENTAGE OF
  YEARS SINCE WE     THE SURRENDERED
   RECEIVED THE        OR WITHDRAWN
 PURCHASE PAYMENT    PURCHASE PAYMENT
--------------------------------------
         0                  8%
         1                  8%
         2                  7%
         3                  7%
         4                  6%
         5                  5%
         6                  4%
         7                  2%
     8 or more              0%
--------------------------------------

The surrender charge if you do not elect the Enhanced Payment Benefit Option is as follows:

                     SURRENDER CHARGE
NUMBER OF COMPLETED AS A PERCENTAGE OF
  YEARS SINCE WE    THE SURRENDERED OR
   RECEIVED THE         WITHDRAWN
 PURCHASE PAYMENT    PURCHASE PAYMENT
--------------------------------------
         0                  6%
         1                  6%
         2                  6%
         3                  6%
         4                  5%
         5                  4%
     6 or more              0%
--------------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  . on amounts of Contract Value representing gain (as defined below) or enhanced payment amounts;

  .  on free withdrawal amounts (as defined below);

  . on surrenders or partial withdrawals taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may withdraw any gain in your contract (including any enhanced payment amounts) free of any surrender charge. We calculate gain in the contract as:
(a) PLUS (b) MINUS (c) MINUS (d), but not less than zero where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

   (b) is the total of any withdrawals including surrender charges previously taken;

   (c) is the total of purchase payments made; and

   (d) is the total of any gain previously withdrawn.

In addition to any gain, you may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. The free withdrawal amount is not cumulative from contract year to contract year.

Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See the "Optional Payment Plans" provision.

DEDUCTIONS FROM THE SEPARATE ACCOUNT

We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.45% (1.65% when either Annuitant is older than age 70 when the contract is issued) of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.30% (1.50% when either Annuitant is older than age 70 when the contract is issued). These deductions from the Separate Account are reflected in your Contract Value.

Charge for the Enhanced Payment Benefit Option

If you elect the Enhanced Payment Benefit Option, we deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.60% of the daily net assets of the Separate

Account (1.80% of the daily net assets of the Separate Account when either Annuitant is older than age 70 when the contract is issued). The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.30%, as well as a charge at an effective annual rate of 0.15% for the Enhanced Payment Benefit Option.

OTHER CHARGES

Annual Contract Charge

We will deduct an annual contract charge of $30 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge at each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $40,000.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionately from all assets in the Guarantee Account.

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Other Charges and Deductions

Each Portfolio incurs certain fees and expenses. To pay for these expenses, the Portfolio makes deductions from its assets. The deductions are described more fully in each Portfolio's prospectus.

In addition, we reserve the right to impose a charge of up to $10 per transfer. This charge is at our cost with no profit to us.

THE CONTRACT

The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits). We will include any such differences in your contract.

PURCHASE OF THE CONTRACT

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you either directly or through your sales representative. See the "Sale of the Contracts" provision of this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We will apply any additional purchase payments you make on the Valuation Day we receive them at our Service Center.

To apply for a contract, you must be of legal age in the State of New York if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions that are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with the age restrictions imposed by these firms and financial institutions.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

PURCHASING THE CONTRACT THROUGH A TAX-FREE "SECTION 1035" EXCHANGE. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission on the sale.

OWNERSHIP

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply for a Non-Qualified Contract as joint owners. A joint owner may not be named for a Qualified Contract. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other except for ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Before the Annuity Commencement Date, you may change:

  . your Annuity Commencement Date to any date at least ten years after your last purchase payment;

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfers" provision; and

  . the owner, joint owner, primary beneficiary, and contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary) upon written notice to the Service Center, if you reserved this right, and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, you may change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

Neither the Annuitant nor the Joint Annuitant can be changed.

We must receive your request for a change at our Service Center and in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

ASSIGNMENT

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. An assignment must occur before the Annuity Commencement Date and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Service Center, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Service Center receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

PURCHASE PAYMENTS

You may make purchase payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. Purchase payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial purchase payment is $5,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts.

VALUATION DAY AND VALUATION PERIOD

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF PURCHASE PAYMENTS

We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to the Subaccounts PLUS the Guarantee Account at any one time. The percentage of purchase payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100. The Guarantee Account may not be available in all markets. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation.

Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Service Center. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change at our Service Center.

ENHANCED PAYMENT BENEFIT OPTION

For contracts issued with Annuitant(s) age 80 or younger, if you elect the Enhanced Payment Benefit Option, we will add a percentage of each purchase payment you make to your Contract Value. Currently, this amount is 4%, but it may vary with each purchase payment and could be zero. We will tell you the amount of the enhanced payment benefit at the time you make your purchase payment. You only can elect this benefit when you apply for your contract. We fund the enhanced payment amount from the assets in our General Account.

We will apply the enhanced payment amount when we apply your purchase payment to your Contract Value, and will allocate the enhanced payment amount on a pro-rata basis to the investment options you select. Please note that we do not consider the enhanced payment benefits as "purchase payments" for purposes of the contract.

There are important things you should consider before you elect the enhanced payment benefit. These include:

  . Over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the enhanced payment benefit may exceed the sum of the enhanced payment amount and any related earnings.

  . Once you elect the enhanced payment benefit, you cannot cancel it. The benefit remains in effect until you surrender or annuitize your contract.

  . We may lower the enhanced payment amount, and we may determine to credit zero percent of each purchase payment you make under your contract. Regardless of the enhanced payment amount, we will continue to

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    charge for the benefit. This means you could be charged for the benefit even though you receive no further enhanced payment amounts.

  . We will recapture the enhanced payment amount if you surrender your contract during the free look period.

  . Please take advantage of the guidance of a qualified financial advisor in evaluating the enhanced payment benefit, as well as the other aspects of the contract.

  .  We may profit from the enhanced payment benefit charge.

VALUATION OF ACCUMULATION UNITS

Partial withdrawals, surrenders and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. We value Accumulation Units for each Subaccount separately. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

TRANSFERS BEFORE THE ANNUITY COMMENCEMENT DATE

All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions that are stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Service Center. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts and/or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

TRANSFERS FROM THE GUARANTEE ACCOUNT TO THE SUBACCOUNTS

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation PLUS 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision) you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

TRANSFERS FROM THE SUBACCOUNTS TO THE GUARANTEE ACCOUNT

We may restrict certain transfers from the Subaccounts to the Guarantee Account. The Guarantee Account may not be available in all markets. For contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, we may also limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract

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Value, as determined at the time of allocation. In addition, where permitted by
New York state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations the the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

TRANSFERS AMONG THE SUBACCOUNTS

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e. you may not call or electronically cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail, such change must also be sent in writing by U.S. Mail or overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Service Center.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer after the 12th transfer made in a calendar year. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfer by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or on the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect Unit Values.

The affected Portfolio(s) determine whether items (1) or (2) above apply.

We will treat all owners equally with respect to transfer requests.

TELEPHONE/INTERNET TRANSACTIONS

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us, provided we receive written authorization at our Service Center, to execute such transactions prior to such request.

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Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

CONFIRMATION OF TRANSACTIONS

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

SPECIAL NOTE ON RELIABILITY

Please note that the Internet or our telephone system may not always be available. Any computer system or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Service Center.

TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios and the management of the Portfolios share this position.

We have instituted procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

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We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

SPECIAL NOTE ON FREQUENT TRANSFERS

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when a contract owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as Annuitants and beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described above in "Transfers Among The Subaccounts." This policy requires contract owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (so-called "time-zone" arbitrage in particular) that rely on "same-day" processing of transfer requests.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfer requests may not be restrictive enough to deter owners seeking to engage in abusive market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners, however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers.

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Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under rules recently adopted by the SEC, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. Under these circumstances, we may be required to provide your tax identification number or social security number to the Fund and/or its manager. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established for that Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as broker-dealers, retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us and we will credit the amount to the contract owner as of the Valuation Day of our receipt of that amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

DOLLAR COST AVERAGING PROGRAM

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program:

   (1) by electing it on your application;

   (2) by contacting an authorized sales representative; or

   (3) by calling us at (800) 313-5282.

To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary purchase payment, unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

  . when the assets in the Subaccount investing in the GE Investments Fund, Inc. -- Money Market Fund and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. The Guarantee Account may not be available in all markets. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

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We also reserve the right to credit a higher rate interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost
Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost Averaging program may not be available in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging Program as of that Valuation Day. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, if you terminate your Dollar Cost Averaging program prior to the depletion of assets in the Guarantee Account, we may limit the amount that may be allocated to the Guarantee Account. If we exercise this right, we guarantee the amount limited will be the same as the amount limited for those contracts not participating in a Dollar Cost Averaging program as of the date you terminate your Dollar Cost Averaging program.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the minimum number of transfers we may allow in a calendar year via the Internet, telephone or facsimile.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit participation in Dollar Cost Averaging and Systematic Withdrawals at the same time.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 313-5282 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

DEFINED DOLLAR COST AVERAGING PROGRAM

The Defined Dollar Cost Averaging program permits you to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to an Asset Allocation Model. The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Defined Dollar Cost Averaging program only if you elect it when you apply for the contract. To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund. If elected at application, the Defined Dollar Cost Averaging program will begin 30 days after the Contract Date. You may accelerate the amount you transfer. You may also terminate the program at any time.

We will discontinue your participation in the Defined Dollar Cost Averaging program at the first instance of one of the following events:

   (1) on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);

   (2) when the assets in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund are depleted; or

   (3) at the end of the twelfth month following the Contract Date.

Upon termination of the program, any remaining assets in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund will be transferred to the specified Asset Allocation Model or Investment Strategy option.

There is no additional charge to participate in the Defined Dollar Cost Averaging program. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year. Any withdrawals taken from your contract while the Defined Dollar Cost Averaging program is in effect will be applied on a pro rata basis from all investments, including the GE Investments Funds, Inc. -- Money Market Fund. If you request a withdrawal from a specific Portfolio, however, we will terminate your Defined Dollar Cost Averaging program and treat the transfer as a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.

We reserve the right to discontinue the Defined Dollar Cost Averaging program or to modify the program at any time and for any reason.

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PORTFOLIO REBALANCING PROGRAM

Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting a completed Portfolio Rebalancing form to our Service Center.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Service Center. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year via the Internet, telephone or facsimile. We reserve the right to discontinue or modify the Portfolio Rebalancing Program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. Portfolio Rebalancing does not assure a profit or protect against a loss.

GUARANTEE ACCOUNT INTEREST SWEEP PROGRAM

You may instruct us to transfer interest earned on your assets in the Guarantee Account (if available) to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, semi-annually, or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

We may limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Service Center at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL WITHDRAWALS

SURRENDERS AND PARTIAL WITHDRAWALS

We will allow you to surrender your contract or to withdraw of a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) the Contract Value (after deduction of any charge for the optional rider and annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.

If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Service Center, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts on a pro-rata basis, in proportion to your assets in the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the

Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. When taking a partial withdrawal, any applicable surrender charges and/or applicable premium tax will be taken from the amount withdrawn, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Please remember that partial withdrawals will reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death Benefit" provision of this prospectus.

For contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account (see the "Guarantee Account" provision of this prospectus).

Partial withdrawals and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional IRS penalty tax. See the "Tax Matters" provision of this prospectus.

RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN CONTRACTS

Under Code Section 403(b) tax sheltered annuities, distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's Section 403(b) plan.

If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

SYSTEMATIC WITHDRAWAL PROGRAM

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must submit a completed Systematic Withdrawal form to our Service Center. You can obtain the form from an authorized sales representative or our Service Center.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from purchase payments made. You may provide specific instructions as to the Subaccounts and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) that have been in the Guarantee Account for the longest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

  .  you may request only one such change in a calendar quarter; and

  . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Service Center or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

Each Systematic Withdrawal is subject to federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may withdraw in any contract year free under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. Your Systematic Withdrawal amount may be affected if you take an additional partial withdrawal.

Systematic Withdrawals will reduce your death benefit by the proportion that each Systematic Withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

For contracts issued on or after September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, taking Systematic Withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See the "Guarantee Account" provision of this prospectus.

There is no charge for participation in the Systematic Withdrawal program, however we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

THE DEATH BENEFIT

DEATH BENEFIT AT DEATH OF ANY ANNUITANT BEFORE ANNUITY COMMENCEMENT DATE

If any Annuitant dies before the Annuity Commencement Date, regardless of whether the Annuitant is also an owner or joint owner of the contract, the amount of proceeds available for the designated beneficiary is the death benefit. Upon receipt of due proof of an Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in the prospectus.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

If the Annuitant is, or both the Annuitant and joint Annuitant are, age 80 or younger at issue, the death benefit equals the greatest of:

   (a) the Contract Value as of the date we receive due proof of death of any Annuitant;

   (b) the sum of (1) MINUS (2) PLUS (3), where:

      (1) the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 80th birthday of the older of any Annuitant PLUS any purchase payments paid since then adjusted for any partial withdrawals (including any surrender charges assessed);

      (2) the Contract Value on the date of death; and

      (3) the Contract Value on the date we receive date due proof of death.

   (c) purchase payments less any partial withdrawals.

If any Annuitant is older than age 80 at issue, the death benefit is equal to the greatest of:

   (a) the Contract Value as of the date we receive due proof of death of any Annuitant;

   (b) the sum of (1) MINUS (2) PLUS (3), where:

      (1) is the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 85th birthday of the older Annuitant PLUS any purchase payments made since then adjusted for any withdrawals (including any surrender charges and premium taxes assessed);

      (2) is the Contract Value on the date of death; and

      (3) is the Contract Value on the date we receive due proof of death;

   (c) purchase payments less any partial withdrawals.

We will adjust the death benefit for partial withdrawals in the same proportion as the percentage that the partial withdrawal (including any surrender charges and premium taxes assessed) reduces your Contract Value. Premium tax may also be taken on any death benefit. If premium tax is taken, the amount of the death benefit will be reduced by the amount of the premium tax.

The purpose of this example is to show how the basic death benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

EXAMPLE:  Assuming an owner:

   (i) purchases a contract for $100,000;

  (ii) makes no additional purchase payments and takes no partial withdrawals;

 (iii) is not subject to premium taxes;

  (iv) the Annuitant is age 75 on the Contract Date; and

   (v) we receive due proof of death on the date of death then:

                   END OF ANNUITANT'S CONTRACT
                    YEAR      AGE      VALUE   DEATH BENEFIT
                   -----------------------------------------
                     1        76      $103,000   $103,000
                     2        77       112,000    112,000
                     3        78        90,000    112,000
                     4        79       135,000    135,000
                     5        80       130,000    135,000
                     6        81       150,000    150,000
                     7        82       125,000    135,000
                     8        83       145,000    145,000
                   -----------------------------------------

The purpose of this example is to show how the death benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Partial withdrawals may reduce the death benefit by the proportion that the partial withdrawal (including any surrender charge and premium taxes assessed) reduces the Contract Value.

For example:

                            PURCHASE CONTRACT
                     DATE   PAYMENT   VALUE   DEATH BENEFIT
                    ---------------------------------------
                    3/31/09  $5,000  $ 5,000     $ 5,000
                    3/31/13      --   10,000      10,000
                    3/31/14      --    7,000      10,000
                    ---------------------------------------

If a withdrawal of $3,500 is made on March 31, 2014, the death benefit immediately after the withdrawal will be $5,000 ($10,000 to $5,000) since the Contract Value is reduced 50% by the withdrawal ($7,000 to $3,500). This example assumes that:

   (i) death occurs on March 31, 2014;

  (ii) due proof of death was provided on March 31, 2014;

 (iii) no other purchase payments were made or partial withdrawals were taken;

  (iv) the Annuitant and any joint Annuitant were both younger than age 80 at issue;

   (v) no surrender charge applies; and

  (vi) no premium tax applies to the partial withdrawal.

This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

WHEN WE CALCULATE THE DEATH BENEFIT

We will calculate the death benefit on the date we receive due proof of death at our Service Center. Until we receive complete written instructions satisfactory to us from the beneficiary, the calculated death benefit will remain allocated to the Separate Account and/or Guarantee Account, according to your last instructions. This means that the calculated death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

DEATH OF AN OWNER OR JOINT OWNER BEFORE THE ANNUITY COMMENCEMENT DATE

In certain circumstances, federal tax law requires that distributions be made under this contract upon the first death of:

  .  an owner or joint owner; or

  . the Annuitant or Joint Annuitant (if the owner is a non-natural entity such as a trust or corporation).

At the death of any owner (or any Annuitant, if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner;

   (2) primary beneficiary;

   (3) contingent beneficiary; or

   (4) owner's estate.

We then will treat the designated beneficiary as the sole owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law's rules described below.

DISTRIBUTION RULES. Distributions required by federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or the spouse of the deceased Annuitant, if the contract is owned by a non-natural entity).

  . Spouses -- If the sole designated beneficiary is the spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was the Annuitant and there is no surviving Contingent Annuitant, the spouse will automatically become the new Annuitant. At the death of the spouse, this provision may not be used again, even if the spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse's death to the beneficiary named by the spouse. If no beneficiary is named, such payment will be made to the spouse's estate. The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any increase in the Contract Value will be allocated to the Subaccounts and/or the Guarantee Account using the purchase payment allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract Value on the date we received due proof of death. Any death benefit will be based on the new Annuitant's age as of the date we receive due proof of death of the original owner, rather than the age of the previously deceased Annuitant. All other provisions will continue as if the spouse had purchased the contract on the original Contract Date.

  . Non-Spouses -- If the designated beneficiary is not the spouse of the deceased person, this contract cannot be continued in force indefinitely. Instead, upon the death of any owner (or Annuitant, if the owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

     (1) receive the Surrender Value in a lump sum payment upon receipt of due proof of death (see the "Requesting Payments" provision);

     (2) receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining;

     (3) apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death. Also, the monthly income benefit payment period must be either lifetime of the designated beneficiary or a period not exceeding the designated beneficiary's life expectancy.

The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  .  Additional purchase payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  .  Additional purchase payments may not be added with this payment choice

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death. Due proof of death must be provided within 90 days of the date of death. We will not accept any purchase payments after the non-spouse's death. If the designated beneficiary dies before the entire Surrender Value has been distributed, we will pay in a lump sum any Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, payment will be made to the designated beneficiary's estate.

Under payment choices 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when the Surrender Value is applied to provide a monthly income benefit.

SPENDTHRIFT PROVISION. An owner may, by providing written notice to our Service Center in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary cannot change the payment choice that the owner has selected. If the owner makes a payment choice for the surviving spouse, the spouse may not continue the contract in accordance with the "Distribution Rules" provision of the prospectus. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Service Center in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

AMOUNT OF THE PROCEEDS: The proceeds we pay will vary, in part, based on the person who dies, as shown below:

                             AMOUNT OF
     PERSON WHO DIED        PROCEEDS PAID
-------------------------------------------
Owner or Joint Owner       Surrender Value
(who is not an Annuitant)
-------------------------------------------
Owner or Joint Owner       Death Benefit
(who is an Annuitant)
-------------------------------------------
Annuitant                  Death Benefit
-------------------------------------------

Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

DEATH OF OWNER, JOINT OWNER, OR ANNUITANT ON OR AFTER THE ANNUITY COMMENCEMENT DATE

On or after the Annuity Commencement Date, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision of the contract.

INCOME PAYMENTS

The Annuity Commencement Date is the date income payments begin, provided the Annuitant is still living on that date. An Annuity Commencement Date that occurs at an advanced age (e.g., past age 85), may in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. You may change the Annuity Commencement Date in one year increments upto the time income payments begin, to any date at least 10 years after the date of the last purchase payment and within one year of the last Annuity Commencement Date. The Annuity Commencement Date cannot be any later than the contract anniversary following the Annuitant's 90th birthday (or younger Annuitant's 90th birthday in the case of joint Annuitants). To change the Annuity Commencement Date, send written notice to our Service Center before the Annuity Commencement Date then in effect. We reserve the right to establish a maximum Annuity Commencement Date. If you change the Annuity Commencement Date, the Annuity Commencement Date will then mean the new Annuity Commencement Date you selected. Contracts issued to qualified retirement plans provide for income payments to start at the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Annuity Commencement Date provided the Annuitant(s) is still living. We will pay the monthly income benefit in the form of Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan variable income payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election. As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in a lump sum in which case we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Life with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay the discounted amount in a lump sum.

The contract provides optional forms of annuity payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at a minimum rate of 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and if applicable, gender, and if applicable, upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

  . your Surrender Value on the Validation Day immediately preceeding your Annuity Commencement Date;

  . the settlement age on the Annuity Commencement Date, and if applicable, the gender of the Annuitant(s);

  .  the specific payment plan you choose; and

  . if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

OPTIONAL PAYMENT PLANS

The following Optional Payment Plans are available under the contract:

   OPTIONAL PAYMENT PLAN 1 -- LIFE INCOME WITH PERIOD CERTAIN. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 2 -- INCOME FOR A FIXED PERIOD. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

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   OPTIONAL PAYMENT PLAN 3 -- INCOME OF A DEFINITE AMOUNT.  This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 4 -- INTEREST INCOME. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   OPTIONAL PAYMENT PLAN 5 -- JOINT LIFE AND SURVIVOR INCOME. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the survivor's estate unless otherwise provided.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, on surrender, or on the Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Optional Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Service Center. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If payments under Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 are variable income payments, and a request for redemption is received in good order, the payment will be made within seven days in accordance with the "Surrenders and Partial Withdrawals" provision. If payments under Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 are fixed income payments, and a request for redemption is received in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

If your contract is a Qualified Contract, Optional Payment Plans 2 and 3 may not satisfy minimum required distribution rules. Optional Payment Plan 4 is not available to contracts issued as Qualified Contracts. Consult a tax adviser before electing one of these options.

VARIABLE INCOME PAYMENTS

The monthly amount of your first variable income payment will equal your Surrender Value on the Valuation Day immediately preceding your Annuity Commencement Date, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount times the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one PLUS the assumed investment interest rate of 3%. We may offer a plan that has a different

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assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

TRANSFERS AFTER THE ANNUITY COMMENCEMENT DATE

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Service Center. However, we reserve the right to limit the number of transfers if necessary for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

TAX MATTERS

INTRODUCTION

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAXATION OF NON-QUALIFIED CONTRACTS

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a
Section 401(k) plan.

TAX DEFERRAL ON EARNINGS. The federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

CONTRACTS NOT OWNED BY AN INDIVIDUAL -- NO TAX DEFERRAL AND LOSS OF INTEREST DEDUCTION. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value over the purchase payments paid for the contract. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

INVESTMENTS IN THE SEPARATE ACCOUNT MUST BE DIVERSIFIED. For a contract to be treated as an annuity contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of

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each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

RESTRICTIONS ON THE EXTENT TO WHICH AN OWNER CAN DIRECT THE INVESTMENT OF ASSETS. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modifications be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

AGE AT WHICH INCOME PAYMENTS MUST BEGIN. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments, of the contract's purchase payments and earnings. We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner may exercise at any time after the first policy year. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

NO GUARANTEES REGARDING TAX TREATMENT. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

PARTIAL WITHDRAWALS AND SURRENDERS. A partial withdrawal occurs when you receive less than the total amount of the Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

ASSIGNMENTS AND PLEDGES. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

GIFTING A CONTRACT. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

TAXATION OF INCOME PAYMENTS. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

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TAXATION OF THE DEATH BENEFIT.  We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant (or joint Annuitant, if applicable) dies before or after the Annuity Commencement Date.

Taxation of Death Benefit if Paid Before the Annuity Commencement Date:

  . The death benefit is taxed to the designated beneficiary in the same manner as an income payment would have been taxed to the owner if received under an Optional Payment Plan.

  . If not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial withdrawal would have been taxed to the owner, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Annuity Commencement Date.

  . The death benefit is includible in income to the extent that it exceeds the unrecovered "investment in the contract."

PENALTY TAXES PAYABLE ON PARTIAL WITHDRAWALS, SURRENDERS, OR INCOME
PAYMENTS. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals and total surrenders or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of an owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

Systematic Withdrawals may qualify for this last exception if structured in accordance with IRS guidelines. If they do, any modification of the Systematic Withdrawals, including additional withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, purchase payments or transfers among the Subaccounts may result in payments not qualifying for this exception.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

MEDICARE TAX. Beginning in 2013, distributions from Non-Qualified Contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions
(e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately). Please consult a tax adviser for more information.

SPECIAL RULES IF YOU OWN MORE THAN ONE CONTRACT. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial withdrawal that you must include in income. For example:

  . if you purchase a contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a partial withdrawal or an income payment that you must include in income; and

  .  the amount that might be subject to the penalty tax.

SECTION 1035 EXCHANGES

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.

If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable. We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the

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completed partial Section 1035 exchange. We do not intend to inform another insurance company of any transaction involving this contract or, except when required by IRS forms or regulations, to report any such transaction. Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within twelve months of a partial Section 1035 exchange are strongly advised to consult a tax adviser.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the Pension Protection Act of 2006 establishing annuity to long-term care Section 1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has not issued any guidance on such transactions or on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and treat partial Section 1035 exchanges to pay long-term care premiums as taxable withdrawals from the contract. Currently, we do not permit an owner to partially exchange this contract to purchase a long-term care contract or pay long-term care premiums. If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used representing income on the contract would not be tax-deductible as a medical expense and the amount so used representing investment in the contract may not be tax-deductible as a medical expense. Any owner contemplating the use of the contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.

QUALIFIED RETIREMENT PLANS

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Service Center to learn the availability of Qualified Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

TYPES OF QUALIFIED CONTRACTS. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions); or (2) during the five taxable years starting with the years with the year in which the first contribution is made to any Roth IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning in the year in which the conversion was made.

  . Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the Annuitant. Only the owner, acting through its authorized representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers

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    to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% IRS penalty tax. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's 403(b) Plan. Under recent IRS regulations we are obligated to share information concerning certain contract transactions with the employer sponsoring the 403(b) plan in which the owner is participating and possibly other product providers. We are generally are required to confirm, with your 403(b) plan sponsor or otherwise, that these transactions comply with applicable tax requirements and to decline requests that are not in compliance.

TERMS OF QUALIFIED RETIREMENT PLANS AND QUALIFIED CONTRACTS. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

EMPLOYER QUALIFIED PLANS. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

IRAS AND ROTH IRAS. The Code permits individuals to make annual contributions to IRA's of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

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The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in this contract comports with IRA qualification requirements. We may, however, endorse the contract to satisfy the IRA or Roth IRA qualification rules and submit the endorsed contract to the IRS for approval as to form. If you purchased the contract with such an endorsement, the accompanying disclosure statement will indicate the status of the contract's approval under the IRS IRA Prototype Program.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions. The contract may also be held in an IRA custodial account or trust as an investment. In that event the custodian or trustee, with your cooperation, is responsible for satisfaction of the IRA qualification requirements. We have no responsibility beyond that pertaining to nonqualified contracts for contracts held in an IRA account or trust.

THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to IRS regulations, IRAs and 403(b) Plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) Plans. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA, SEP or 403(b) Plan could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

TREATMENT OF QUALIFIED CONTRACTS COMPARED WITH NON-QUALIFIED
CONTRACTS. Although some of the federal income tax rules are the same for both Qualified and Non- Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

  . the Code does not allow a deduction for purchase payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract;

  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. The actuarial value of certain benefit guarantees, such as certain death benefits, may be included with the contract's cash value in determining the required minimum distribution amount. The presence of such death benefits may require the owner to withdraw a larger amount each year than would be required based only on the contract value. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the Society of Actuaries. It is possible that, using different assumptions or methodologies, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract may increase the amount of the minimum required distribution that must be taken from your contract.

The federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

AMOUNTS RECEIVED UNDER QUALIFIED CONTRACTS. Federal income tax rules generally include distributions from a

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Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

FEDERAL PENALTY TAXES PAYABLE ON DISTRIBUTIONS. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or annuity payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

MOVING MONEY FROM ONE QUALIFIED CONTRACT OR QUALIFIED RETIREMENT PLAN TO ANOTHER. Rollovers and Transfers: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting the rollover of your after-tax contributions. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan. If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.

Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

IRA conversions: If this contract is issued as an IRA, you may convert the contract to a Roth IRA. If you do so, the fair market value of your contract will be treated as a distribution from your IRA. This fair market value will include the contract's cash value together with the actuarial value of certain benefit guarantees, such as certain death benefits. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations. The methodology followed is similar to that used to determine the actuarial value of such benefit guarantees for required minimum distribution purposes, as described above in the "Treatment of Qualified Contracts compared with Non-Qualified Contracts" section. We will determine and report the fair market value of your contract to you and the Internal Revenue Service to satisfy our reporting obligations using assumptions and calculation methodologies based on our interpretation of the Code. It is possible that, using different assumptions or methodologies, your actual tax liability would be more or less than the income reported by us. You should always consult a tax adviser before you convert an IRA to a Roth IRA.

DISCLOSURE PURSUANT TO CODE AND ERISA REQUIREMENTS. The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.

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GFWM, the investment adviser under the Asset Allocation Program, is an affiliate of the Company. There is no direct fee for participation in the Asset Allocation Program, and GFWM receives no compensation for its asset allocation services. However, the Company may receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. In addition, GFWM serves as the investment adviser to the Genworth Variable Insurance Trust and receives advisory fees in varying amounts from the Genworth Variable Insurance Trust Portfolios that have been chosen by GFWM for inclusion in the Asset Allocation Models. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the "Subaccounts" provision of the prospectus. Additional information regarding the Asset Allocation Program and the potential conflicts of interest to which GFWM is subject is included in the "Asset Allocation Program" provision of the prospectus.

When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 9.6% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker- dealer and the individual representative. One broker-dealer offering the contracts, Genworth Financial Services Corporation, is an affiliate of the Company. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.

By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation Program, and the investments made pursuant to the Asset Allocation Program.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal or surrender, or income payment, we will send you forms that explain the withholding requirements.

STATE INCOME TAX WITHHOLDING

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF THE COMPANY

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

TAX RELIEF, UNEMPLOYMENT INSURANCE REAUTHORIZATION, AND JOB CREATION ACT OF 2010

The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 (the "2010 Act") increases the federal estate tax exemption to $5,000,000 and reduces the federal

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estate tax rate to 35%; increases the Federal gift tax exemption to $5,000,000 and retains the federal gift tax rate at 35%; and increases the generation-skipping transfer ("GST") tax exemption to $5,000,000 and reduces the GST tax rate to 35%. Commencing in 2012, these exemption amounts will be indexed for inflation.

The estate, gift, and GST provisions of the 2010 Act are only effective until December 31, 2012; after that date, the provisions will sunset, and the federal estate, gift and GST taxes will return to their pre-2001 levels, resulting in significantly lower exemptions and significantly higher tax rates. Between now and the end of 2012, Congress may make these provisions of the 2010 Act permanent, or they may do nothing and allow these 2010 Act provisions to sunset, or they may alter the exemptions and/or applicable tax rates.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

FEDERAL DEFENSE OF MARRIAGE ACT

The contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract's death benefit. The federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore, spousal continuation provisions in this contract will be subject to the distribution at death requirements imposed on non-spouse beneficiaries by Section 72(s) of the Code. Consult a tax adviser for more information on this subject.

ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO

The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S. -- source income that is generally subject to United States federal income tax.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

CHANGES IN THE LAW

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Separate Account within seven days after receipt at our Service Center of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Service Center receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds either:

   (1) to your designated beneficiary directly in the form of a check; or

   (2) by establishing an interest bearing draft account, called the "Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a draft account book within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. Any interest credited to amounts in the Secure Access Account is currently taxable to the designated beneficiary.

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The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account.

If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the Secure Access Account for proceeds of $10,000 or more, unless state law requires a positive election. The Secure Access Account is not available in all states.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

In addition, if, pursuant to SEC rules, a money market fund that a subaccount invests in suspends payment of redemption proceeds in connection with a liquidation of that fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the subaccount until the fund is liquidated.

State law requires that we reserve the right to defer payments from the Guarantee Account for a partial withdrawal or a total surrender for up to six months from the date we receive your request at our Service Center. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject purchase payments and/or block an owner's account and thereby refuse to pay any request for transfers, partial withdrawals, surrenders or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

SALE OF THE CONTRACTS

We have entered into an underwriting agreement with Capital Brokerage Corporation for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230. Capital Brokerage Corporation will use its best efforts to sell the contracts, but is not required to sell any specific number or dollar amount of contracts.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.).

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of the contract is 11.0% of a contract owner's aggregate purchase payments.

The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital

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Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firms ("selling firms") that employ the registered representative who sold your contract, and an amount paid to the selling firm for marketing and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 1.4% of your aggregate purchase payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 8.6% of your aggregate purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative.

All selling firms receive commissions as described above based on the sale and receipt of purchase payments on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid on the sale of a contract is 1.0% of purchase payments received. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, (as well as receive payments from selling firms) for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract does not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional cash or non-cash compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus a product with respect to which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements, which may be referred to as "revenue sharing arrangements," into account when considering and evaluating any recommendation relating to the contracts.

During 2010, 2009 and 2008, $5.6 million, $6.2 million, and $14.5 million, respectively, was paid to Capital Brokerage Corporation for the sale of contracts in the Separate Account and any new purchase payments received. In 2010, 2009 and 2008, no underwriting commissions were paid to Capital Brokerage Corporation. This prospectus describes contracts that were issued prior to May 1, 2003, or prior to the date on which New York State insurance authorities approved applicable contract modifications. We have, therefore, discontinued offering the contracts described in this prospectus.

ADDITIONAL INFORMATION

OWNER QUESTIONS

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Service Center.

RETURN PRIVILEGE

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to our Service Center at:

                  Genworth Life Insurance Company of New York
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

In the case of certain replacements, the free look period may be longer. If you cancel your contract, it will be void.

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If you elect the Enhanced Payment Benefit Option, your refund will equal one of the following amounts:

   (i) if your Contract Value has increased or stayed the same, your refund will equal your Contract Value, MINUS any enhanced payment amount, but PLUS any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract; or

  (ii) if your Contract Value has decreased, your refund will equal your Contract Value, MINUS any enhanced payment amount, but PLUS any mortality and expense risk charges, administrative expense charges and any charges for the Enhanced Payment Benefit Option (and excluding any charges deducted by the Portfolios) we deducted on or before the date we received the returned contract.

If you do not elect the Enhanced Payment Benefit Option, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Service Center receives the returned contract (without reduction for any surrender charges) PLUS any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the date we received the returned contract.

STATE REGULATION

As a life insurance company organized and operated under the laws of the State of New York, we are subject to provisions governing life insurers and to regulation by the New York Superintendent of Insurance.

Our books and accounts are subject to review and examination by the Department of State of the State of New York at all times. That Department conducts a full examination of our operations at least every five years.

EVIDENCE OF DEATH, AGE, GENDER, MARITAL STATUS OR SURVIVAL

We may require proof of the age, gender, marital status or survival of any person or persons before acting on any applicable contract provision.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each Portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition, you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

OTHER INFORMATION

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

LEGAL PROCEEDINGS

We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, increases to in-force long-term care insurance premiums, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, recommending unsuitable products to customers and breaching fiduciary or other duties to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships. We are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations, from state and federal regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

We cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In addition, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the board of directors may cause the Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Separate Account.

Although it is not anticipated that these developments will have an adverse impact on us, the Separate Account, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

APPENDIX

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                   EACH ANNUITANT AGE 70 OR YOUNGER AT ISSUE

                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                       $11.24            $11.85           279     2010
                                                                            7.72             11.24           229     2009
                                                                           16.29              7.72           636     2008
                                                                           16.31             16.29         1,941     2007
                                                                           14.65             16.31         2,346     2006
                                                                           14.10             14.65         2,598     2005
                                                                           12.91             14.10         2,037     2004
                                                                           10.00             12.91         1,275     2003
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 7.48            $ 8.52         9,926     2010
                                                                            6.27              7.48        10,705     2009
                                                                           11.07              6.27        14,276     2008
                                                                           10.03             11.07        23,756     2007
                                                                            9.57             10.03        29,661     2006
                                                                            8.92              9.57        13,724     2005
                                                                            8.49              8.92        13,817     2004
                                                                            6.65              8.49        15,406     2003
                                                                            8.92              6.65        10,254     2002
                                                                           10.00              8.92         4,412     2001
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                        $10.02            $10.82        23,072     2010
                                                                            7.93             10.02        23,571     2009
                                                                           11.52              7.93        28,702     2008
                                                                           10.81             11.52        41,550     2007
                                                                           10.00             10.81        49,185     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares              $13.65            $15.15         5,178     2010
                                                                           10.27             13.65         3,883     2009
                                                                           17.52             10.27           902     2008
                                                                           15.54             17.52         1,289     2007
                                                                           12.33             15.54           875     2006
                                                                           10.63             12.33            22     2005
                                                                           10.00             10.63            --     2004
-------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares         $ 9.09            $10.71           560     2010
                                                                            5.57              9.09           573     2009
                                                                           11.10              5.57           575     2008
                                                                            9.66             11.10           577     2007
                                                                            9.55              9.66           938     2006
                                                                            9.00              9.55           940     2005
                                                                            8.56              9.00           941     2004
                                                                            7.19              8.56         2,321     2003
                                                                           10.00              7.19            --     2002
-------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $10.85            $12.37          7,499    2010
                                                                               8.58             10.85          7,701    2009
                                                                              13.56              8.58         10,152    2008
                                                                              14.08             13.56         18,537    2007
                                                                              12.32             14.08         19,700    2006
                                                                              12.00             12.32         16,441    2005
                                                                              10.37             12.00         15,282    2004
                                                                               8.05             10.37         15,325    2003
                                                                              10.00              8.05             --    2002
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 8.97            $ 9.91             --    2010
                                                                               7.43              8.97             --    2009
                                                                               9.76              7.43             --    2008
                                                                              10.00              9.76             --    2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 8.60            $ 9.35             --    2010
                                                                               7.01              8.60             --    2009
                                                                              10.19              7.01             --    2008
                                                                              10.00             10.19             --    2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B              $13.76            $16.08             --    2010
                                                                               9.11             13.76             --    2009
                                                                              17.60              9.11             --    2008
                                                                              14.90             17.60          1,500    2007
                                                                              13.95             14.90          1,819    2006
                                                                              13.65             13.95          3,256    2005
                                                                              13.18             13.65          3,047    2004
                                                                              10.00             13.18          3,105    2003
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                   $ 8.65            $ 9.61         63,979    2010
                                                                               7.29              8.65         72,263    2009
                                                                              12.48              7.29         84,160    2008
                                                                              12.08             12.48        121,207    2007
                                                                              10.47             12.08        130,859    2006
                                                                              10.16             10.47        154,444    2005
                                                                               9.27             10.16        164,611    2004
                                                                               7.12              9.27        162,426    2003
                                                                               9.29              7.12        114,027    2002
                                                                              10.00              9.29         34,127    2001
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                 $10.22            $10.51         10,244    2010
                                                                               7.72             10.22          9,184    2009
                                                                              16.77              7.72          4,488    2008
                                                                              16.12             16.77          7,219    2007
                                                                              12.10             16.12          9,595    2006
                                                                              10.54             12.10          2,376    2005
                                                                              10.00             10.54             --    2004
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                    $ 7.78            $ 8.43         11,323    2010
                                                                               5.76              7.78         12,829    2009
                                                                               9.71              5.76         14,911    2008
                                                                               8.68              9.71         28,666    2007
                                                                               8.86              8.68         34,953    2006
                                                                               7.83              8.86         38,980    2005
                                                                               7.33              7.83         40,371    2004
                                                                               6.03              7.33         42,806    2003
                                                                               8.85              6.03         42,993    2002
                                                                              10.00              8.85         23,933    2001
----------------------------------------------------------------------------------------------------------------------------

                                                                                                     NUMBER OF
                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B             $ 9.76            $13.14         1,562     2010
                                                                        7.01              9.76         1,579     2009
                                                                       13.09              7.01         2,868     2008
                                                                       11.68             13.09         2,415     2007
                                                                       10.73             11.68         2,971     2006
                                                                       10.38             10.73         2,821     2005
                                                                        9.21             10.38         2,712     2004
                                                                        6.28              9.21         2,720     2003
                                                                        9.39              6.28         2,905     2002
                                                                       10.00              9.39           386     2001
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
---------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                            $11.34            $11.74        10,855     2010
                                                                       10.43             11.34         9,316     2009
                                                                       10.76             10.43           305     2008
                                                                        9.97             10.76           305     2007
                                                                        9.96              9.97            --     2006
                                                                       10.00              9.96            --     2005
---------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                 $10.58            $11.73         1,234     2010
                                                                        8.20             10.58         1,325     2009
                                                                       13.19              8.20         1,325     2008
                                                                       13.18             13.19            --     2007
                                                                       11.00             13.18            --     2006
                                                                       10.88             11.00            --     2005
                                                                       10.00             10.88            --     2004
---------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares           $13.78            $14.90         8,502     2010
                                                                       11.56             13.78         3,138     2009
                                                                       14.61             11.56         1,918     2008
                                                                       12.69             14.61         2,814     2007
                                                                       11.07             12.69            --     2006
                                                                       10.00             11.07            --     2005
---------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares            $ 9.64            $10.94            --     2010
                                                                        7.73              9.64            --     2009
                                                                       13.27              7.73            --     2008
                                                                       12.46             13.27            --     2007
                                                                       11.83             12.46            --     2006
                                                                       10.86             11.83            --     2005
                                                                       10.00             10.86            --     2004
---------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares         $ 9.76            $12.34            --     2010
                                                                        7.73              9.76            --     2009
                                                                       13.12              7.73            --     2008
                                                                       13.47             13.12            --     2007
                                                                       12.17             13.47         1,179     2006
                                                                       11.22             12.17            --     2005
                                                                       10.00             11.22            --     2004
---------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
---------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A            $13.15            $15.75        14,916     2010
                                                                       10.53             13.15        15,632     2009
                                                                       17.65             10.53        20,602     2008
                                                                       15.25             17.65        31,887     2007
                                                                       14.58             15.25        33,499     2006
                                                                       13.77             14.58        35,801     2005
                                                                       12.36             13.77        29,561     2004
                                                                       10.00             12.36        24,229     2003
---------------------------------------------------------------------------------------------------------------------


                                                                                     ACCUMULATION      ACCUMULATION
                                                                                    UNIT VALUES AT    UNIT VALUES AT
SUBACCOUNTS                                                                       BEGINNING OF PERIOD END OF PERIOD
---------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B         $17.91            $20.08
                                                                                         13.18             17.91
                                                                                         25.96             13.18
                                                                                         22.01             25.96
                                                                                         18.12             22.01
                                                                                         15.39             18.12
                                                                                         13.39             15.39
                                                                                         10.00             13.39
---------------------------------------------------------------------------------------------------------------------
DREYFUS
---------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares                  $ 7.81            $ 8.83
                                                                                          5.92              7.81
                                                                                          9.16              5.92
                                                                                          8.63              9.16
                                                                                          8.02              8.63
                                                                                          7.85              8.02
                                                                                          7.50              7.85
                                                                                          6.04              7.50
                                                                                          8.63              6.04
                                                                                         10.00              8.63
---------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                          $11.16            $12.00
                                                                                          7.85             11.16
                                                                                         10.93              7.85
                                                                                         10.91             10.93
                                                                                         10.50             10.91
                                                                                         10.25             10.50
                                                                                         10.12             10.25
                                                                                          9.97             10.12
                                                                                         10.00              9.97
---------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
---------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                                  $15.26            $17.20
                                                                                         10.15             15.26
                                                                                         13.94             10.15
                                                                                         13.71             13.94
                                                                                         12.58             13.71
                                                                                         12.48             12.58
                                                                                         11.50             12.48
                                                                                          9.58             11.50
                                                                                          9.59              9.58
                                                                                         10.00              9.59
---------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                          $16.05            $18.62
                                                                                         12.61             16.05
                                                                                         22.03             12.61
                                                                                         18.54             22.03
                                                                                         16.41             18.54
                                                                                         15.02             16.41
                                                                                         13.31             15.02
                                                                                         10.00             13.31
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
---------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                                    $11.29            $12.68
                                                                                          8.90             11.29
                                                                                         12.70              8.90
                                                                                         11.19             12.70
                                                                                         10.60             11.19
                                                                                         10.36             10.60
                                                                                         10.00             10.36
---------------------------------------------------------------------------------------------------------------------

                                                                                    NUMBER OF
                                                                                  ACCUMULATION
                                                                                    UNITS AT
SUBACCOUNTS                                                                       END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B      19,974     2010
                                                                                     21,469     2009
                                                                                     23,277     2008
                                                                                     32,892     2007
                                                                                     35,009     2006
                                                                                     46,608     2005
                                                                                     46,771     2004
                                                                                     39,604     2003
----------------------------------------------------------------------------------------------------
DREYFUS
----------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares                8,366     2010
                                                                                      9,014     2009
                                                                                      9,369     2008
                                                                                     10,502     2007
                                                                                     11,940     2006
                                                                                     11,639     2005
                                                                                     12,167     2004
                                                                                     12,094     2003
                                                                                      7,848     2002
                                                                                      1,049     2001
----------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
----------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                       17,590     2010
                                                                                     20,615     2009
                                                                                     25,200     2008
                                                                                     79,569     2007
                                                                                     85,008     2006
                                                                                     55,140     2005
                                                                                     54,174     2004
                                                                                     45,959     2003
                                                                                         --     2002
----------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                               14,124     2010
                                                                                     17,910     2009
                                                                                     23,062     2008
                                                                                     53,790     2007
                                                                                     65,001     2006
                                                                                     58,612     2005
                                                                                     51,609     2004
                                                                                     59,039     2003
                                                                                     44,920     2002
                                                                                      2,238     2001
----------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                        3,746     2010
                                                                                      3,537     2009
                                                                                      9,195     2008
                                                                                      9,098     2007
                                                                                      9,666     2006
                                                                                      6,820     2005
                                                                                      6,664     2004
                                                                                      6,350     2003
----------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
----------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                                  1,493     2010
                                                                                      1,684     2009
                                                                                      5,572     2008
                                                                                         --     2007
                                                                                         --     2006
                                                                                         --     2005
                                                                                         --     2004
----------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $ 9.88            $11.47          4,864    2010
                                                                          7.25              9.88         13,968    2009
                                                                         11.17              7.25         30,331    2008
                                                                         10.43             11.17         11,152    2007
                                                                         10.00             10.43             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $13.27            $15.29         57,279    2010
                                                                          9.94             13.27         66,310    2009
                                                                         17.59              9.94         89,807    2008
                                                                         15.22             17.59         97,666    2007
                                                                         13.86             15.22        102,515    2006
                                                                         12.06             13.86        102,371    2005
                                                                         10.62             12.06         80,725    2004
                                                                          8.41             10.62         70,797    2003
                                                                          9.44              8.41         30,476    2002
                                                                         10.00              9.44          4,198    2001
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $12.83            $14.92            107    2010
                                                                          9.59             12.83            107    2009
                                                                         16.59              9.59            107    2008
                                                                         15.77             16.59            590    2007
                                                                         14.06             15.77            590    2006
                                                                         11.82             14.06            316    2005
                                                                         11.84             11.82            105    2004
                                                                         10.00             11.84             --    2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $ 9.38            $10.62         47,039    2010
                                                                          7.33              9.38         50,050    2009
                                                                         13.00              7.33         66,391    2008
                                                                         13.03             13.00        110,621    2007
                                                                         11.03             13.03        129,025    2006
                                                                         10.60             11.03        135,509    2005
                                                                          9.67             10.60        149,240    2004
                                                                          7.54              9.67        148,076    2003
                                                                          9.24              7.54         72,104    2002
                                                                         10.00              9.24         17,589    2001
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $ 7.23            $ 8.83         28,537    2010
                                                                          5.74              7.23         35,727    2009
                                                                         11.05              5.74         40,587    2008
                                                                          8.85             11.05         43,961    2007
                                                                          8.43              8.85         49,109    2006
                                                                          8.10              8.43         52,604    2005
                                                                          7.97              8.10         63,949    2004
                                                                          6.11              7.97         55,912    2003
                                                                          8.89              6.11         31,735    2002
                                                                         10.00              8.89          6,391    2001
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $ 9.15            $10.33         32,179    2010
                                                                          7.31              9.15         37,722    2009
                                                                         12.76              7.31         45,067    2008
                                                                         11.58             12.76         59,773    2007
                                                                         10.41             11.58         63,698    2006
                                                                          9.83             10.41         72,719    2005
                                                                          9.46              9.83         74,395    2004
                                                                          7.77              9.46         67,014    2003
                                                                          9.49              7.77         19,883    2002
                                                                         10.00              9.49          7,849    2001
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $10.95            $11.60          2,360    2010
                                                                          9.62             10.95          1,267    2009
                                                                         10.11              9.62             --    2008
                                                                         10.00             10.11             --    2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $18.19            $23.04        29,258     2010
                                                                                   13.20             18.19        32,837     2009
                                                                                   22.19             13.20        46,871     2008
                                                                                   19.52             22.19        72,809     2007
                                                                                   17.62             19.52        78,263     2006
                                                                                   15.15             17.62        80,538     2005
                                                                                   12.33             15.15        78,043     2004
                                                                                    9.05             12.33        70,437     2003
                                                                                   10.21              9.05        46,949     2002
                                                                                   10.00             10.21         9,633     2001
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $10.05            $12.52           953     2010
                                                                                    6.49             10.05           954     2009
                                                                                   13.52              6.49            --     2008
                                                                                   13.01             13.52            --     2007
                                                                                   11.38             13.01            --     2006
                                                                                   11.27             11.38            --     2005
                                                                                   10.00             11.27         3,837     2004
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $11.49            $12.75        14,744     2010
                                                                                    8.60             11.49        17,036     2009
                                                                                   12.40              8.60        17,869     2008
                                                                                   12.13             12.40        21,079     2007
                                                                                   10.41             12.13        18,142     2006
                                                                                   10.00             10.41         4,231     2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.05            $ 8.74            59     2010
                                                                                    6.27              8.05            59     2009
                                                                                    9.92              6.27         2,708     2008
                                                                                   10.00              9.92         3,817     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $13.38            $14.66         5,680     2010
                                                                                   10.77             13.38         5,444     2009
                                                                                   17.38             10.77           984     2008
                                                                                   17.04             17.38         1,933     2007
                                                                                   14.61             17.04         1,940     2006
                                                                                   13.41             14.61            --     2005
                                                                                   12.08             13.41            --     2004
                                                                                    9.79             12.08            --     2003
                                                                                   10.00              9.79            --     2002
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 8.19            $ 8.67            --     2010
                                                                                    6.34              8.19            --     2009
                                                                                   11.15              6.34            --     2008
                                                                                   11.05             11.15            --     2007
                                                                                   10.00             11.05            --     2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $10.38            $11.41        12,939     2010
                                                                                    8.40             10.38        14,692     2009
                                                                                   12.70              8.40        17,892     2008
                                                                                   11.71             12.70        28,306     2007
                                                                                   10.08             11.71        32,145     2006
                                                                                    9.83             10.08        36,398     2005
                                                                                    9.10              9.83        42,145     2004
                                                                                    7.45              9.10        44,497     2003
                                                                                    9.17              7.45        37,482     2002
                                                                                   10.00              9.17         2,916     2001
---------------------------------------------------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                         $11.77            $12.48           4,196   2010
                                                         11.07             11.77           4,348   2009
                                                         11.84             11.07          14,046   2008
                                                         11.46             11.84          23,708   2007
                                                         11.14             11.46          26,713   2006
                                                         11.08             11.14          27,476   2005
                                                         10.87             11.08          31,377   2004
                                                         10.65             10.87          30,915   2003
                                                         10.00             10.65           3,626   2002
-------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                 $13.55            $16.85          21,584   2010
                                                          9.72             13.55          25,928   2009
                                                         15.86              9.72          35,888   2008
                                                         14.29             15.86          95,168   2007
                                                         13.38             14.29         109,425   2006
                                                         12.15             13.38         118,818   2005
                                                         10.62             12.15         127,879   2004
                                                          8.11             10.62         147,314   2003
                                                          9.54              8.11         118,664   2002
                                                         10.00              9.54           9,155   2001
-------------------------------------------------------------------------------------------------------
  Money Market Fund                                     $ 1.07            $ 1.06         361,921   2010
                                                          1.09              1.07         809,593   2009
                                                          1.08              1.09       1,001,686   2008
                                                          1.04              1.08         311,982   2007
                                                          1.01              1.04         341,599   2006
                                                          1.00              1.01         421,438   2005
                                                          1.00              1.00         533,172   2004
                                                          1.01              1.00         616,189   2003
                                                          1.01              1.01         275,394   2002
                                                          1.00              1.01          67,582   2001
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $ 9.24            $10.16           9,096   2010
                                                          6.76              9.24          12,982   2009
                                                         10.82              6.76          13,354   2008
                                                         10.43             10.82          30,177   2007
                                                          9.70             10.43          33,434   2006
                                                          9.72              9.70          36,029   2005
                                                          9.21              9.72          42,796   2004
                                                          7.25              9.21          45,271   2003
                                                          9.31              7.25          37,354   2002
                                                         10.00              9.31           2,605   2001
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $16.65            $21.16           7,700   2010
                                                         12.45             16.65           8,299   2009
                                                         19.75             12.45           9,045   2008
                                                         23.54             19.75          15,289   2007
                                                         17.95             23.54          16,122   2006
                                                         16.30             17.95          16,808   2005
                                                         12.49             16.30          16,943   2004
                                                         10.00             12.49          15,720   2003
-------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $ 8.99            $10.18          94,575   2010
                                                          7.23              8.99         142,896   2009
                                                         11.71              7.23         249,248   2008
                                                         11.31             11.71         567,225   2007
                                                          9.94             11.31         623,736   2006
                                                          9.65              9.94         685,769   2005
                                                          8.87              9.65         746,283   2004
                                                          7.02              8.87         775,647   2003
                                                          9.17              7.02         627,460   2002
                                                         10.00              9.17          28,212   2001
-------------------------------------------------------------------------------------------------------

                                                                                                                  NUMBER OF
                                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                          $12.21            $15.33         32,450
                                                                                     9.46             12.21         43,340
                                                                                    15.39              9.46         60,392
                                                                                    15.25             15.39        137,777
                                                                                    13.66             15.25        153,148
                                                                                    12.66             13.66        161,381
                                                                                    11.15             12.66        180,124
                                                                                     9.12             11.15        207,542
                                                                                    10.74              9.12        153,756
                                                                                    10.00             10.74          9,466
------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                              $12.75            $13.78         15,051
                                                                                    10.71             12.75         16,429
                                                                                    15.37             10.71         29,740
                                                                                    13.97             15.37         51,475
                                                                                    12.46             13.97         47,838
                                                                                    12.19             12.46         52,248
                                                                                    11.44             12.19         43,251
                                                                                    10.00             11.44         10,919
------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                              $ 9.66            $10.41             --
                                                                                     8.13              9.66             --
                                                                                    11.68              8.13             --
                                                                                    10.62             11.68             --
                                                                                    10.00             10.62             --
------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                               $ 9.58            $10.41         18,442
                                                                                     7.39              9.58         21,126
                                                                                    11.72              7.39         26,966
                                                                                    11.01             11.72         51,967
                                                                                     9.62             11.01         67,340
                                                                                     9.52              9.62         71,435
                                                                                     8.93              9.52         77,850
                                                                                     7.35              8.93         72,937
                                                                                     9.24              7.35         71,477
                                                                                    10.00              9.24          2,013
------------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                                   $ 9.53            $11.74             46
                                                                                     6.43              9.53             --
                                                                                    10.00              6.43             --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                                 $ 9.05            $ 9.93            905
                                                                                     7.02              9.05          2,022
                                                                                    10.00              7.02             --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                      $ 8.69            $ 9.35          7,347
                                                                                     7.59              8.69          6,259
                                                                                    10.00              7.59             --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares                     $10.00            $10.93          5,796
------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares           $11.33            $11.74          4,923
                                                                                    10.58             11.33          3,814
                                                                                    10.00             10.58             --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares         $ 9.82            $11.99          6,344
                                                                                     7.47              9.82          6,434
                                                                                    10.00              7.47             --
------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                                 $10.40            $12.04         11,517
                                                                                     7.24             10.40          9,500
                                                                                    10.00              7.24             --
------------------------------------------------------------------------------------------------------------------------------



SUBACCOUNTS                                                                  YEAR
---------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                    2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
                                                                             2001
---------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                        2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
---------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                        2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                         2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
                                                                             2001
---------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                           2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares               2010
---------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares     2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares   2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                           2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares         $ 8.57            $10.46          3,569    2010
                                                                          6.58              8.57          3,420    2009
                                                                         10.00              6.58             --    2008
-----------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                      $10.79            $13.30            927    2010
                                                                          8.23             10.79            982    2009
                                                                         13.26              8.23            851    2008
                                                                         13.04             13.26            809    2007
                                                                         11.39             13.04          2,547    2006
                                                                         10.00             11.39            741    2005
-----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
-----------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                  $13.73            $14.63         44,585    2010
                                                                         11.10             13.73         52,610    2009
                                                                         13.41             11.10         63,702    2008
                                                                         12.34             13.41        112,109    2007
                                                                         11.34             12.34        123,632    2006
                                                                         10.69             11.34        129,363    2005
                                                                         10.02             10.69        134,888    2004
                                                                          8.94             10.02        140,234    2003
                                                                          9.72              8.94        110,855    2002
                                                                         10.00              9.72         35,783    2001
-----------------------------------------------------------------------------------------------------------------------
  Enterprise Portfolio -- Service Shares                                $10.24            $12.67          7,323    2010
                                                                          7.19             10.24          7,647    2009
                                                                         13.00              7.19          8,868    2008
                                                                         10.84             13.00         11,903    2007
                                                                          9.71             10.84         21,595    2006
                                                                          8.79              9.71         22,714    2005
                                                                          7.41              8.79         21,754    2004
                                                                          5.58              7.41         23,373    2003
                                                                          7.87              5.58         19,472    2002
                                                                         10.00              7.87          4,619    2001
-----------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                     $12.42            $13.03         19,373    2010
                                                                          8.63             12.42         16,522    2009
                                                                         15.72              8.63         15,437    2008
                                                                         11.68             15.72         16,933    2007
                                                                         10.86             11.68         19,276    2006
                                                                          9.79             10.86         20,260    2005
                                                                          8.42              9.79         22,201    2004
                                                                          7.11              8.42         18,810    2003
                                                                          8.58              7.11         18,063    2002
                                                                         10.00              8.58          7,955    2001
-----------------------------------------------------------------------------------------------------------------------
  Global Technology Portfolio -- Service Shares                         $ 7.90            $ 9.69            149    2010
                                                                          5.11              7.90            271    2009
                                                                          9.26              5.11            628    2008
                                                                          7.72              9.26            714    2007
                                                                          7.26              7.72          1,591    2006
                                                                          6.61              7.26          2,610    2005
                                                                          6.67              6.61          3,044    2004
                                                                          4.62              6.67          4,100    2003
                                                                          7.93              4.62          5,024    2002
                                                                         10.00              7.93          2,388    2001
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                     NUMBER OF
                                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
  Janus Portfolio -- Service Shares                                                   $ 7.87            $ 8.86         6,545
                                                                                        5.87              7.87         6,749
                                                                                        9.90              5.87        13,596
                                                                                        8.75              9.90        17,614
                                                                                        7.99              8.75        24,874
                                                                                        7.80              7.99        25,663
                                                                                        7.59              7.80        26,211
                                                                                        5.86              7.59        26,458
                                                                                        8.11              5.86        20,306
                                                                                       10.00              8.11         4,938
---------------------------------------------------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                                                $19.12            $23.55         6,680
                                                                                       10.83             19.12         7,109
                                                                                       23.01             10.83         9,286
                                                                                       18.24             23.01         9,835
                                                                                       12.62             18.24        11,165
                                                                                        9.71             12.62        13,234
                                                                                        8.30              9.71        14,385
                                                                                        6.26              8.30        14,470
                                                                                        8.55              6.26         8,954
                                                                                       10.00              8.55         1,741
---------------------------------------------------------------------------------------------------------------------------------
  Worldwide Portfolio -- Service Shares                                               $ 7.53            $ 8.58        10,477
                                                                                        5.56              7.53        12,522
                                                                                       10.23              5.56        14,740
                                                                                        9.49             10.23        21,774
                                                                                        8.17              9.49        29,964
                                                                                        7.85              8.17        30,648
                                                                                        7.62              7.85        30,227
                                                                                        6.25              7.62        32,790
                                                                                        8.54              6.25        24,445
                                                                                       10.00              8.54         3,512
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II             $12.18            $14.97         2,256
                                                                                        9.21             12.18         2,257
                                                                                       15.72              9.21         1,346
                                                                                       15.90             15.72           397
                                                                                       14.57             15.90           600
                                                                                       13.48             14.57           754
                                                                                       12.57             13.48           875
                                                                                       10.00             12.57            --
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II         $ 7.75            $ 8.56            --
                                                                                        6.41              7.75            --
                                                                                       10.00              6.41            --
                                                                                       10.00             10.00            --
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --              $ 7.57            $ 8.70            --
   Class I                                                                              5.94              7.57            --
                                                                                        9.50              5.94         2,444
                                                                                       10.00              9.50         2,444
---------------------------------------------------------------------------------------------------------------------------------



SUBACCOUNTS                                                                     YEAR
------------------------------------------------------------------------------------
  Janus Portfolio -- Service Shares                                             2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
                                                                                2003
                                                                                2002
                                                                                2001
------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                                          2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
                                                                                2003
                                                                                2002
                                                                                2001
------------------------------------------------------------------------------------
  Worldwide Portfolio -- Service Shares                                         2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
                                                                                2003
                                                                                2002
                                                                                2001
------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II       2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
                                                                                2003
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II   2010
                                                                                2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --        2010
   Class I                                                                      2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------

                                                                                                      NUMBER OF
                                                                    ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                   UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                      BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares         $ 8.12            $ 8.98        16,256     2010
                                                                         5.93              8.12        17,389     2009
                                                                         9.54              5.93        23,918     2008
                                                                         8.72              9.54        48,693     2007
                                                                         8.25              8.72        64,521     2006
                                                                         8.03              8.25        61,957     2005
                                                                         7.47              8.03        60,667     2004
                                                                         6.19              7.47        58,920     2003
                                                                         8.68              6.19        39,980     2002
                                                                        10.00              8.68         2,297     2001
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $ 9.58            $10.47         6,400     2010
                                                                         7.68              9.58         6,497     2009
                                                                        11.68              7.68        13,609     2008
                                                                        10.77             11.68        27,609     2007
                                                                         9.70             10.77        30,103     2006
                                                                         9.19              9.70        33,861     2005
                                                                         8.39              9.19        30,989     2004
                                                                         6.99              8.39        29,101     2003
                                                                         9.00              6.99        16,543     2002
                                                                        10.00              9.00         3,388     2001
----------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                  $ 9.97            $13.36         8,567     2010
                                                                         6.21              9.97         8,954     2009
                                                                        10.42              6.21        11,101     2008
                                                                        10.34             10.42        15,281     2007
                                                                         9.29             10.34        16,274     2006
                                                                         8.98              9.29        17,183     2005
                                                                         8.58              8.98        20,763     2004
                                                                         6.52              8.58        20,680     2003
                                                                         9.70              6.52        10,091     2002
                                                                        10.00              9.70           427     2001
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $12.69            $13.71        10,500     2010
                                                                        10.94             12.69           698     2009
                                                                        14.29             10.94           128     2008
                                                                        13.95             14.29           128     2007
                                                                        12.68             13.95            --     2006
                                                                        12.54             12.68            --     2005
                                                                        11.46             12.54            --     2004
                                                                        10.03             11.46            --     2003
                                                                        10.00             10.03            --     2002
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                      $15.37            $17.19         6,550     2010
                                                                        11.74             15.37        14,088     2009
                                                                        19.15             11.74        19,060     2008
                                                                        15.24             19.15        32,961     2007
                                                                        11.80             15.24        35,636     2006
                                                                        10.27             11.80        41,455     2005
                                                                         8.03             10.27        44,310     2004
                                                                         6.01              8.03        52,530     2003
                                                                         7.91              6.01        40,102     2002
                                                                        10.00              7.91         4,890     2001
----------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                        $ 8.30            $ 9.22            134    2010
                                                                          6.93              8.30            149    2009
                                                                         12.46              6.93            166    2008
                                                                         12.22             12.46          1,798    2007
                                                                         11.19             12.22          1,760    2006
                                                                         10.95             11.19          3,785    2005
                                                                         10.00             10.95          2,319    2004
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares            $12.56            $13.51          1,456    2010
                                                                          8.84             12.56          1,565    2009
                                                                         16.51              8.84          2,967    2008
                                                                         14.71             16.51          7,410    2007
                                                                         13.86             14.71          7,784    2006
                                                                         13.41             13.86          9,013    2005
                                                                         12.77             13.41         11,413    2004
                                                                          9.91             12.77          7,586    2003
                                                                         10.00              9.91             --    2002
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares               $13.03            $14.86         45,710    2010
                                                                          9.49             13.03         42,788    2009
                                                                         16.13              9.49         46,564    2008
                                                                         15.43             16.13         57,505    2007
                                                                         13.34             15.43         61,289    2006
                                                                         11.87             13.34         57,864    2005
                                                                         10.13             11.87         55,486    2004
                                                                          7.20             10.13         46,001    2003
                                                                          9.41              7.20         21,139    2002
                                                                         10.00              9.41          3,284    2001
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                     $ 9.09            $10.38         48,945    2010
                                                                          7.21              9.09         60,217    2009
                                                                         11.92              7.21         77,269    2008
                                                                         11.61             11.92        120,940    2007
                                                                         10.27             11.61        145,522    2006
                                                                          9.85             10.27        151,217    2005
                                                                          9.16              9.85        157,903    2004
                                                                          7.35              9.16        158,419    2003
                                                                          9.21              7.35        129,104    2002
                                                                         10.00              9.21         14,675    2001
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares           $15.40            $18.68         16,411    2010
                                                                         11.42             15.40         17,469    2009
                                                                         18.69             11.42         20,638    2008
                                                                         19.23             18.69         25,958    2007
                                                                         17.02             19.23         27,569    2006
                                                                         15.74             17.02         32,162    2005
                                                                         13.40             15.74         27,625    2004
                                                                          9.43             13.40         21,903    2003
                                                                         10.00              9.43             --    2002
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares         $10.76            $13.48          1,146    2010
                                                                          8.25             10.76          1,177    2009
                                                                         16.49              8.25          1,002    2008
                                                                         15.78             16.49            974    2007
                                                                         15.59             15.78          2,321    2006
                                                                         14.13             15.59          2,311    2005
                                                                         12.00             14.13          2,161    2004
                                                                         10.00             12.00          2,131    2003
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                    NUMBER OF
                                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio - Advisor Class Shares                                         $11.35            $12.64          6,929
                                                                                       9.48             11.35          5,161
                                                                                      11.44              9.48          4,851
                                                                                      10.73             11.44         31,669
                                                                                      10.41             10.73          2,121
                                                                                      10.00             10.41          2,038
--------------------------------------------------------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares         $13.51            $14.44            372
                                                                                      11.86             13.51            857
                                                                                      12.33             11.86            752
                                                                                      12.07             12.33          1,961
                                                                                      11.99             12.07          1,958
                                                                                      11.57             11.99          1,761
                                                                                      11.12             11.57          1,889
                                                                                      11.04             11.12          2,415
                                                                                      10.35             11.04          2,642
                                                                                      10.00             10.35          1,017
--------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                                $14.98            $16.90         22,678
                                                                                      10.84             14.98         24,609
                                                                                      14.37             10.84         33,612
                                                                                      14.09             14.37         55,972
                                                                                      13.11             14.09         67,885
                                                                                      12.78             13.11         70,488
                                                                                      11.84             12.78         75,949
                                                                                       9.78             11.84         72,450
                                                                                      10.04              9.78         26,899
                                                                                      10.00             10.04          5,392
--------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares                 $16.27            $17.90         26,962
                                                                                      17.27             16.27         47,888
                                                                                      14.94             17.27        123,865
                                                                                      13.81             14.94        101,132
                                                                                      13.86             13.81        115,747
                                                                                      13.42             13.86        127,472
                                                                                      12.66             13.42        144,234
                                                                                      12.37             12.66        168,338
                                                                                      10.67             12.37        150,847
                                                                                      10.00             10.67         13,318
--------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                              $11.87            $12.32         22,875
                                                                                      10.63             11.87         20,855
                                                                                      10.83             10.63             --
                                                                                      10.24             10.83             --
                                                                                       9.99             10.24             --
                                                                                      10.00              9.99             --
--------------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                              $15.61            $16.64        121,125
                                                                                      13.89             15.61        189,732
                                                                                      13.45             13.89        210,207
                                                                                      12.56             13.45        303,413
                                                                                      12.27             12.56        337,778
                                                                                      12.15             12.27        349,612
                                                                                      11.76             12.15        378,680
                                                                                      11.36             11.76        389,944
                                                                                      10.56             11.36        278,055
                                                                                      10.00             10.56         14,545
--------------------------------------------------------------------------------------------------------------------------------



SUBACCOUNTS                                                                    YEAR
-----------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------
  All Asset Portfolio - Advisor Class Shares                                   2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
-----------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares   2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
                                                                               2001
-----------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                          2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
                                                                               2001
-----------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares           2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
                                                                               2001
-----------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                        2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
-----------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                        2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
                                                                               2001
-----------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $ 8.27            $ 9.65        12,126     2010
                                                                  5.52              8.27        15,665     2009
                                                                  9.64              5.52        18,325     2008
                                                                  8.30              9.64        22,005     2007
                                                                  7.97              8.30        22,259     2006
                                                                  7.99              7.97        21,786     2005
                                                                  7.42              7.99        21,723     2004
                                                                  5.18              7.42        19,790     2003
                                                                  8.59              5.18        17,165     2002
                                                                 10.00              8.59           308     2001
---------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $13.90            $15.27            --     2010
                                                                  9.91             13.90            --     2009
                                                                 16.11              9.91            --     2008
                                                                 14.66             16.11            --     2007
                                                                 14.67             14.66            --     2006
                                                                 13.05             14.67            --     2005
                                                                 12.13             13.05            --     2004
                                                                 10.00             12.13            --     2003
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $18.87            $19.96           707     2010
                                                                 12.16             18.87           370     2009
                                                                 20.37             12.16            --     2008
                                                                 18.77             20.37            --     2007
                                                                 16.76             18.77            --     2006
                                                                 14.03             16.76            --     2005
                                                                 12.34             14.03            --     2004
                                                                 10.00             12.34            --     2003
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $20.81            $26.14         2,152     2010
                                                                 11.97             20.81         2,625     2009
                                                                 25.95             11.97         1,416     2008
                                                                 17.83             25.95         1,272     2007
                                                                 14.86             17.83           216     2006
                                                                 10.00             14.86            --     2005
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $10.00            $12.61            --     2010
---------------------------------------------------------------------------------------------------------------

                      EACH ANNUITANT OVER AGE 70 AT ISSUE

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                          $11.09            $11.66           787     2010
                                                                               7.63             11.09           787     2009
                                                                              16.13              7.63           787     2008
                                                                              16.19             16.13           945     2007
                                                                              14.57             16.19           955     2006
                                                                              14.05             14.57           955     2005
                                                                              12.89             14.05         1,253     2004
                                                                              10.00             12.89         1,254     2003
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                  $ 7.35            $ 8.35           460     2010
                                                                               6.18              7.35           496     2009
                                                                              10.92              6.18         1,218     2008
                                                                               9.91             10.92         1,235     2007
                                                                               9.48              9.91         1,262     2006
                                                                               8.86              9.48           671     2005
                                                                               8.45              8.86           696     2004
                                                                               6.63              8.45         1,094     2003
                                                                               8.91              6.63           988     2002
                                                                              10.00              8.91           302     2001
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                           $ 9.95            $10.72           961     2010
                                                                               7.89              9.95         2,289     2009
                                                                              11.48              7.89         2,724     2008
                                                                              10.79             11.48         4,019     2007
                                                                              10.00             10.79         8,022     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                 $13.51            $14.96            --     2010
                                                                              10.18             13.51            36     2009
                                                                              17.41             10.18            --     2008
                                                                              15.47             17.41         1,150     2007
                                                                              12.30             15.47         1,150     2006
                                                                              10.63             12.30            --     2005
                                                                              10.00             10.63            --     2004
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares            $ 8.95            $10.52            --     2010
                                                                               5.49              8.95         1,619     2009
                                                                              10.98              5.49         1,586     2008
                                                                               9.57             10.98         1,551     2007
                                                                               9.48              9.57         1,515     2006
                                                                               8.96              9.48         1,490     2005
                                                                               8.53              8.96         1,477     2004
                                                                               7.18              8.53            12     2003
                                                                              10.00              7.18            --     2002
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $10.69            $12.16           329     2010
                                                                               8.46             10.69           330     2009
                                                                              13.40              8.46           735     2008
                                                                              13.95             13.40           712     2007
                                                                              12.22             13.95           690     2006
                                                                              11.94             12.22         1,254     2005
                                                                              10.34             11.94         1,461     2004
                                                                               8.04             10.34         1,316     2003
                                                                              10.00              8.04            --     2002
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 8.93            $ 9.84            --     2010
                                                                               7.41              8.93            --     2009
                                                                               9.74              7.41            --     2008
                                                                              10.00              9.74            --     2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 8.56            $ 9.28         1,347     2010
                                                                            6.99              8.56         1,422     2009
                                                                           10.19              6.99         1,488     2008
                                                                           10.00             10.19            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $13.57            $15.83            --     2010
                                                                            9.01             13.57            --     2009
                                                                           17.43              9.01            --     2008
                                                                           14.79             17.43            --     2007
                                                                           13.87             14.79            --     2006
                                                                           13.61             13.87            --     2005
                                                                           13.16             13.61            --     2004
                                                                           10.00             13.16            --     2003
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 8.50            $ 9.43        15,891     2010
                                                                            7.18              8.50        18,488     2009
                                                                           12.31              7.18        26,359     2008
                                                                           11.94             12.31        36,402     2007
                                                                           10.38             11.94        43,952     2006
                                                                           10.09             10.38        52,550     2005
                                                                            9.22             10.09        55,611     2004
                                                                            7.09              9.22        59,210     2003
                                                                            9.28              7.09        62,219     2002
                                                                           10.00              9.28        18,343     2001
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $10.12            $10.38            --     2010
                                                                            7.66             10.12            61     2009
                                                                           16.66              7.66            --     2008
                                                                           16.05             16.66         1,124     2007
                                                                           12.08             16.05         1,124     2006
                                                                           10.54             12.08            --     2005
                                                                           10.00             10.54            --     2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 7.65            $ 8.26         9,050     2010
                                                                            5.67              7.65         9,454     2009
                                                                            9.59              5.67        14,890     2008
                                                                            8.58              9.59        15,083     2007
                                                                            8.78              8.58        16,785     2006
                                                                            7.77              8.78        30,628     2005
                                                                            7.29              7.77        17,236     2004
                                                                            6.01              7.29        18,179     2003
                                                                            8.84              6.01         6,810     2002
                                                                           10.00              8.84         3,469     2001
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $ 9.59            $12.89            --     2010
                                                                            6.91              9.59            --     2009
                                                                           12.91              6.91            --     2008
                                                                           11.55             12.91         1,065     2007
                                                                           10.63             11.55         1,065     2006
                                                                           10.30             10.63         1,528     2005
                                                                            9.16             10.30         1,528     2004
                                                                            6.26              9.16         1,528     2003
                                                                            9.37              6.26         1,528     2002
                                                                           10.00              9.37            --     2001
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $11.23            $11.61            --     2010
                                                                           10.36             11.23           108     2009
                                                                           10.70             10.36            --     2008
                                                                            9.94             10.70         2,012     2007
                                                                            9.95              9.94         2,012     2006
                                                                           10.00              9.95            --     2005
-------------------------------------------------------------------------------------------------------------------------


                                                                                     ACCUMULATION      ACCUMULATION
                                                                                    UNIT VALUES AT    UNIT VALUES AT
SUBACCOUNTS                                                                       BEGINNING OF PERIOD END OF PERIOD
---------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                   $10.46            $11.57
                                                                                          8.12             10.46
                                                                                         13.09              8.12
                                                                                         13.11             13.09
                                                                                         10.97             13.11
                                                                                         10.86             10.97
                                                                                         10.00             10.86
---------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                             $13.65            $14.73
                                                                                         11.48             13.65
                                                                                         14.53             11.48
                                                                                         12.65             14.53
                                                                                         11.05             12.65
                                                                                         10.00             11.05
---------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                              $ 9.53            $10.79
                                                                                          7.66              9.53
                                                                                         13.17              7.66
                                                                                         12.39             13.17
                                                                                         11.79             12.39
                                                                                         10.85             11.79
                                                                                         10.00             10.85
---------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                           $ 9.64            $12.17
                                                                                          7.66              9.64
                                                                                         13.02              7.66
                                                                                         13.40             13.02
                                                                                         12.13             13.40
                                                                                         11.20             12.13
                                                                                         10.00             11.20
---------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
---------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                              $12.97            $15.51
                                                                                         10.41             12.97
                                                                                         17.48             10.41
                                                                                         15.13             17.48
                                                                                         14.50             15.13
                                                                                         13.72             14.50
                                                                                         12.35             13.72
                                                                                         10.00             12.35
---------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B         $17.67            $19.77
                                                                                         13.03             17.67
                                                                                         25.71             13.03
                                                                                         21.85             25.71
                                                                                         18.03             21.85
                                                                                         15.33             18.03
                                                                                         13.37             15.33
                                                                                         10.00             13.37
---------------------------------------------------------------------------------------------------------------------
DREYFUS
---------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares                  $ 7.67            $ 8.66
                                                                                          5.83              7.67
                                                                                          9.04              5.83
                                                                                          8.53              9.04
                                                                                          7.94              8.53
                                                                                          7.79              7.94
                                                                                          7.46              7.79
                                                                                          6.02              7.46
                                                                                          8.62              6.02
                                                                                         10.00              8.62
---------------------------------------------------------------------------------------------------------------------

                                                                                    NUMBER OF
                                                                                  ACCUMULATION
                                                                                    UNITS AT
SUBACCOUNTS                                                                       END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
----------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                    --     2010
                                                                                         --     2009
                                                                                         --     2008
                                                                                         --     2007
                                                                                         --     2006
                                                                                         --     2005
                                                                                         --     2004
----------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                           8,163     2010
                                                                                      8,163     2009
                                                                                         --     2008
                                                                                         --     2007
                                                                                         --     2006
                                                                                         --     2005
----------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                               --     2010
                                                                                         --     2009
                                                                                         --     2008
                                                                                         --     2007
                                                                                         --     2006
                                                                                         --     2005
                                                                                         --     2004
----------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                            --     2010
                                                                                         --     2009
                                                                                         --     2008
                                                                                         --     2007
                                                                                         --     2006
                                                                                         --     2005
                                                                                         --     2004
----------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
----------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                            1,576     2010
                                                                                      1,709     2009
                                                                                      5,174     2008
                                                                                      6,108     2007
                                                                                      6,984     2006
                                                                                      7,827     2005
                                                                                      8,786     2004
                                                                                      7,564     2003
----------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B       1,057     2010
                                                                                      1,141     2009
                                                                                      3,764     2008
                                                                                      3,968     2007
                                                                                      5,572     2006
                                                                                      4,767     2005
                                                                                      5,263     2004
                                                                                      5,089     2003
----------------------------------------------------------------------------------------------------
DREYFUS
----------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares                   --     2010
                                                                                         --     2009
                                                                                        589     2008
                                                                                        598     2007
                                                                                        585     2006
                                                                                        575     2005
                                                                                        539     2004
                                                                                        565     2003
                                                                                         --     2002
                                                                                         --     2001
----------------------------------------------------------------------------------------------------

                                                                                              NUMBER OF
                                                            ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                           UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                              BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                              $11.00            $11.80         2,825     2010
                                                                 7.75             11.00         2,815     2009
                                                                10.81              7.75        14,823     2008
                                                                10.82             10.81        21,759     2007
                                                                10.43             10.82        27,577     2006
                                                                10.21             10.43        23,505     2005
                                                                10.09             10.21        36,250     2004
                                                                 9.97             10.09        26,636     2003
                                                                10.00              9.97            --     2002
--------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
--------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares         $15.00            $16.87         1,664     2010
                                                                10.00             15.00         1,829     2009
                                                                13.76             10.00         3,227     2008
                                                                13.56             13.76         4,101     2007
                                                                12.47             13.56         4,396     2006
                                                                12.39             12.47         4,817     2005
                                                                11.44             12.39         5,064     2004
                                                                 9.55             11.44         5,777     2003
                                                                 9.58              9.55         3,837     2002
                                                                10.00              9.58            53     2001
--------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                 $15.83            $18.34           851     2010
                                                                12.47             15.83           955     2009
                                                                21.83             12.47         1,044     2008
                                                                18.40             21.83           826     2007
                                                                16.32             18.40           930     2006
                                                                14.97             16.32         1,002     2005
                                                                13.30             14.97           903     2004
                                                                10.00             13.30         1,980     2003
--------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
--------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2           $11.16            $12.51            --     2010
                                                                 8.81             11.16            --     2009
                                                                12.61              8.81            --     2008
                                                                11.13             12.61            --     2007
                                                                10.56             11.13            --     2006
                                                                10.35             10.56            --     2005
                                                                10.00             10.35            --     2004
--------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                    $ 9.81            $11.36            --     2010
                                                                 7.21              9.81            --     2009
                                                                11.14              7.21            --     2008
                                                                10.42             11.14            --     2007
                                                                10.00             10.42            --     2006
--------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2               $13.04            $14.99         1,296     2010
                                                                 9.78             13.04         3,758     2009
                                                                17.36              9.78         6,618     2008
                                                                15.05             17.36         8,899     2007
                                                                13.73             15.05        12,607     2006
                                                                11.97             13.73         6,244     2005
                                                                10.57             11.97         5,576     2004
                                                                 8.38             10.57         8,163     2003
                                                                 9.43              8.38         3,085     2002
                                                                10.00              9.43           809     2001
--------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $12.66            $14.69            --     2010
                                                                          9.48             12.66            --     2009
                                                                         16.43              9.48            --     2008
                                                                         15.65             16.43            --     2007
                                                                         13.98             15.65            --     2006
                                                                         11.78             13.98            --     2005
                                                                         11.83             11.78            --     2004
                                                                         10.00             11.83            --     2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $ 9.22            $10.42         6,891     2010
                                                                          7.22              9.22         8,808     2009
                                                                         12.83              7.22        21,184     2008
                                                                         12.88             12.83        25,156     2007
                                                                         10.92             12.88        26,754     2006
                                                                         10.52             10.92        26,910     2005
                                                                          9.62             10.52        26,278     2004
                                                                          7.52              9.62        23,582     2003
                                                                          9.23              7.52         9,913     2002
                                                                         10.00              9.23         2,553     2001
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $ 7.11            $ 8.66           557     2010
                                                                          5.65              7.11           554     2009
                                                                         10.90              5.65           667     2008
                                                                          8.75             10.90         7,921     2007
                                                                          8.35              8.75         8,414     2006
                                                                          8.05              8.35        10,198     2005
                                                                          7.93              8.05        11,174     2004
                                                                          6.09              7.93        11,920     2003
                                                                          8.88              6.09        11,771     2002
                                                                         10.00              8.88           468     2001
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $ 8.99            $10.13         7,276     2010
                                                                          7.20              8.99         7,439     2009
                                                                         12.59              7.20         8,612     2008
                                                                         11.45             12.59         7,993     2007
                                                                         10.31             11.45        10,346     2006
                                                                          9.76             10.31        14,267     2005
                                                                          9.41              9.76        14,660     2004
                                                                          7.75              9.41        13,489     2003
                                                                          9.47              7.75         8,157     2002
                                                                         10.00              9.47           181     2001
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $10.89            $11.52            --     2010
                                                                          9.59             10.89            --     2009
                                                                         10.10              9.59            --     2008
                                                                         10.00             10.10            --     2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $17.87            $22.60         4,714     2010
                                                                         13.00             17.87         4,968     2009
                                                                         21.89             13.00         8,259     2008
                                                                         19.30             21.89         9,930     2007
                                                                         17.46             19.30        10,501     2006
                                                                         15.04             17.46        12,165     2005
                                                                         12.27             15.04        13,468     2004
                                                                          9.02             12.27        26,963     2003
                                                                         10.20              9.02        13,735     2002
                                                                         10.00             10.20         1,892     2001
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 9.94            $12.35            --     2010
                                                                                    6.43              9.94            --     2009
                                                                                   13.42              6.43            --     2008
                                                                                   12.94             13.42         2,265     2007
                                                                                   11.34             12.94         2,265     2006
                                                                                   11.26             11.34            --     2005
                                                                                   10.00             11.26            --     2004
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $11.38            $12.61         2,384     2010
                                                                                    8.53             11.38         2,563     2009
                                                                                   12.33              8.53         2,258     2008
                                                                                   12.09             12.33           811     2007
                                                                                   10.39             12.09         1,745     2006
                                                                                   10.00             10.39            --     2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.01            $ 8.68            --     2010
                                                                                    6.25              8.01            --     2009
                                                                                    9.91              6.25            --     2008
                                                                                   10.00              9.91            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $13.18            $14.42            --     2010
                                                                                   10.63             13.18            60     2009
                                                                                   17.19             10.63            --     2008
                                                                                   16.90             17.19            --     2007
                                                                                   14.51             16.90            --     2006
                                                                                   13.34             14.51            --     2005
                                                                                   12.05             13.34            --     2004
                                                                                    9.79             12.05            --     2003
                                                                                   10.00              9.79            --     2002
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 8.13            $ 8.58            --     2010
                                                                                    6.30              8.13            --     2009
                                                                                   11.11              6.30            --     2008
                                                                                   11.04             11.11            --     2007
                                                                                   10.00             11.04            --     2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $10.20            $11.19           184     2010
                                                                                    8.27             10.20        14,516     2009
                                                                                   12.54              8.27        14,533     2008
                                                                                   11.58             12.54        16,997     2007
                                                                                    9.99             11.58        20,165     2006
                                                                                    9.76              9.99        16,770     2005
                                                                                    9.06              9.76         6,342     2004
                                                                                    7.42              9.06         7,472     2003
                                                                                    9.16              7.42         8,213     2002
                                                                                   10.00              9.16            --     2001
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $11.59            $12.26         2,761     2010
                                                                                   10.92             11.59         2,736     2009
                                                                                   11.70             10.92         2,567     2008
                                                                                   11.35             11.70         3,110     2007
                                                                                   11.06             11.35         2,929     2006
                                                                                   11.02             11.06         2,818     2005
                                                                                   10.83             11.02         3,343     2004
                                                                                   10.63             10.83         2,647     2003
                                                                                   10.00             10.63            --     2002
---------------------------------------------------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                 $13.31            $16.52            953    2010
                                                          9.57             13.31         12,926    2009
                                                         15.65              9.57         13,861    2008
                                                         14.13             15.65         17,818    2007
                                                         13.25             14.13         18,261    2006
                                                         12.06             13.25         20,514    2005
                                                         10.57             12.06         11,511    2004
                                                          8.08             10.57         11,914    2003
                                                          9.53              8.08         17,111    2002
                                                         10.00              9.53            350    2001
-------------------------------------------------------------------------------------------------------
  Money Market Fund                                     $ 1.05            $ 1.04         15,571    2010
                                                          1.07              1.05          4,247    2009
                                                          1.06              1.07         24,274    2008
                                                          1.03              1.06         29,200    2007
                                                          1.00              1.03         34,658    2006
                                                          0.99              1.00         33,949    2005
                                                          1.00              0.99         49,033    2004
                                                          1.01              1.00        124,094    2003
                                                          1.01              1.01        180,193    2002
                                                          1.00              1.01         24,947    2001
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $ 9.08            $ 9.96          2,389    2010
                                                          6.65              9.08          2,427    2009
                                                         10.68              6.65          2,428    2008
                                                         10.31             10.68          2,499    2007
                                                          9.61             10.31          2,594    2006
                                                          9.65              9.61          2,674    2005
                                                          9.16              9.65          2,675    2004
                                                          7.23              9.16          2,767    2003
                                                          9.30              7.23          1,795    2002
                                                         10.00              9.30             29    2001
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $16.43            $20.84            481    2010
                                                         12.30             16.43            581    2009
                                                         19.56             12.30          1,356    2008
                                                         23.36             19.56          1,449    2007
                                                         17.86             23.36          1,420    2006
                                                         16.24             17.86          1,389    2005
                                                         12.48             16.24          1,406    2004
                                                         10.00             12.48          1,902    2003
-------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $ 8.84            $ 9.98         13,036    2010
                                                          7.12              8.84         28,666    2009
                                                         11.56              7.12         33,268    2008
                                                         11.18             11.56         38,665    2007
                                                          9.85             11.18         41,803    2006
                                                          9.58              9.85         47,120    2005
                                                          8.82              9.58         43,953    2004
                                                          6.99              8.82         48,344    2003
                                                          9.16              6.99         34,649    2002
                                                         10.00              9.16          2,918    2001
-------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares               $12.00            $15.04          2,807    2010
                                                          9.32             12.00         13,693    2009
                                                         15.18              9.32         16,981    2008
                                                         15.08             15.18         19,550    2007
                                                         13.54             15.08         20,364    2006
                                                         12.56             13.54         21,399    2005
                                                         11.09             12.56         13,726    2004
                                                          9.09             11.09         14,779    2003
                                                         10.73              9.09          8,760    2002
                                                         10.00             10.73          1,556    2001
-------------------------------------------------------------------------------------------------------

                                                                                                                  NUMBER OF
                                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                              $12.58            $13.57        11,224
                                                                                    10.59             12.58        11,573
                                                                                    15.22             10.59        11,857
                                                                                    13.86             15.22        17,188
                                                                                    12.39             13.86        14,668
                                                                                    12.15             12.39        15,026
                                                                                    11.42             12.15         9,115
                                                                                    10.00             11.42         8,699
------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                              $ 9.58            $10.31            --
                                                                                     8.08              9.58            --
                                                                                    11.64              8.08            --
                                                                                    10.61             11.64            --
                                                                                    10.00             10.61            --
------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                               $ 9.41            $10.21            --
                                                                                     7.27              9.41        13,310
                                                                                    11.56              7.27        13,390
                                                                                    10.89             11.56        14,855
                                                                                     9.53             10.89        14,866
                                                                                     9.46              9.53        14,866
                                                                                     8.89              9.46         4,238
                                                                                     7.33              8.89         4,239
                                                                                     9.23              7.33         5,075
                                                                                    10.00              9.23            28
------------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                                   $ 9.50            $11.69            --
                                                                                     6.43              9.50            --
                                                                                    10.00              6.43            --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                                 $ 9.02            $ 9.88            --
                                                                                     7.02              9.02            --
                                                                                    10.00              7.02            --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                      $ 8.67            $ 9.31            --
                                                                                     7.59              8.67            93
                                                                                    10.00              7.59            --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares                     $10.00            $10.91           432
------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares           $11.30            $11.68            --
                                                                                    10.58             11.30            66
                                                                                    10.00             10.58            --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares         $ 9.80            $11.94            --
                                                                                     7.46              9.80            99
                                                                                    10.00              7.46            --
------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                                 $10.37            $11.98            --
                                                                                     7.24             10.37           127
                                                                                    10.00              7.24            --
------------------------------------------------------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares                    $ 8.54            $10.41            --
                                                                                     6.57              8.54            38
                                                                                    10.00              6.57            --
------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                                 $10.69            $13.15            --
                                                                                     8.16             10.69            --
                                                                                    13.19              8.16            --
                                                                                    12.99             13.19            --
                                                                                    11.37             12.99            --
                                                                                    10.00             11.37            --
------------------------------------------------------------------------------------------------------------------------------



SUBACCOUNTS                                                                  YEAR
---------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                        2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
---------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                        2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                         2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
                                                                             2001
---------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                           2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares               2010
---------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares     2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares   2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                           2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares              2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                           2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
                                                                             2005
---------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
-------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                  $13.49            $14.35         4,076     2010
                                                         10.93             13.49         4,486     2009
                                                         13.23             10.93         8,299     2008
                                                         12.20             13.23        16,510     2007
                                                         11.24             12.20        20,331     2006
                                                         10.61             11.24        22,934     2005
                                                          9.96             10.61        26,410     2004
                                                          8.91              9.96        36,133     2003
                                                          9.70              8.91        40,545     2002
                                                         10.00              9.70         3,018     2001
-------------------------------------------------------------------------------------------------------
  Enterprise Portfolio -- Service Shares                $10.06            $12.42            --     2010
                                                          7.08             10.06            --     2009
                                                         12.83              7.08         1,125     2008
                                                         10.72             12.83         1,125     2007
                                                          9.62             10.72         1,125     2006
                                                          8.73              9.62         1,203     2005
                                                          7.37              8.73        11,725     2004
                                                          5.56              7.37         2,700     2003
                                                          7.86              5.56         1,552     2002
                                                         10.00              7.86            --     2001
-------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                     $12.20            $12.78           384     2010
                                                          8.50             12.20         2,217     2009
                                                         15.51              8.50         2,026     2008
                                                         11.55             15.51         2,050     2007
                                                         10.76             11.55         2,064     2006
                                                          9.72             10.76         2,123     2005
                                                          8.38              9.72         2,590     2004
                                                          7.08              8.38         1,277     2003
                                                          8.57              7.08         1,214     2002
                                                         10.00              8.57         1,718     2001
-------------------------------------------------------------------------------------------------------
  Global Technology Portfolio -- Service Shares         $ 7.77            $ 9.50            --     2010
                                                          5.03              7.77            --     2009
                                                          9.14              5.03            --     2008
                                                          7.63              9.14            --     2007
                                                          7.20              7.63            --     2006
                                                          6.56              7.20            --     2005
                                                          6.63              6.56            --     2004
                                                          4.60              6.63           332     2003
                                                          7.93              4.60           332     2002
                                                         10.00              7.93           333     2001
-------------------------------------------------------------------------------------------------------
  Janus Portfolio -- Service Shares                     $ 7.73            $ 8.69           386     2010
                                                          5.78              7.73           386     2009
                                                          9.77              5.78           386     2008
                                                          8.66              9.77         1,325     2007
                                                          7.92              8.66         6,046     2006
                                                          7.74              7.92         6,286     2005
                                                          7.55              7.74         6,555     2004
                                                          5.84              7.55         6,856     2003
                                                          8.10              5.84         4,966     2002
                                                         10.00              8.10            --     2001
-------------------------------------------------------------------------------------------------------

                                                                                                                     NUMBER OF
                                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                                                $18.79            $23.10            --
                                                                                       10.67             18.79            --
                                                                                       22.70             10.67         1,228
                                                                                       18.03             22.70         1,242
                                                                                       12.50             18.03         1,255
                                                                                        9.64             12.50         2,650
                                                                                        8.25              9.64         3,017
                                                                                        6.24              8.25         2,518
                                                                                        8.54              6.24           891
                                                                                       10.00              8.54           833
---------------------------------------------------------------------------------------------------------------------------------
  Worldwide Portfolio -- Service Shares                                               $ 7.40            $ 8.41           153
                                                                                        5.48              7.40         2,301
                                                                                       10.09              5.48         3,367
                                                                                        9.38             10.09         3,882
                                                                                        8.09              9.38         4,134
                                                                                        7.79              8.09         7,775
                                                                                        7.58              7.79         8,454
                                                                                        6.23              7.58         9,264
                                                                                        8.53              6.23        10,365
                                                                                       10.00              8.53           466
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II             $12.01            $14.73            --
                                                                                        9.10             12.01            --
                                                                                       15.58              9.10            --
                                                                                       15.78             15.58            --
                                                                                       14.49             15.78            --
                                                                                       13.43             14.49            --
                                                                                       12.56             13.43            --
                                                                                       10.00             12.56            --
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II         $ 7.71            $ 8.50            --
                                                                                        6.39              7.71            --
                                                                                        9.99              6.39            --
                                                                                       10.00              9.99            --
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --              $ 7.53            $ 8.64            --
   Class I                                                                              5.92              7.53            --
                                                                                        9.49              5.92            --
                                                                                       10.00              9.49            --
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                        $ 7.98            $ 8.80         1,529
                                                                                        5.83              7.98         1,529
                                                                                        9.41              5.83         2,224
                                                                                        8.62              9.41         6,001
                                                                                        8.17              8.62         5,923
                                                                                        7.97              8.17         6,448
                                                                                        7.44              7.97         6,521
                                                                                        6.17              7.44         6,451
                                                                                        8.67              6.17        15,434
                                                                                       10.00              8.67           504
---------------------------------------------------------------------------------------------------------------------------------



SUBACCOUNTS                                                                     YEAR
------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                                          2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
                                                                                2003
                                                                                2002
                                                                                2001
------------------------------------------------------------------------------------
  Worldwide Portfolio -- Service Shares                                         2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
                                                                                2003
                                                                                2002
                                                                                2001
------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II       2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
                                                                                2003
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II   2010
                                                                                2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --        2010
   Class I                                                                      2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
                                                                                2003
                                                                                2002
                                                                                2001
------------------------------------------------------------------------------------

                                                                                                    NUMBER OF
                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares              $ 9.41            $10.27         1,541     2010
                                                                       7.56              9.41         5,065     2009
                                                                      11.52              7.56         5,142     2008
                                                                      10.65             11.52         5,083     2007
                                                                       9.61             10.65         5,254     2006
                                                                       9.13              9.61         5,385     2005
                                                                       8.35              9.13         5,849     2004
                                                                       6.97              8.35         6,028     2003
                                                                       8.99              6.97         5,972     2002
                                                                      10.00              8.99           426     2001
--------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                $ 9.80            $13.10            87     2010
                                                                       6.12              9.80            87     2009
                                                                      10.28              6.12         3,402     2008
                                                                      10.22             10.28         4,208     2007
                                                                       9.21             10.22         4,402     2006
                                                                       8.91              9.21         4,693     2005
                                                                       8.53              8.91         4,837     2004
                                                                       6.50              8.53         4,938     2003
                                                                       9.69              6.50         2,072     2002
                                                                      10.00              9.69           319     2001
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                 $12.50            $13.48            --     2010
                                                                      10.80             12.50            --     2009
                                                                      14.14             10.80            --     2008
                                                                      13.83             14.14            --     2007
                                                                      12.60             13.83            --     2006
                                                                      12.48             12.60            --     2005
                                                                      11.43             12.48            --     2004
                                                                      10.02             11.43            --     2003
                                                                      10.00             10.02            --     2002
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                    $15.10            $16.86           516     2010
                                                                      11.56             15.10           643     2009
                                                                      18.90             11.56         1,564     2008
                                                                      15.06             18.90         7,742     2007
                                                                      11.69             15.06        12,726     2006
                                                                      10.20             11.69         7,153     2005
                                                                       7.99             10.20         8,475     2004
                                                                       5.99              7.99         7,728     2003
                                                                       7.90              5.99         8,996     2002
                                                                      10.00              7.90            62     2001
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                     $ 8.20            $ 9.09            --     2010
                                                                       6.86              8.20            --     2009
                                                                      12.37              6.86            --     2008
                                                                      12.16             12.37            --     2007
                                                                      11.15             12.16            --     2006
                                                                      10.93             11.15            --     2005
                                                                      10.00             10.93            --     2004
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares         $12.37            $13.28           122     2010
                                                                       8.73             12.37           153     2009
                                                                      16.33              8.73           185     2008
                                                                      14.58             16.33           213     2007
                                                                      13.77             14.58           238     2006
                                                                      13.35             13.77           267     2005
                                                                      12.73             13.35           109     2004
                                                                       9.91             12.73            --     2003
                                                                      10.00              9.91            --     2002
--------------------------------------------------------------------------------------------------------------------

                                                                                                                    NUMBER OF
                                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                            $12.80            $14.57         1,620
                                                                                       9.34             12.80         1,736
                                                                                      15.92              9.34         4,806
                                                                                      15.26             15.92         7,003
                                                                                      13.22             15.26         7,457
                                                                                      11.78             13.22         8,070
                                                                                      10.08             11.78        14,961
                                                                                       7.17             10.08         8,203
                                                                                       9.39              7.17         3,629
                                                                                      10.00              9.39           924
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                                  $ 8.94            $10.18         8,072
                                                                                       7.10              8.94        11,807
                                                                                      11.76              7.10        15,543
                                                                                      11.48             11.76        17,641
                                                                                      10.17             11.48        20,593
                                                                                       9.78             10.17        22,841
                                                                                       9.11              9.78        20,742
                                                                                       7.33              9.11        30,999
                                                                                       9.20              7.33        23,922
                                                                                      10.00              9.20         2,686
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                        $15.18            $18.37           689
                                                                                      11.27             15.18           856
                                                                                      18.49             11.27         1,504
                                                                                      19.07             18.49         3,734
                                                                                      16.91             19.07         4,327
                                                                                      15.67             16.91         4,358
                                                                                      13.37             15.67         4,729
                                                                                       9.42             13.37         4,424
                                                                                      10.00              9.42            --
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                      $10.61            $13.27            --
                                                                                       8.16             10.61            --
                                                                                      16.33              8.16            --
                                                                                      15.66             16.33           106
                                                                                      15.51             15.66           112
                                                                                      14.08             15.51           112
                                                                                      11.99             14.08           126
                                                                                      10.00             11.99           126
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                        $11.24            $12.49            --
                                                                                       9.41             11.24            --
                                                                                      11.38              9.41            --
                                                                                      10.70             11.38            --
                                                                                      10.40             10.70            --
                                                                                      10.00             10.40            --
--------------------------------------------------------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares         $13.28            $14.17           816
                                                                                      11.68             13.28           831
                                                                                      12.16             11.68         1,417
                                                                                      11.94             12.16         1,466
                                                                                      11.88             11.94         1,504
                                                                                      11.49             11.88         1,537
                                                                                      11.06             11.49         1,583
                                                                                      11.00             11.06         1,590
                                                                                      10.34             11.00         1,640
                                                                                      10.00             10.34         1,392
--------------------------------------------------------------------------------------------------------------------------------



SUBACCOUNTS                                                                    YEAR
-----------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                      2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
                                                                               2001
-----------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                            2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
                                                                               2001
-----------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                  2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
-----------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
-----------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                  2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
-----------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares   2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
                                                                               2001
-----------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $14.72            $16.57         4,228     2010
                                                                              10.67             14.72         6,362     2009
                                                                              14.18             10.67        10,785     2008
                                                                              13.93             14.18        15,878     2007
                                                                              12.99             13.93        17,739     2006
                                                                              12.68             12.99        18,941     2005
                                                                              11.77             12.68        20,181     2004
                                                                               9.74             11.77        23,922     2003
                                                                              10.03              9.74        13,812     2002
                                                                              10.00             10.03           945     2001
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $15.99            $17.55         3,588     2010
                                                                              17.01             15.99         3,762     2009
                                                                              14.74             17.01         5,455     2008
                                                                              13.66             14.74         8,388     2007
                                                                              13.73             13.66        18,565     2006
                                                                              13.33             13.73        19,045     2005
                                                                              12.60             13.33        18,407     2004
                                                                              12.33             12.60        22,908     2003
                                                                              10.66             12.33        26,959     2002
                                                                              10.00             10.66        10,046     2001
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.76            $12.18           895     2010
                                                                              10.55             11.76         1,141     2009
                                                                              10.77             10.55            --     2008
                                                                              10.20             10.77            --     2007
                                                                               9.98             10.20            --     2006
                                                                              10.00              9.98            --     2005
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $15.34            $16.31        15,439     2010
                                                                              13.68             15.34        17,982     2009
                                                                              13.27             13.68        25,620     2008
                                                                              12.41             13.27        41,669     2007
                                                                              12.15             12.41        53,436     2006
                                                                              12.06             12.15        55,425     2005
                                                                              11.69             12.06        64,580     2004
                                                                              11.32             11.69        85,510     2003
                                                                              10.55             11.32        61,981     2002
                                                                              10.00             10.55         8,305     2001
----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                                      $ 8.12            $ 9.47         3,187     2010
                                                                               5.43              8.12         3,187     2009
                                                                               9.51              5.43         3,191     2008
                                                                               8.21              9.51         3,344     2007
                                                                               7.89              8.21         3,347     2006
                                                                               7.94              7.89         3,335     2005
                                                                               7.38              7.94         8,330     2004
                                                                               5.16              7.38         4,636     2003
                                                                               8.58              5.16         5,514     2002
                                                                              10.00              8.58            --     2001
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $13.71            $15.03            --     2010
                                                                               9.80             13.71            --     2009
                                                                              15.96              9.80            --     2008
                                                                              14.55             15.96            --     2007
                                                                              14.59             14.55            --     2006
                                                                              13.01             14.59            --     2005
                                                                              12.11             13.01            --     2004
                                                                              10.00             12.11            --     2003
----------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $18.61            $19.65          --       2010
                                                                 12.02             18.61          --       2009
                                                                 20.17             12.02          --       2008
                                                                 18.63             20.17          --       2007
                                                                 16.67             18.63          --       2006
                                                                 13.98             16.67          --       2005
                                                                 12.32             13.98          --       2004
                                                                 10.00             12.32          --       2003
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $20.61            $25.84          --       2010
                                                                 11.88             20.61           8       2009
                                                                 25.81             11.88          --       2008
                                                                 17.77             25.81          --       2007
                                                                 14.84             17.77          --       2006
                                                                 10.00             14.84          --       2005
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $10.00            $12.60          --       2010
---------------------------------------------------------------------------------------------------------------

   EACH ANNUITANT AGE 70 OR YOUNGER WITH THE ENHANCED PAYMENT BENEFIT OPTION

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                          $11.13            $11.71        22,658     2010
                                                                               7.65             11.13        26,994     2009
                                                                              16.17              7.65        27,690     2008
                                                                              16.22             16.17        28,659     2007
                                                                              14.59             16.22        29,130     2006
                                                                              14.06             14.59        30,030     2005
                                                                              12.89             14.06        27,486     2004
                                                                              10.00             12.89        18,764     2003
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                  $ 8.23            $ 9.36        15,115     2010
                                                                               6.91              8.23        18,047     2009
                                                                              12.21              6.91        18,821     2008
                                                                              11.08             12.21        25,256     2007
                                                                              10.59             11.08        27,211     2006
                                                                               9.89             10.59        14,313     2005
                                                                               9.43              9.89        14,482     2004
                                                                               7.40              9.43        12,733     2003
                                                                              10.00              7.40         5,696     2002
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                           $ 9.97            $10.75        11,060     2010
                                                                               7.90              9.97        14,933     2009
                                                                              11.49              7.90        16,958     2008
                                                                              10.80             11.49        19,431     2007
                                                                              10.00             10.80        21,295     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                 $13.55            $15.01        11,518     2010
                                                                              10.20             13.55         7,692     2009
                                                                              17.44             10.20        14,841     2008
                                                                              15.49             17.44        15,128     2007
                                                                              12.31             15.49         6,977     2006
                                                                              10.63             12.31        13,549     2005
                                                                              10.00             10.63            --     2004
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares            $ 8.98            $10.57         6,546     2010
                                                                               5.51              8.98         6,840     2009
                                                                              11.01              5.51         9,688     2008
                                                                               9.59             11.01        10,695     2007
                                                                               9.50              9.59         8,822     2006
                                                                               8.97              9.50         9,025     2005
                                                                               8.54              8.97         8,696     2004
                                                                               7.18              8.54         6,481     2003
                                                                              10.00              7.18            --     2002
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $10.73            $12.21        34,853     2010
                                                                               8.49             10.73        39,094     2009
                                                                              13.44              8.49        57,370     2008
                                                                              13.99             13.44        56,636     2007
                                                                              12.25             13.99        60,588     2006
                                                                              11.95             12.25        54,433     2005
                                                                              10.35             11.95        36,239     2004
                                                                               8.04             10.35        24,165     2003
                                                                              10.00              8.04            --     2002
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 8.94            $ 9.85            --     2010
                                                                               7.42              8.94            --     2009
                                                                               9.75              7.42            --     2008
                                                                              10.00              9.75            --     2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 8.57            $ 9.30         17,174    2010
                                                                            7.00              8.57         17,177    2009
                                                                           10.19              7.00         19,429    2008
                                                                           10.00             10.19          8,574    2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $13.62            $15.89          3,908    2010
                                                                            9.03             13.62          3,677    2009
                                                                           17.47              9.03          3,758    2008
                                                                           14.81             17.47          6,860    2007
                                                                           13.89             14.81          7,188    2006
                                                                           13.62             13.89          6,635    2005
                                                                           13.17             13.62          6,304    2004
                                                                           10.00             13.17          8,138    2003
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 9.09            $10.09         99,058    2010
                                                                            7.68              9.09        113,806    2009
                                                                           13.16              7.68        128,719    2008
                                                                           12.75             13.16        152,701    2007
                                                                           11.08             12.75        160,903    2006
                                                                           10.76             11.08        167,523    2005
                                                                            9.84             10.76        176,001    2004
                                                                            7.56              9.84        168,277    2003
                                                                           10.00              7.56         70,613    2002
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $10.14            $10.41         30,847    2010
                                                                            7.67             10.14         33,201    2009
                                                                           16.69              7.67         46,033    2008
                                                                           16.07             16.69         45,271    2007
                                                                           12.08             16.07         38,478    2006
                                                                           10.54             12.08         12,329    2005
                                                                           10.00             10.54            563    2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 9.11            $ 9.84         33,801    2010
                                                                            6.75              9.11         35,893    2009
                                                                           11.40              6.75         35,382    2008
                                                                           10.20             11.40         49,944    2007
                                                                           10.43             10.20         62,369    2006
                                                                            9.23             10.43         57,423    2005
                                                                            8.66              9.23         60,475    2004
                                                                            7.13              8.66         57,307    2003
                                                                           10.00              7.13         10,094    2002
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $10.42            $14.01          4,126    2010
                                                                            7.50             10.42          3,687    2009
                                                                           14.01              7.50          3,684    2008
                                                                           12.53             14.01          4,064    2007
                                                                           11.52             12.53          4,082    2006
                                                                           11.16             11.52          6,126    2005
                                                                            9.92             11.16          6,232    2004
                                                                            6.78              9.92          8,991    2003
                                                                           10.00              6.78          7,345    2002
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $11.26            $11.64          7,040    2010
                                                                           10.38             11.26          7,799    2009
                                                                           10.72             10.38          2,584    2008
                                                                            9.95             10.72            382    2007
                                                                            9.95              9.95            382    2006
                                                                           10.00              9.95             --    2005
-------------------------------------------------------------------------------------------------------------------------


                                                                                     ACCUMULATION      ACCUMULATION
                                                                                    UNIT VALUES AT    UNIT VALUES AT
SUBACCOUNTS                                                                       BEGINNING OF PERIOD END OF PERIOD
---------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                   $10.49            $11.61
                                                                                          8.14             10.49
                                                                                         13.12              8.14
                                                                                         13.13             13.12
                                                                                         10.97             13.13
                                                                                         10.87             10.97
                                                                                         10.00             10.87
---------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                             $13.68            $14.77
                                                                                         11.50             13.68
                                                                                         14.55             11.50
                                                                                         12.66             14.55
                                                                                         11.05             12.66
                                                                                         10.00             11.05
---------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                              $ 9.56            $10.83
                                                                                          7.67              9.56
                                                                                         13.19              7.67
                                                                                         12.41             13.19
                                                                                         11.80             12.41
                                                                                         10.85             11.80
                                                                                         10.00             10.85
---------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                           $ 9.67            $12.21
                                                                                          7.68              9.67
                                                                                         13.05              7.68
                                                                                         13.41             13.05
                                                                                         12.14             13.41
                                                                                         11.21             12.14
                                                                                         10.00             11.21
---------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
---------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                              $13.02            $15.57
                                                                                         10.44             13.02
                                                                                         17.53             10.44
                                                                                         15.16             17.53
                                                                                         14.52             15.16
                                                                                         13.74             14.52
                                                                                         12.35             13.74
                                                                                         10.00             12.35
---------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B         $17.73            $19.85
                                                                                         13.06             17.73
                                                                                         25.77             13.06
                                                                                         21.89             25.77
                                                                                         18.05             21.89
                                                                                         15.35             18.05
                                                                                         13.38             15.35
                                                                                         10.00             13.38
---------------------------------------------------------------------------------------------------------------------
DREYFUS
---------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares                  $ 9.05            $10.22
                                                                                          6.87              9.05
                                                                                         10.65              6.87
                                                                                         10.05             10.65
                                                                                          9.35             10.05
                                                                                          9.17              9.35
                                                                                          8.77              9.17
                                                                                          7.08              8.77
                                                                                         10.00              7.08
---------------------------------------------------------------------------------------------------------------------

                                                                                    NUMBER OF
                                                                                  ACCUMULATION
                                                                                    UNITS AT
SUBACCOUNTS                                                                       END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
----------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                 6,570     2010
                                                                                      6,009     2009
                                                                                      5,988     2008
                                                                                      6,661     2007
                                                                                      5,221     2006
                                                                                        797     2005
                                                                                         --     2004
----------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                          54,800     2010
                                                                                     41,122     2009
                                                                                     41,360     2008
                                                                                     36,257     2007
                                                                                     46,385     2006
                                                                                         --     2005
----------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                           23,273     2010
                                                                                     21,737     2009
                                                                                     21,909     2008
                                                                                      9,206     2007
                                                                                      4,158     2006
                                                                                      3,154     2005
                                                                                      1,959     2004
----------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                         1,085     2010
                                                                                        654     2009
                                                                                        686     2008
                                                                                        154     2007
                                                                                         --     2006
                                                                                         --     2005
                                                                                         --     2004
----------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
----------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                           18,884     2010
                                                                                     18,808     2009
                                                                                     33,769     2008
                                                                                     28,429     2007
                                                                                     22,419     2006
                                                                                     20,252     2005
                                                                                     20,527     2004
                                                                                     16,239     2003
----------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B      16,178     2010
                                                                                     17,997     2009
                                                                                     21,939     2008
                                                                                     19,084     2007
                                                                                     17,421     2006
                                                                                     13,181     2005
                                                                                     13,131     2004
                                                                                      7,702     2003
----------------------------------------------------------------------------------------------------
DREYFUS
----------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares                1,175     2010
                                                                                      1,175     2009
                                                                                      1,175     2008
                                                                                      1,175     2007
                                                                                      1,175     2006
                                                                                      1,175     2005
                                                                                      1,175     2004
                                                                                      1,144     2003
                                                                                         --     2002
----------------------------------------------------------------------------------------------------

                                                                                              NUMBER OF
                                                            ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                           UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                              BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                 $11.04            $11.85         28,671    2010
                                                                 7.77             11.04         36,274    2009
                                                                10.84              7.77         30,736    2008
                                                                10.84             10.84         37,438    2007
                                                                10.44             10.84         31,995    2006
                                                                10.22             10.44         32,373    2005
                                                                10.10             10.22         54,592    2004
                                                                 9.97             10.10         21,266    2003
                                                                10.00              9.97             --    2002
--------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
--------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares         $15.44            $17.38         50,823    2010
                                                                10.29             15.44         53,485    2009
                                                                14.15             10.29         45,570    2008
                                                                13.94             14.15         47,365    2007
                                                                12.81             13.94         47,679    2006
                                                                12.73             12.81         48,897    2005
                                                                11.75             12.73         49,354    2004
                                                                 9.80             11.75         37,102    2003
                                                                10.00              9.80         12,645    2002
--------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                 $15.89            $18.41         33,656    2010
                                                                12.51             15.89         35,962    2009
                                                                21.88             12.51         38,027    2008
                                                                18.43             21.88         53,083    2007
                                                                16.35             18.43         50,032    2006
                                                                14.98             16.35         41,397    2005
                                                                13.30             14.98         36,668    2004
                                                                10.00             13.30         18,221    2003
--------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
--------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2           $11.20            $12.55          2,049    2010
                                                                 8.84             11.20          2,398    2009
                                                                12.63              8.84          2,620    2008
                                                                11.15             12.63          1,323    2007
                                                                10.57             11.15          2,407    2006
                                                                10.35             10.57             --    2005
                                                                10.00             10.35             --    2004
--------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                    $ 9.83            $11.39          2,229    2010
                                                                 7.22              9.83          7,427    2009
                                                                11.15              7.22          9,828    2008
                                                                10.42             11.15          1,851    2007
                                                                10.00             10.42             --    2006
--------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2               $13.71            $15.77        183,342    2010
                                                                10.28             13.71        199,455    2009
                                                                18.24             10.28        187,828    2008
                                                                15.80             18.24        256,473    2007
                                                                14.41             15.80        274,194    2006
                                                                12.55             14.41        241,223    2005
                                                                11.08             12.55        179,605    2004
                                                                 8.78             11.08        123,454    2003
                                                                10.00              8.78         60,545    2002
--------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $12.70            $14.74          1,068    2010
                                                                          9.50             12.70          1,285    2009
                                                                         16.47              9.50          1,288    2008
                                                                         15.68             16.47          1,284    2007
                                                                         14.00             15.68            831    2006
                                                                         11.79             14.00          2,040    2005
                                                                         11.83             11.79             97    2004
                                                                         10.00             11.83             --    2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $ 9.66            $10.93         76,915    2010
                                                                          7.56              9.66         84,669    2009
                                                                         13.44              7.56        105,348    2008
                                                                         13.48             13.44        124,534    2007
                                                                         11.43             13.48        119,204    2006
                                                                         11.00             11.43        108,687    2005
                                                                         10.05             11.00        115,221    2004
                                                                          7.85             10.05         96,336    2003
                                                                         10.00              7.85         33,442    2002
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $ 7.98            $ 9.73         39,840    2010
                                                                          6.34              7.98         50,929    2009
                                                                         12.22              6.34         58,308    2008
                                                                          9.81             12.22         57,144    2007
                                                                          9.35              9.81         65,876    2006
                                                                          9.01              9.35         67,946    2005
                                                                          8.88              9.01         70,153    2004
                                                                          6.81              8.88         59,287    2003
                                                                         10.00              6.81         20,589    2002
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $ 9.48            $10.69         39,070    2010
                                                                          7.59              9.48         44,607    2009
                                                                         13.27              7.59         51,336    2008
                                                                         12.06             13.27         96,783    2007
                                                                         10.86             12.06        110,580    2006
                                                                         10.27             10.86        114,273    2005
                                                                          9.89             10.27        109,003    2004
                                                                          8.15              9.89         33,536    2003
                                                                         10.00              8.15         19,182    2002
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $10.90            $11.54          1,669    2010
                                                                          9.60             10.90            482    2009
                                                                         10.10              9.60             --    2008
                                                                         10.00             10.10          1,057    2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $17.44            $22.07         68,471    2010
                                                                         12.68             17.44         77,865    2009
                                                                         21.34             12.68         85,471    2008
                                                                         18.81             21.34        111,524    2007
                                                                         17.00             18.81        123,632    2006
                                                                         14.64             17.00        122,464    2005
                                                                         11.94             14.64        105,154    2004
                                                                          8.77             11.94         94,042    2003
                                                                         10.00              8.77         48,097    2002
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $ 9.97            $12.39          1,151    2010
                                                                          6.44              9.97          2,739    2009
                                                                         13.44              6.44          3,092    2008
                                                                         12.96             13.44          3,351    2007
                                                                         11.35             12.96          2,949    2006
                                                                         11.26             11.35          1,410    2005
                                                                         10.00             11.26          1,000    2004
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $11.40            $12.64         91,223    2010
                                                                                    8.55             11.40         98,989    2009
                                                                                   12.35              8.55        113,702    2008
                                                                                   12.10             12.35        135,356    2007
                                                                                   10.40             12.10         83,659    2006
                                                                                   10.00             10.40          7,836    2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.02            $ 8.70         29,756    2010
                                                                                    6.26              8.02         28,260    2009
                                                                                    9.91              6.26         28,610    2008
                                                                                   10.00              9.91         10,065    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $13.23            $14.48         20,038    2010
                                                                                   10.67             13.23         19,749    2009
                                                                                   17.24             10.67         11,169    2008
                                                                                   16.93             17.24          6,917    2007
                                                                                   14.53             16.93          2,248    2006
                                                                                   13.36             14.53             --    2005
                                                                                   12.05             13.36             --    2004
                                                                                    9.79             12.05             --    2003
                                                                                   10.00              9.79             --    2002
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 8.14            $ 8.60          5,845    2010
                                                                                    6.31              8.14          5,719    2009
                                                                                   11.12              6.31          7,964    2008
                                                                                   11.04             11.12          5,803    2007
                                                                                   10.00             11.04          1,966    2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $10.87            $11.93         40,327    2010
                                                                                    8.81             10.87         47,691    2009
                                                                                   13.34              8.81         53,897    2008
                                                                                   12.32             13.34         56,619    2007
                                                                                   10.62             12.32         59,900    2006
                                                                                   10.37             10.62         60,385    2005
                                                                                    9.62             10.37         60,351    2004
                                                                                    7.88              9.62         55,993    2003
                                                                                   10.00              7.88         26,578    2002
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $11.63            $12.31         42,925    2010
                                                                                   10.96             11.63         46,769    2009
                                                                                   11.74             10.96         77,195    2008
                                                                                   11.38             11.74        100,590    2007
                                                                                   11.08             11.38        108,776    2006
                                                                                   11.03             11.08        101,625    2005
                                                                                   10.84             11.03        112,171    2004
                                                                                   10.64             10.84         77,321    2003
                                                                                   10.00             10.64          1,450    2002
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $13.25            $16.46         40,592    2010
                                                                                    9.52             13.25         46,305    2009
                                                                                   15.56              9.52         49,787    2008
                                                                                   14.05             15.56         62,132    2007
                                                                                   13.17             14.05         66,762    2006
                                                                                   11.98             13.17         66,176    2005
                                                                                   10.49             11.98         68,490    2004
                                                                                    8.02             10.49         60,360    2003
                                                                                   10.00              8.02         28,297    2002
---------------------------------------------------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------
  Money Market Fund                                     $ 1.05            $ 1.03       1,426,254   2010
                                                          1.06              1.05       2,228,614   2009
                                                          1.06              1.06       1,697,246   2008
                                                          1.02              1.06       1,178,814   2007
                                                          0.99              1.02         809,872   2006
                                                          0.98              0.99         545,320   2005
                                                          0.99              0.98         630,232   2004
                                                          1.00              0.99         689,550   2003
                                                          1.00              1.00         499,748   2002
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $ 9.58            $10.52          33,118   2010
                                                          7.02              9.58          40,112   2009
                                                         11.26              7.02          40,673   2008
                                                         10.86             11.26          48,811   2007
                                                         10.12             10.86          48,881   2006
                                                         10.15             10.12          51,333   2005
                                                          9.64             10.15          48,802   2004
                                                          7.60              9.64          36,776   2003
                                                         10.00              7.60          11,446   2002
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $16.49            $20.92          21,333   2010
                                                         12.34             16.49          20,280   2009
                                                         19.61             12.34          20,875   2008
                                                         23.41             19.61          24,696   2007
                                                         17.88             23.41          26,016   2006
                                                         16.25             17.88          26,696   2005
                                                         12.48             16.25          19,954   2004
                                                         10.00             12.48          12,963   2003
-------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $ 9.56            $10.80         241,054   2010
                                                          7.69              9.56         305,215   2009
                                                         12.49              7.69         315,609   2008
                                                         12.08             12.49         478,875   2007
                                                         10.63             12.08         511,697   2006
                                                         10.34             10.63         540,156   2005
                                                          9.51             10.34         583,825   2004
                                                          7.54              9.51         333,957   2003
                                                         10.00              7.54          46,643   2002
-------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares               $11.14            $13.97          57,704   2010
                                                          8.65             11.14          65,613   2009
                                                         14.09              8.65          68,274   2008
                                                         13.98             14.09          87,805   2007
                                                         12.54             13.98          89,563   2006
                                                         11.64             12.54          91,463   2005
                                                         10.27             11.64          89,462   2004
                                                          8.41             10.27          90,243   2003
                                                         10.00              8.41          51,242   2002
-------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                   $12.62            $13.62          88,272   2010
                                                         10.62             12.62          96,114   2009
                                                         15.26             10.62         206,368   2008
                                                         13.89             15.26         240,073   2007
                                                         12.41             13.89         187,484   2006
                                                         12.16             12.41         149,150   2005
                                                         11.42             12.16         127,387   2004
                                                         10.00             11.42          31,060   2003
-------------------------------------------------------------------------------------------------------

                                                                                                                  NUMBER OF
                                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                              $ 9.60            $10.33             --
                                                                                     8.09              9.60             --
                                                                                    11.65              8.09             --
                                                                                    10.61             11.65             --
                                                                                    10.00             10.61             --
------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                               $10.04            $10.89         21,298
                                                                                     7.75             10.04         22,608
                                                                                    12.32              7.75         22,764
                                                                                    11.59             12.32         25,258
                                                                                    10.14             11.59         26,411
                                                                                    10.05             10.14         27,055
                                                                                     9.45             10.05         22,579
                                                                                     7.79              9.45         19,232
                                                                                    10.00              7.79         12,342
------------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                                   $ 9.51            $11.70          2,584
                                                                                     6.43              9.51             --
                                                                                    10.00              6.43             --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                                 $ 9.03            $ 9.89          2,674
                                                                                     7.02              9.03          1,660
                                                                                    10.00              7.02            313
------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                      $ 8.68            $ 9.32          8,007
                                                                                     7.59              8.68          7,545
                                                                                    10.00              7.59          1,658
------------------------------------------------------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares                     $10.00            $10.92          7,262
------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares           $11.30            $11.69          3,814
                                                                                    10.58             11.30          2,422
                                                                                    10.00             10.58            937
------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares         $ 9.80            $11.95          1,407
                                                                                     7.46              9.80          2,735
                                                                                    10.00              7.46          1,564
------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                                 $10.37            $12.00          3,968
                                                                                     7.24             10.37          3,565
                                                                                    10.00              7.24          2,118
------------------------------------------------------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares                    $ 8.55            $10.42          9,265
                                                                                     6.57              8.55          5,616
                                                                                    10.00              6.57          1,550
------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                                 $10.72            $13.18          7,637
                                                                                     8.18             10.72          5,692
                                                                                    13.21              8.18          6,724
                                                                                    13.01             13.21          7,727
                                                                                    11.38             13.01          7,897
                                                                                    10.00             11.38         12,790
------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
----------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                             $13.82            $14.70         78,103
                                                                                    11.18             13.82         99,054
                                                                                    13.54             11.18        123,025
                                                                                    12.48             13.54        148,590
                                                                                    11.48             12.48        158,991
                                                                                    10.84             11.48        154,559
                                                                                    10.17             10.84        169,474
                                                                                     9.09             10.17        168,263
                                                                                    10.00              9.09         80,649
------------------------------------------------------------------------------------------------------------------------------



SUBACCOUNTS                                                                  YEAR
---------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                        2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                         2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
---------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                           2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares               2010
---------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares     2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares   2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                           2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares              2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                           2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
                                                                             2005
---------------------------------------------------------------------------------
JANUS ASPEN SERIES
----------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                       2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
---------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------
  Enterprise Portfolio -- Service Shares                $14.07            $17.38         4,204     2010
                                                          9.90             14.07         3,914     2009
                                                         17.92              9.90         4,410     2008
                                                         14.96             17.92         5,152     2007
                                                         13.42             14.96         6,425     2006
                                                         12.17             13.42         7,075     2005
                                                         10.27             12.17         7,352     2004
                                                          7.74             10.27         6,081     2003
                                                         10.00              7.74         5,575     2002
-------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                     $14.57            $15.27        18,828     2010
                                                         10.14             14.57        11,944     2009
                                                         18.51             10.14         6,242     2008
                                                         13.77             18.51         6,929     2007
                                                         12.82             13.77         6,175     2006
                                                         11.58             12.82         4,012     2005
                                                          9.97             11.58         4,432     2004
                                                          8.43              9.97         3,856     2003
                                                         10.00              8.43            --     2002
-------------------------------------------------------------------------------------------------------
  Global Technology Portfolio -- Service Shares         $10.09            $12.35           850     2010
                                                          6.54             10.09         1,159     2009
                                                         11.86              6.54         1,159     2008
                                                          9.90             11.86         3,816     2007
                                                          9.33              9.90         4,100     2006
                                                          8.50              9.33         4,143     2005
                                                          8.59              8.50         4,611     2004
                                                          5.96              8.59         4,319     2003
                                                         10.00              5.96         3,895     2002
-------------------------------------------------------------------------------------------------------
  Janus Portfolio -- Service Shares                     $ 9.40            $10.57         1,493     2010
                                                          7.02              9.40         4,427     2009
                                                         11.87              7.02         4,135     2008
                                                         10.51             11.87         9,059     2007
                                                          9.61             10.51         4,750     2006
                                                          9.39              9.61         6,190     2005
                                                          9.16              9.39         8,425     2004
                                                          7.08              9.16         9,758     2003
                                                         10.00              7.08         6,287     2002
-------------------------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                  $22.16            $27.26        13,012     2010
                                                         12.58             22.16        13,787     2009
                                                         26.75             12.58        14,525     2008
                                                         21.24             26.75        19,668     2007
                                                         14.72             21.24        21,783     2006
                                                         11.34             14.72        26,631     2005
                                                          9.71             11.34        30,702     2004
                                                          7.33              9.71        30,777     2003
                                                         10.00              7.33         5,959     2002
-------------------------------------------------------------------------------------------------------
  Worldwide Portfolio -- Service Shares                 $ 8.75            $ 9.95        14,577     2010
                                                          6.47              8.75        19,356     2009
                                                         11.92              6.47        19,169     2008
                                                         11.08             11.92        19,548     2007
                                                          9.54             11.08        23,034     2006
                                                          9.19              9.54        39,581     2005
                                                          8.93              9.19        34,824     2004
                                                          7.34              8.93        40,929     2003
                                                         10.00              7.34        33,138     2002
-------------------------------------------------------------------------------------------------------

                                                                                                                     NUMBER OF
                                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II             $12.05            $14.79            923
                                                                                        9.13             12.05          2,579
                                                                                       15.61              9.13          2,581
                                                                                       15.81             15.61          2,602
                                                                                       14.51             15.81          2,621
                                                                                       13.45             14.51          2,491
                                                                                       12.56             13.45          1,613
                                                                                       10.00             12.56          2,366
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II         $ 7.72            $ 8.51            606
                                                                                        6.39              7.72            606
                                                                                        9.99              6.39            606
                                                                                       10.00              9.99            606
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --              $ 7.54            $ 8.65         11,258
   Class I                                                                              5.92              7.54         12,973
                                                                                        9.49              5.92         13,558
                                                                                       10.00              9.49         14,297
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                        $ 9.40            $10.38         28,389
                                                                                        6.87              9.40         30,883
                                                                                       11.08              6.87         34,995
                                                                                       10.14             11.08         37,937
                                                                                        9.61             10.14         37,151
                                                                                        9.37              9.61         40,622
                                                                                        8.73              9.37         43,679
                                                                                        7.24              8.73         46,857
                                                                                       10.00              7.24         20,607
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                               $10.43            $11.38         30,092
                                                                                        8.38             10.43         40,847
                                                                                       12.76              8.38         64,109
                                                                                       11.78             12.76        107,103
                                                                                       10.62             11.78        115,684
                                                                                       10.09             10.62        134,668
                                                                                        9.23             10.09        134,991
                                                                                        7.70              9.23         86,896
                                                                                       10.00              7.70         35,096
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                                 $10.34            $13.83         24,895
                                                                                        6.45             10.34         27,272
                                                                                       10.84              6.45         33,826
                                                                                       10.77             10.84         36,850
                                                                                        9.69             10.77         42,301
                                                                                        9.38              9.69         43,847
                                                                                        8.97              9.38         45,403
                                                                                        6.83              8.97         45,712
                                                                                       10.00              6.83          7,505
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                                  $12.55            $13.54         19,382
                                                                                       10.83             12.55         17,259
                                                                                       14.17             10.83         12,277
                                                                                       13.86             14.17         12,713
                                                                                       12.62             13.86         15,138
                                                                                       12.50             12.62          7,331
                                                                                       11.44             12.50             --
                                                                                       10.02             11.44             --
                                                                                       10.00             10.02             --
---------------------------------------------------------------------------------------------------------------------------------



SUBACCOUNTS                                                                     YEAR
------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II       2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
                                                                                2003
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II   2010
                                                                                2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --        2010
   Class I                                                                      2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
                                                                                2003
                                                                                2002
------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
                                                                                2003
                                                                                2002
------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                           2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
                                                                                2003
                                                                                2002
------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
                                                                                2003
                                                                                2002
------------------------------------------------------------------------------------

                                                                                                     NUMBER OF
                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                     $20.21            $22.57         33,179    2010
                                                                       15.45             20.21         34,251    2009
                                                                       25.26             15.45         35,441    2008
                                                                       20.12             25.26         56,916    2007
                                                                       15.61             20.12         51,139    2006
                                                                       13.61             15.61         35,421    2005
                                                                       10.65             13.61         25,770    2004
                                                                        7.99             10.65          8,477    2003
                                                                       10.00              7.99          4,056    2002
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                      $ 8.23            $ 9.12         17,691    2010
                                                                        6.88              8.23         16,475    2009
                                                                       12.39              6.88         26,344    2008
                                                                       12.17             12.39         30,151    2007
                                                                       11.16             12.17         39,468    2006
                                                                       10.94             11.16         39,741    2005
                                                                       10.00             10.94          6,917    2004
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares          $12.42            $13.34         42,575    2010
                                                                        8.75             12.42         48,603    2009
                                                                       16.37              8.75         60,400    2008
                                                                       14.61             16.37         78,113    2007
                                                                       13.79             14.61         83,316    2006
                                                                       13.37             13.79         91,062    2005
                                                                       12.74             13.37         86,611    2004
                                                                        9.91             12.74         20,898    2003
                                                                       10.00              9.91             --    2002
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares             $13.42            $15.28         71,298    2010
                                                                        9.79             13.42         88,205    2009
                                                                       16.67              9.79        112,221    2008
                                                                       15.97             16.67        138,791    2007
                                                                       13.83             15.97        138,869    2006
                                                                       12.32             13.83        114,806    2005
                                                                       10.53             12.32        100,337    2004
                                                                        7.49             10.53         88,879    2003
                                                                       10.00              7.49         47,519    2002
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                   $ 9.58            $10.92         92,945    2010
                                                                        7.61              9.58        121,728    2009
                                                                       12.60              7.61        139,939    2008
                                                                       12.29             12.60        166,693    2007
                                                                       10.89             12.29        183,001    2006
                                                                       10.46             10.89        197,143    2005
                                                                        9.74             10.46        203,556    2004
                                                                        7.83              9.74        193,703    2003
                                                                       10.00              7.83        127,598    2002
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares         $15.23            $18.45         25,467    2010
                                                                       11.31             15.23         25,473    2009
                                                                       18.54             11.31         31,195    2008
                                                                       19.11             18.54         38,672    2007
                                                                       16.94             19.11         43,669    2006
                                                                       15.69             16.94         34,711    2005
                                                                       13.38             15.69         33,700    2004
                                                                        9.42             13.38         27,178    2003
                                                                       10.00              9.42             --    2002
---------------------------------------------------------------------------------------------------------------------

                                                                                                                    NUMBER OF
                                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                      $10.65            $13.32          6,666
                                                                                       8.18             10.65          6,540
                                                                                      16.37              8.18          6,815
                                                                                      15.69             16.37          6,690
                                                                                      15.53             15.69          6,164
                                                                                      14.09             15.53          5,675
                                                                                      11.99             14.09          5,439
                                                                                      10.00             11.99          4,842
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                        $11.27            $12.53          4,096
                                                                                       9.43             11.27          3,777
                                                                                      11.39              9.43          2,883
                                                                                      10.70             11.39          3,099
                                                                                      10.40             10.70          3,412
                                                                                      10.00             10.40          3,687
--------------------------------------------------------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares         $12.90            $13.77          3,684
                                                                                      11.34             12.90          3,725
                                                                                      11.81             11.34          3,902
                                                                                      11.58             11.81          5,328
                                                                                      11.52             11.58          6,349
                                                                                      11.13             11.52          7,788
                                                                                      10.72             11.13          7,254
                                                                                      10.65             10.72          3,382
                                                                                      10.00             10.65          3,186
--------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                                $14.73            $16.59         57,215
                                                                                      10.67             14.73         58,754
                                                                                      14.17             10.67         64,929
                                                                                      13.92             14.17         82,269
                                                                                      12.97             13.92         85,730
                                                                                      12.66             12.97         86,539
                                                                                      11.74             12.66         92,602
                                                                                       9.71             11.74         72,479
                                                                                      10.00              9.71         39,885
--------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares                 $15.23            $16.73         89,563
                                                                                      16.19             15.23        103,353
                                                                                      14.02             16.19        215,198
                                                                                      12.99             14.02        132,557
                                                                                      13.05             12.99        148,545
                                                                                      12.66             13.05        159,318
                                                                                      11.96             12.66        169,625
                                                                                      11.70             11.96        131,824
                                                                                      10.00             11.70        101,362
--------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                              $11.79            $12.21         12,795
                                                                                      10.57             11.79         11,644
                                                                                      10.79             10.57          5,831
                                                                                      10.21             10.79          7,826
                                                                                       9.98             10.21          4,917
                                                                                      10.00              9.98          1,976
--------------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                              $14.55            $15.48        262,699
                                                                                      12.96             14.55        386,564
                                                                                      12.57             12.96        370,283
                                                                                      11.75             12.57        401,421
                                                                                      11.50             11.75        410,883
                                                                                      11.41             11.50        411,758
                                                                                      11.05             11.41        407,788
                                                                                      10.69             11.05        379,023
                                                                                      10.00             10.69        242,786
--------------------------------------------------------------------------------------------------------------------------------



SUBACCOUNTS                                                                    YEAR
-----------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
-----------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                  2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
-----------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares   2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
-----------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                          2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
-----------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares           2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
-----------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                        2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
-----------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                        2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
-----------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $ 9.69            $11.29        15,168     2010
                                                                  6.48              9.69        17,651     2009
                                                                 11.33              6.48        20,729     2008
                                                                  9.77             11.33        21,838     2007
                                                                  9.39              9.77        25,969     2006
                                                                  9.44              9.39        26,976     2005
                                                                  8.77              9.44        26,234     2004
                                                                  6.13              8.77        26,895     2003
                                                                 10.00              6.13        13,798     2002
---------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $13.76            $15.09            16     2010
                                                                  9.83             13.76           677     2009
                                                                 16.00              9.83           702     2008
                                                                 14.57             16.00           630     2007
                                                                 14.61             14.57           646     2006
                                                                 13.02             14.61         2,490     2005
                                                                 12.12             13.02         5,292     2004
                                                                 10.00             12.12         5,228     2003
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $18.68            $19.73         2,669     2010
                                                                 12.06             18.68         3,000     2009
                                                                 20.22             12.06         5,032     2008
                                                                 18.66             20.22         5,785     2007
                                                                 16.69             18.66         4,862     2006
                                                                 13.99             16.69         1,683     2005
                                                                 12.32             13.99           625     2004
                                                                 10.00             12.32           600     2003
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $20.66            $25.92        32,328     2010
                                                                 11.90             20.66        33,827     2009
                                                                 25.84             11.90         8,587     2008
                                                                 17.78             25.84         5,661     2007
                                                                 14.85             17.78         4,372     2006
                                                                 10.00             14.85         2,289     2005
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $10.00            $12.60            --     2010
---------------------------------------------------------------------------------------------------------------

        EACH ANNUITANT OVER AGE 70 WITH ENHANCED PAYMENT BENEFIT OPTION

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                          $10.98            $11.53         1,194     2010
                                                                               7.57             10.98         1,371     2009
                                                                              16.02              7.57         1,818     2008
                                                                              16.10             16.02         2,386     2007
                                                                              14.51             16.10         2,719     2006
                                                                              14.02             14.51         3,805     2005
                                                                              12.88             14.02         7,503     2004
                                                                              10.00             12.88         6,298     2003
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                  $ 8.10            $ 9.19         2,923     2010
                                                                               6.82              8.10         2,804     2009
                                                                              12.07              6.82         3,487     2008
                                                                              10.97             12.07         4,370     2007
                                                                              10.51             10.97         5,954     2006
                                                                               9.83             10.51         2,675     2005
                                                                               9.39              9.83         2,844     2004
                                                                               7.38              9.39         2,930     2003
                                                                              10.00              7.38            --     2002
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                           $ 9.89            $10.64         3,310     2010
                                                                               7.85              9.89         3,249     2009
                                                                              11.45              7.85         3,318     2008
                                                                              10.78             11.45         4,472     2007
                                                                              10.00             10.78         4,163     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                 $13.41            $14.82         1,718     2010
                                                                              10.12             13.41         2,688     2009
                                                                              17.33             10.12         2,724     2008
                                                                              15.42             17.33         2,445     2007
                                                                              12.28             15.42           665     2006
                                                                              10.62             12.28         2,267     2005
                                                                              10.00             10.62            --     2004
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares            $ 8.85            $10.39           328     2010
                                                                               5.44              8.85           393     2009
                                                                              10.88              5.44         2,434     2008
                                                                               9.50             10.88         2,422     2007
                                                                               9.43              9.50         2,289     2006
                                                                               8.92              9.43         2,039     2005
                                                                               8.51              8.92         1,970     2004
                                                                               7.17              8.51           842     2003
                                                                              10.00              7.17            --     2002
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $10.56            $12.00         8,917     2010
                                                                               8.38             10.56        12,244     2009
                                                                              13.29              8.38        12,668     2008
                                                                              13.85             13.29        13,247     2007
                                                                              12.16             13.85        18,226     2006
                                                                              11.89             12.16        25,978     2005
                                                                              10.31             11.89        14,166     2004
                                                                               8.03             10.31         7,135     2003
                                                                              10.00              8.03         2,540     2002
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 8.89            $ 9.78            --     2010
                                                                               7.39              8.89            --     2009
                                                                               9.73              7.39            --     2008
                                                                              10.00              9.73            --     2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 8.53            $ 9.24            --     2010
                                                                            6.98              8.53            --     2009
                                                                           10.18              6.98            --     2008
                                                                           10.00             10.18            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $13.43            $15.64           805     2010
                                                                            8.93             13.43         1,022     2009
                                                                           17.31              8.93           250     2008
                                                                           14.70             17.31           250     2007
                                                                           13.81             14.70           250     2006
                                                                           13.57             13.81           524     2005
                                                                           13.15             13.57         3,077     2004
                                                                           10.00             13.15         3,004     2003
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 8.95            $ 9.91        36,816     2010
                                                                            7.57              8.95        43,325     2009
                                                                           13.00              7.57        56,143     2008
                                                                           12.63             13.00        68,477     2007
                                                                           10.99             12.63        79,666     2006
                                                                           10.70             10.99        85,629     2005
                                                                            9.80             10.70        86,762     2004
                                                                            7.55              9.80        75,157     2003
                                                                           10.00              7.55        29,439     2002
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $10.04            $10.28        10,353     2010
                                                                            7.61             10.04         6,226     2009
                                                                           16.58              7.61         7,568     2008
                                                                           16.00             16.58        10,866     2007
                                                                           12.06             16.00         5,985     2006
                                                                           10.54             12.06         5,913     2005
                                                                           10.00             10.54            --     2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 8.96            $ 9.67         1,410     2010
                                                                            6.66              8.96         3,443     2009
                                                                           11.26              6.66         8,818     2008
                                                                           10.10             11.26        11,650     2007
                                                                           10.35             10.10        17,631     2006
                                                                            9.18             10.35        17,191     2005
                                                                            8.62              9.18        19,610     2004
                                                                            7.12              8.62        16,456     2003
                                                                           10.00              7.12         3,300     2002
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $10.26            $13.76           488     2010
                                                                            7.39             10.26           984     2009
                                                                           13.85              7.39           984     2008
                                                                           12.40             13.85           984     2007
                                                                           11.43             12.40           984     2006
                                                                           11.10             11.43            --     2005
                                                                            9.88             11.10            --     2004
                                                                            6.77              9.88            --     2003
                                                                           10.00              6.77            --     2002
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $11.15            $11.51         4,668     2010
                                                                           10.30             11.15         1,492     2009
                                                                           10.66             10.30         1,328     2008
                                                                            9.91             10.66            --     2007
                                                                            9.94              9.91            --     2006
                                                                           10.00              9.94            --     2005
-------------------------------------------------------------------------------------------------------------------------


                                                                                     ACCUMULATION      ACCUMULATION
                                                                                    UNIT VALUES AT    UNIT VALUES AT
SUBACCOUNTS                                                                       BEGINNING OF PERIOD END OF PERIOD
---------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                   $10.37            $11.45
                                                                                          8.07             10.37
                                                                                         13.02              8.07
                                                                                         13.06             13.02
                                                                                         10.94             13.06
                                                                                         10.85             10.94
                                                                                         10.00             10.85
---------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                             $13.55            $14.61
                                                                                         11.41             13.55
                                                                                         14.47             11.41
                                                                                         12.62             14.47
                                                                                         11.04             12.62
                                                                                         10.00             11.04
---------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                              $ 9.45            $10.68
                                                                                          7.60              9.45
                                                                                         13.10              7.60
                                                                                         12.34             13.10
                                                                                         11.76             12.34
                                                                                         10.84             11.76
                                                                                         10.00             10.84
---------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                           $ 9.56            $12.05
                                                                                          7.60              9.56
                                                                                         12.95              7.60
                                                                                         13.34             12.95
                                                                                         12.10             13.34
                                                                                         11.19             12.10
                                                                                         10.00             11.19
---------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
---------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                              $12.84            $15.33
                                                                                         10.32             12.84
                                                                                         17.36             10.32
                                                                                         15.05             17.36
                                                                                         14.45             15.05
                                                                                         13.69             14.45
                                                                                         12.33             13.69
                                                                                         10.00             12.33
---------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B         $17.49            $19.54
                                                                                         12.91             17.49
                                                                                         25.53             12.91
                                                                                         21.73             25.53
                                                                                         17.95             21.73
                                                                                         15.30             17.95
                                                                                         13.36             15.30
                                                                                         10.00             13.36
---------------------------------------------------------------------------------------------------------------------
DREYFUS
---------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares                  $ 8.91            $10.04
                                                                                          6.78              8.91
                                                                                         10.53              6.78
                                                                                          9.95             10.53
                                                                                          9.28              9.95
                                                                                          9.12              9.28
                                                                                          8.74              9.12
                                                                                          7.06              8.74
                                                                                         10.00              7.06
---------------------------------------------------------------------------------------------------------------------

                                                                                    NUMBER OF
                                                                                  ACCUMULATION
                                                                                    UNITS AT
SUBACCOUNTS                                                                       END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
----------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                   254     2010
                                                                                        254     2009
                                                                                        254     2008
                                                                                        254     2007
                                                                                         --     2006
                                                                                         --     2005
                                                                                         --     2004
----------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                              --     2010
                                                                                         --     2009
                                                                                         --     2008
                                                                                         --     2007
                                                                                         --     2006
                                                                                         --     2005
----------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                              269     2010
                                                                                        269     2009
                                                                                        270     2008
                                                                                        270     2007
                                                                                         --     2006
                                                                                         --     2005
                                                                                         --     2004
----------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                           241     2010
                                                                                        280     2009
                                                                                        327     2008
                                                                                        343     2007
                                                                                        434     2006
                                                                                         --     2005
                                                                                         --     2004
----------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
----------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                            3,287     2010
                                                                                      4,079     2009
                                                                                      4,122     2008
                                                                                      3,789     2007
                                                                                     11,408     2006
                                                                                      9,141     2005
                                                                                      7,853     2004
                                                                                         --     2003
----------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B       3,877     2010
                                                                                      4,608     2009
                                                                                      4,648     2008
                                                                                      4,377     2007
                                                                                      2,991     2006
                                                                                      2,447     2005
                                                                                      1,931     2004
                                                                                      1,127     2003
----------------------------------------------------------------------------------------------------
DREYFUS
----------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares                   --     2010
                                                                                         --     2009
                                                                                         --     2008
                                                                                         --     2007
                                                                                         --     2006
                                                                                         --     2005
                                                                                         --     2004
                                                                                         --     2003
                                                                                         --     2002
----------------------------------------------------------------------------------------------------

                                                                                              NUMBER OF
                                                            ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                           UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                              BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                 $10.87            $11.65         69,146    2010
                                                                 7.67             10.87         89,455    2009
                                                                10.72              7.67        101,450    2008
                                                                10.75             10.72        105,729    2007
                                                                10.37             10.75        110,972    2006
                                                                10.17             10.37        111,961    2005
                                                                10.07             10.17         63,047    2004
                                                                 9.96             10.07          7,156    2003
                                                                10.00              9.96             --    2002
--------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
--------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares         $15.20            $17.07          4,097    2010
                                                                10.15             15.20          8,333    2009
                                                                13.99             10.15         15,371    2008
                                                                13.81             13.99         16,058    2007
                                                                12.71             13.81         15,487    2006
                                                                12.66             12.71          9,934    2005
                                                                11.70             12.66          8,133    2004
                                                                 9.78             11.70          9,741    2003
                                                                10.00              9.78          1,030    2002
--------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                 $15.67            $18.12          3,977    2010
                                                                12.36             15.67          6,230    2009
                                                                21.67             12.36          6,870    2008
                                                                18.30             21.67          8,414    2007
                                                                16.26             18.30         10,286    2006
                                                                14.93             16.26          7,779    2005
                                                                13.28             14.93          5,995    2004
                                                                10.00             13.28          3,471    2003
--------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
--------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2           $11.07            $12.39          4,225    2010
                                                                 8.75             11.07          4,473    2009
                                                                12.54              8.75          5,194    2008
                                                                11.09             12.54             --    2007
                                                                10.54             11.09             --    2006
                                                                10.34             10.54             --    2005
                                                                10.00             10.34             --    2004
--------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                    $ 9.76            $11.28            878    2010
                                                                 7.18              9.76            879    2009
                                                                11.11              7.18            880    2008
                                                                10.41             11.11            880    2007
                                                                10.00             10.41             --    2006
--------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2               $13.49            $15.49         25,773    2010
                                                                10.14             13.49         32,065    2009
                                                                18.02             10.14         34,394    2008
                                                                15.65             18.02         37,950    2007
                                                                14.30             15.65         48,407    2006
                                                                12.48             14.30         51,636    2005
                                                                11.04             12.48         27,871    2004
                                                                 8.77             11.04         13,750    2003
                                                                10.00              8.77          2,258    2002
--------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $12.53            $14.52            --     2010
                                                                          9.40             12.53            --     2009
                                                                         16.31              9.40            --     2008
                                                                         15.57             16.31           875     2007
                                                                         13.93             15.57           581     2006
                                                                         11.75             13.93            --     2005
                                                                         11.81             11.75            --     2004
                                                                         10.00             11.81            --     2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $ 9.51            $10.73        23,062     2010
                                                                          7.46              9.51        31,720     2009
                                                                         13.28              7.46        43,621     2008
                                                                         13.35             13.28        58,544     2007
                                                                         11.34             13.35        56,590     2006
                                                                         10.94             11.34        60,926     2005
                                                                         10.01             10.94        57,661     2004
                                                                          7.84             10.01        55,234     2003
                                                                         10.00              7.84        22,674     2002
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $ 7.85            $ 9.55         5,728     2010
                                                                          6.25              7.85         7,624     2009
                                                                         12.08              6.25         8,906     2008
                                                                          9.71             12.08         9,191     2007
                                                                          9.28              9.71         8,281     2006
                                                                          8.96              9.28         7,972     2005
                                                                          8.85              8.96         7,716     2004
                                                                          6.80              8.85         4,878     2003
                                                                         10.00              6.80         1,831     2002
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $ 9.33            $10.50         6,057     2010
                                                                          7.48              9.33         6,714     2009
                                                                         13.12              7.48         8,082     2008
                                                                         11.94             13.12         8,068     2007
                                                                         10.77             11.94         7,421     2006
                                                                         10.22             10.77         7,979     2005
                                                                          9.86             10.22         4,328     2004
                                                                          8.13              9.86        13,086     2003
                                                                         10.00              8.13        10,475     2002
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $10.84            $11.45            --     2010
                                                                          9.56             10.84            --     2009
                                                                         10.09              9.56            --     2008
                                                                         10.00             10.09           155     2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $17.17            $21.67        19,963     2010
                                                                         12.51             17.17        23,256     2009
                                                                         21.09             12.51        25,702     2008
                                                                         18.62             21.09        32,941     2007
                                                                         16.87             18.62        41,692     2006
                                                                         14.56             16.87        38,530     2005
                                                                         11.89             14.56        38,518     2004
                                                                          8.76             11.89        44,031     2003
                                                                         10.00              8.76        42,838     2002
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $ 9.85            $12.22           241     2010
                                                                          6.38              9.85           242     2009
                                                                         13.34              6.38           242     2008
                                                                         12.89             13.34           242     2007
                                                                         11.31             12.89            --     2006
                                                                         11.25             11.31            --     2005
                                                                         10.00             11.25            --     2004
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $11.30            $12.50        17,892     2010
                                                                                    8.48             11.30        23,221     2009
                                                                                   12.28              8.48        18,454     2008
                                                                                   12.06             12.28        17,414     2007
                                                                                   10.38             12.06         9,668     2006
                                                                                   10.00             10.38           907     2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 7.98            $ 8.64            --     2010
                                                                                    6.24              7.98            --     2009
                                                                                    9.91              6.24            --     2008
                                                                                   10.00              9.91            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $13.04            $14.24         8,300     2010
                                                                                   10.53             13.04         4,872     2009
                                                                                   17.05             10.53         4,963     2008
                                                                                   16.78             17.05         6,171     2007
                                                                                   14.44             16.78         3,161     2006
                                                                                   13.30             14.44            --     2005
                                                                                   12.02             13.30            --     2004
                                                                                    9.78             12.02            --     2003
                                                                                   10.00              9.78            --     2002
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 8.08            $ 8.52         2,385     2010
                                                                                    6.28              8.08         3,253     2009
                                                                                   11.08              6.28         3,298     2008
                                                                                   11.03             11.08         4,946     2007
                                                                                   10.00             11.03         3,452     2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $10.69            $11.72         8,259     2010
                                                                                    8.68             10.69        10,277     2009
                                                                                   13.19              8.68        16,296     2008
                                                                                   12.20             13.19        21,094     2007
                                                                                   10.54             12.20        23,551     2006
                                                                                   10.31             10.54        24,466     2005
                                                                                    9.59             10.31        24,854     2004
                                                                                    7.87              9.59        26,114     2003
                                                                                   10.00              7.87         9,308     2002
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $11.45            $12.10        10,570     2010
                                                                                   10.81             11.45        10,556     2009
                                                                                   11.60             10.81         9,935     2008
                                                                                   11.27             11.60        11,382     2007
                                                                                   11.00             11.27        12,946     2006
                                                                                   10.97             11.00        14,742     2005
                                                                                   10.81             10.97        14,741     2004
                                                                                   10.62             10.81        13,554     2003
                                                                                   10.00             10.62           160     2002
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $13.04            $16.16        18,079     2010
                                                                                    9.39             13.04        22,040     2009
                                                                                   15.38              9.39        26,056     2008
                                                                                   13.91             15.38        29,006     2007
                                                                                   13.07             13.91        31,149     2006
                                                                                   11.91             13.07        27,025     2005
                                                                                   10.45             11.91        30,131     2004
                                                                                    8.01             10.45        31,112     2003
                                                                                   10.00              8.01        19,620     2002
---------------------------------------------------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------
  Money Market Fund                                     $ 1.03            $ 1.01         23,770    2010
                                                          1.05              1.03        153,628    2009
                                                          1.05              1.05        556,052    2008
                                                          1.01              1.05        568,100    2007
                                                          0.99              1.01        590,814    2006
                                                          0.98              0.99        462,125    2005
                                                          0.99              0.98        467,693    2004
                                                          1.00              0.99        528,820    2003
                                                          1.00              1.00        688,546    2002
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $ 9.43            $10.33          1,455    2010
                                                          6.92              9.43          1,455    2009
                                                         11.13              6.92          1,455    2008
                                                         10.76             11.13          1,455    2007
                                                         10.04             10.76          1,455    2006
                                                         10.10             10.04          6,207    2005
                                                          9.61             10.10          6,558    2004
                                                          7.59              9.61          8,553    2003
                                                         10.00              7.59          1,455    2002
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $16.26            $20.59          7,662    2010
                                                         12.20             16.26          9,394    2009
                                                         19.42             12.20         11,081    2008
                                                         23.23             19.42         11,621    2007
                                                         17.78             23.23         10,121    2006
                                                         16.20             17.78          8,306    2005
                                                         12.46             16.20         12,926    2004
                                                         10.00             12.46          9,560    2003
-------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $ 9.41            $10.61         95,927    2010
                                                          7.59              9.41         97,912    2009
                                                         12.34              7.59        107,680    2008
                                                         11.96             12.34        115,712    2007
                                                         10.55             11.96        113,668    2006
                                                         10.28             10.55        109,914    2005
                                                          9.48             10.28        110,333    2004
                                                          7.52              9.48        121,652    2003
                                                         10.00              7.52         60,262    2002
-------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares               $10.96            $13.72          6,414    2010
                                                          8.53             10.96          8,514    2009
                                                         13.92              8.53         10,297    2008
                                                         13.85             13.92         12,629    2007
                                                         12.45             13.85         14,214    2006
                                                         11.57             12.45         13,655    2005
                                                         10.23             11.57         17,151    2004
                                                          8.40             10.23         18,862    2003
                                                         10.00              8.40         13,613    2002
-------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                   $12.45            $13.41          7,820    2010
                                                         10.50             12.45         10,730    2009
                                                         15.12             10.50         13,737    2008
                                                         13.79             15.12         12,688    2007
                                                         12.34             13.79         14,978    2006
                                                         12.12             12.34         11,682    2005
                                                         11.41             12.12         12,533    2004
                                                         10.00             11.41         10,503    2003
-------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                   $ 9.53            $10.24             --    2010
                                                          8.05              9.53             --    2009
                                                         11.61              8.05             --    2008
                                                         10.60             11.61             --    2007
                                                         10.00             10.60             --    2006
-------------------------------------------------------------------------------------------------------

                                                                                                                  NUMBER OF
                                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                               $ 9.88            $10.70            316
                                                                                     7.64              9.88            345
                                                                                    12.17              7.64          1,207
                                                                                    11.48             12.17          1,332
                                                                                    10.06             11.48          8,129
                                                                                    10.00             10.06          8,551
                                                                                     9.41             10.00          8,543
                                                                                     7.77              9.41          8,201
                                                                                    10.00              7.77          2,355
------------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                                   $ 9.48            $11.65            204
                                                                                     6.42              9.48             --
                                                                                    10.00              6.42             --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                                 $ 9.01            $ 9.84             --
                                                                                     7.01              9.01             --
                                                                                    10.00              7.01             --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                      $ 8.65            $ 9.27            543
                                                                                     7.59              8.65            868
                                                                                    10.00              7.59            783
------------------------------------------------------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares                     $10.00            $10.90             --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares           $11.27            $11.64          1,916
                                                                                    10.57             11.27            851
                                                                                    10.00             10.57            758
------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares         $ 9.78            $11.89            421
                                                                                     7.46              9.78            951
                                                                                    10.00              7.46            985
------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                                 $10.35            $11.94          1,683
                                                                                     7.23             10.35          1,254
                                                                                    10.00              7.23          1,432
------------------------------------------------------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares                    $ 8.53            $10.37            488
                                                                                     6.57              8.53            282
                                                                                    10.00              6.57            293
------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                                 $10.62            $13.03          2,784
                                                                                     8.12             10.62          4,634
                                                                                    13.13              8.12          4,646
                                                                                    12.96             13.13          4,743
                                                                                    11.36             12.96          1,995
                                                                                    10.00             11.36          1,930
------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
----------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                             $13.60            $14.44         46,991
                                                                                    11.03             13.60         52,396
                                                                                    13.38             11.03         72,149
                                                                                    12.36             13.38         86,634
                                                                                    11.39             12.36         91,194
                                                                                    10.78             11.39        105,654
                                                                                    10.13             10.78        128,087
                                                                                     9.07             10.13        127,245
                                                                                    10.00              9.07        112,016
------------------------------------------------------------------------------------------------------------------------------



SUBACCOUNTS                                                                  YEAR
---------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                         2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
---------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                           2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares               2010
---------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares     2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares   2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                           2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares              2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                           2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
                                                                             2005
---------------------------------------------------------------------------------
JANUS ASPEN SERIES
----------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                       2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
---------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------
  Enterprise Portfolio -- Service Shares                $13.85            $17.07            --     2010
                                                          9.76             13.85            --     2009
                                                         17.71              9.76            17     2008
                                                         14.82             17.71           678     2007
                                                         13.31             14.82           864     2006
                                                         12.10             13.31           907     2005
                                                         10.23             12.10         1,000     2004
                                                          7.73             10.23         1,037     2003
                                                         10.00              7.73         1,109     2002
-------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                     $14.34            $15.00         1,365     2010
                                                         10.00             14.34         2,158     2009
                                                         18.29             10.00         2,241     2008
                                                         13.63             18.29         2,091     2007
                                                         12.72             13.63         2,086     2006
                                                         11.51             12.72         1,624     2005
                                                          9.93             11.51         1,929     2004
                                                          8.41              9.93         2,040     2003
                                                         10.00              8.41         3,611     2002
-------------------------------------------------------------------------------------------------------
  Global Technology Portfolio -- Service Shares         $ 9.93            $12.13            34     2010
                                                          6.45              9.93           162     2009
                                                         11.72              6.45            99     2008
                                                          9.81             11.72            99     2007
                                                          9.26              9.81         1,488     2006
                                                          8.45              9.26         1,488     2005
                                                          8.56              8.45         2,839     2004
                                                          5.95              8.56         1,399     2003
                                                         10.00              5.95         4,778     2002
-------------------------------------------------------------------------------------------------------
  Janus Portfolio -- Service Shares                     $ 9.25            $10.38         1,402     2010
                                                          6.93              9.25         1,402     2009
                                                         11.73              6.93         1,402     2008
                                                         10.41             11.73         2,333     2007
                                                          9.54             10.41           482     2006
                                                          9.34              9.54         2,203     2005
                                                          9.12              9.34         2,883     2004
                                                          7.07              9.12         3,020     2003
                                                         10.00              7.07         1,124     2002
-------------------------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                  $21.81            $26.78         1,333     2010
                                                         12.40             21.81         1,413     2009
                                                         26.44             12.40         4,505     2008
                                                         21.03             26.44         4,652     2007
                                                         14.61             21.03         5,120     2006
                                                         11.27             14.61         5,763     2005
                                                          9.67             11.27         6,131     2004
                                                          7.32              9.67         5,990     2003
                                                         10.00              7.32         1,352     2002
-------------------------------------------------------------------------------------------------------
  Worldwide Portfolio -- Service Shares                 $ 8.61            $ 9.77         1,274     2010
                                                          6.38              8.61         1,329     2009
                                                         11.78              6.38         1,330     2008
                                                         10.97             11.78         4,749     2007
                                                          9.47             10.97         5,033     2006
                                                          9.14              9.47         5,392     2005
                                                          8.90              9.14         5,678     2004
                                                          7.33              8.90         6,217     2003
                                                         10.00              7.33         4,895     2002
-------------------------------------------------------------------------------------------------------

                                                                                                                     NUMBER OF
                                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II             $11.89            $14.56         1,239
                                                                                        9.02             11.89         1,316
                                                                                       15.46              9.02         1,316
                                                                                       15.69             15.46         1,394
                                                                                       14.43             15.69         1,465
                                                                                       13.40             14.43         1,536
                                                                                       12.54             13.40         2,075
                                                                                       10.00             12.54           163
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II         $ 7.67            $ 8.45            --
                                                                                        6.37              7.67            --
                                                                                        9.98              6.37            --
                                                                                       10.00              9.98            --
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --              $ 7.50            $ 8.59            --
   Class I                                                                              5.90              7.50            --
                                                                                        9.48              5.90            --
                                                                                       10.00              9.48           522
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                        $ 9.26            $10.19        12,318
                                                                                        6.78              9.26        14,752
                                                                                       10.95              6.78        14,996
                                                                                       10.04             10.95        18,336
                                                                                        9.53             10.04        23,063
                                                                                        9.31              9.53        25,557
                                                                                        8.70              9.31        33,424
                                                                                        7.23              8.70        38,130
                                                                                       10.00              7.23        34,776
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                               $10.27            $11.18           630
                                                                                        8.26             10.27         4,154
                                                                                       12.61              8.26         5,276
                                                                                       11.67             12.61        10,008
                                                                                       10.54             11.67        11,688
                                                                                       10.03             10.54        11,890
                                                                                        9.19             10.03        11,501
                                                                                        7.68              9.19        13,847
                                                                                       10.00              7.68         7,608
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                                 $10.17            $13.58         8,895
                                                                                        6.36             10.17         9,160
                                                                                       10.71              6.36        11,693
                                                                                       10.67             10.71        11,239
                                                                                        9.62             10.67        10,750
                                                                                        9.32              9.62         3,191
                                                                                        8.94              9.32         4,502
                                                                                        6.82              8.94         2,627
                                                                                       10.00              6.82           101
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                                  $12.37            $13.31            --
                                                                                       10.70             12.37            --
                                                                                       14.02             10.70            --
                                                                                       13.74             14.02           402
                                                                                       12.53             13.74           289
                                                                                       12.44             12.53            --
                                                                                       11.41             12.44            --
                                                                                       10.02             11.41            --
                                                                                       10.00             10.02            --
---------------------------------------------------------------------------------------------------------------------------------



SUBACCOUNTS                                                                     YEAR
------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II       2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
                                                                                2003
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II   2010
                                                                                2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --        2010
   Class I                                                                      2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
                                                                                2003
                                                                                2002
------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
                                                                                2003
                                                                                2002
------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                           2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
                                                                                2003
                                                                                2002
------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
                                                                                2003
                                                                                2002
------------------------------------------------------------------------------------

                                                                                                     NUMBER OF
                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                     $19.89            $22.17         10,846    2010
                                                                       15.24             19.89          8,696    2009
                                                                       24.96             15.24         10,603    2008
                                                                       19.93             24.96         14,238    2007
                                                                       15.49             19.93         13,197    2006
                                                                       13.53             15.49          7,438    2005
                                                                       10.61             13.53          5,013    2004
                                                                        7.97             10.61          2,711    2003
                                                                       10.00              7.97          1,548    2002
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                      $ 8.13            $ 9.00             --    2010
                                                                        6.81              8.13             --    2009
                                                                       12.30              6.81             --    2008
                                                                       12.11             12.30          5,736    2007
                                                                       11.12             12.11          2,394    2006
                                                                       10.92             11.12          2,394    2005
                                                                       10.00             10.92            452    2004
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares          $12.23            $13.11            145    2010
                                                                        8.64             12.23            297    2009
                                                                       16.20              8.64            320    2008
                                                                       14.49             16.20            262    2007
                                                                       13.70             14.49            265    2006
                                                                       13.30             13.70            396    2005
                                                                       12.71             13.30          1,138    2004
                                                                        9.90             12.71            892    2003
                                                                       10.00              9.90             --    2002
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares             $13.21            $15.01         22,056    2010
                                                                        9.65             13.21         24,001    2009
                                                                       16.47              9.65         29,449    2008
                                                                       15.81             16.47         33,322    2007
                                                                       13.72             15.81         35,210    2006
                                                                       12.25             13.72         35,288    2005
                                                                       10.49             12.25         36,982    2004
                                                                        7.48             10.49         36,757    2003
                                                                       10.00              7.48         19,756    2002
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                   $ 9.43            $10.73         40,524    2010
                                                                        7.50              9.43         50,830    2009
                                                                       12.45              7.50         56,956    2008
                                                                       12.17             12.45         84,754    2007
                                                                       10.80             12.17         99,289    2006
                                                                       10.40             10.80        112,207    2005
                                                                        9.71             10.40        140,480    2004
                                                                        7.82              9.71        164,722    2003
                                                                       10.00              7.82        137,585    2002
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares         $15.01            $18.14          7,147    2010
                                                                       11.17             15.01          7,977    2009
                                                                       18.34             11.17          9,324    2008
                                                                       18.94             18.34         11,104    2007
                                                                       16.82             18.94         15,504    2006
                                                                       15.61             16.82         16,353    2005
                                                                       13.34             15.61         14,266    2004
                                                                        9.42             13.34          8,168    2003
                                                                       10.00              9.42             --    2002
---------------------------------------------------------------------------------------------------------------------

                                                                                                                    NUMBER OF
                                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                      $10.50            $13.12            175
                                                                                       8.09             10.50            176
                                                                                      16.22              8.09            176
                                                                                      15.58             16.22            355
                                                                                      15.44             15.58            355
                                                                                      14.04             15.44            176
                                                                                      11.97             14.04            177
                                                                                      10.00             11.97            101
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                        $11.16            $12.38             --
                                                                                       9.36             11.16             --
                                                                                      11.33              9.36             --
                                                                                      10.67             11.33             --
                                                                                      10.39             10.67             --
                                                                                      10.00             10.39             --
--------------------------------------------------------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares         $12.70            $13.53          2,508
                                                                                      11.18             12.70          2,627
                                                                                      11.67             11.18          2,713
                                                                                      11.47             11.67          3,200
                                                                                      11.43             11.47          2,162
                                                                                      11.07             11.43          2,205
                                                                                      10.68             11.07          1,523
                                                                                      10.63             10.68          9,078
                                                                                      10.00             10.63          8,406
--------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                                $14.49            $16.29         12,892
                                                                                      10.52             14.49         17,501
                                                                                      14.01             10.52         20,378
                                                                                      13.78             14.01         22,998
                                                                                      12.87             13.78         25,227
                                                                                      12.59             12.87         24,619
                                                                                      11.70             12.59         26,050
                                                                                       9.70             11.70         24,548
                                                                                      10.00              9.70         12,002
--------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares                 $14.99            $16.43         46,086
                                                                                      15.96             14.99         59,395
                                                                                      13.86             15.96         65,492
                                                                                      12.86             13.86         75,100
                                                                                      12.95             12.86         84,403
                                                                                      12.59             12.95         94,390
                                                                                      11.91             12.59         64,945
                                                                                      11.68             11.91        105,287
                                                                                      10.00             11.68         94,209
--------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                              $11.68            $12.07          3,619
                                                                                      10.49             11.68          4,167
                                                                                      10.73             10.49          4,114
                                                                                      10.18             10.73          2,477
                                                                                       9.97             10.18          1,290
                                                                                      10.00              9.97             --
--------------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                              $14.32            $15.20         55,645
                                                                                      12.79             14.32         66,665
                                                                                      12.42             12.79         91,190
                                                                                      11.64             12.42        109,142
                                                                                      11.41             11.64        118,023
                                                                                      11.34             11.41        125,162
                                                                                      11.01             11.34        129,504
                                                                                      10.68             11.01        142,783
                                                                                      10.00             10.68        113,110
--------------------------------------------------------------------------------------------------------------------------------



SUBACCOUNTS                                                                    YEAR
-----------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
-----------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                  2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
-----------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares   2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
-----------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                          2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
-----------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares           2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
-----------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                        2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
-----------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                        2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
-----------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $ 9.53            $11.09        25,972     2010
                                                                  6.39              9.53        27,092     2009
                                                                 11.20              6.39        25,979     2008
                                                                  9.68             11.20        26,552     2007
                                                                  9.32              9.68        27,067     2006
                                                                  9.38              9.32        27,094     2005
                                                                  8.74              9.38        26,709     2004
                                                                  6.12              8.74           634     2003
                                                                 10.00              6.12           699     2002
---------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $13.57            $14.86           337     2010
                                                                  9.72             13.57           383     2009
                                                                 15.85              9.72           439     2008
                                                                 14.47             15.85           616     2007
                                                                 14.53             14.47           689     2006
                                                                 12.98             14.53           753     2005
                                                                 12.10             12.98           622     2004
                                                                 10.00             12.10           670     2003
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $18.42            $19.42           303     2010
                                                                 11.92             18.42           881     2009
                                                                 20.03             11.92           923     2008
                                                                 18.52             20.03         1,142     2007
                                                                 16.60             18.52         1,483     2006
                                                                 13.94             16.60           722     2005
                                                                 12.31             13.94            --     2004
                                                                 10.00             12.31            --     2003
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $20.47            $25.62         2,051     2010
                                                                 11.81             20.47         1,150     2009
                                                                 25.70             11.81         1,167     2008
                                                                 17.72             25.70         1,185     2007
                                                                 14.83             17.72           702     2006
                                                                 10.00             14.83           702     2005
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $10.00            $12.59            --     2010
---------------------------------------------------------------------------------------------------------------

TABLE OF CONTENTS

STATEMENT OF ADDITIONAL INFORMATION

THE COMPANY.......................................................................................................... B-3

THE SEPARATE ACCOUNT................................................................................................. B-3

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT................................................................... B-3

THE CONTRACTS........................................................................................................ B-3
   Transfer of Annuity Units......................................................................................... B-3
   Net Investment Factor............................................................................................. B-4

TERMINATION OF PARTICIPATION AGREEMENTS.............................................................................. B-4

CALCULATION OF PERFORMANCE DATA...................................................................................... B-5
   Subaccounts Investing in the GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment
     Fund -- Money Market Portfolio.................................................................................. B-5
   Other Subaccounts................................................................................................. B-6
   Other Performance Data............................................................................................ B-7

TAX MATTERS.......................................................................................................... B-7
   Taxation of Genworth Life Insurance Company of New York........................................................... B-7
   IRS Required Distributions........................................................................................ B-7

GENERAL PROVISIONS................................................................................................... B-8
   Using the Contracts as Collateral................................................................................. B-8
   The Beneficiary................................................................................................... B-8
   Non-Participating................................................................................................. B-8
   Misstatement of Age or Gender..................................................................................... B-8
   Incontestability.................................................................................................. B-8
   Statement of Values............................................................................................... B-8
   Trust as Owner or Beneficiary..................................................................................... B-8
   Written Notice.................................................................................................... B-8

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS........................................................ B-9

REGULATION OF GENWORTH LIFE INSURANCE COMPANY OF NEW YORK............................................................ B-9

EXPERTS.............................................................................................................. B-9

FINANCIAL STATEMENTS................................................................................................. B-9

                  Genworth Life Insurance Company of New York
                          666 Third Avenue, 9th Floor
                           New York, New York 10017

                                Service Center
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 313-5282.

Genworth Life Insurance Company of New York
Variable Annuity Service Center
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account Contract Form NY1155 4/00 (RetireReady/SM/ Choice NY) to:

Name: __________________________________________________________________________

Address: _______________________________________________________________________
                                          Street

________________________________________________________________________________
         City                 State                                    Zip

Signature of Requestor: ________________________________________________________
                                                 Date